UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2014

Item 1.	Reports to Stockholders

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Telecommunication Services Index ETF

Fidelity MSCI Utilities Index ETF

Annual Report

July 31, 2014

Contents

Market Recap	3	A review of what happened in markets during the period.

Performance and Management’s Discussion of Fund Performance	4	How each fund has done over time, the Portfolio Manager’s review of each fund’s performance and a summary of each fund’s holdings.

Shareholder Expense Example	24	An example of shareholder expenses.

Investments	26	A complete list of each fund’s investments with their market values.

Financial Statements	66	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	74	Notes to the financial statements.

Report of Independent Registered Public Accounting Firm	78

Premium/Discount Analysis	79	Information regarding each fund’s NAV and market price.

Trustees and Officers	82

Distributions	86

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2014 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report	2

Market Recap

U.S. stocks overcame a slowing economy early in 2014 to post a strong gain for the period from October 21, 2013, through July 31, 2014, supported by healthy corporate profits and continued low interest rates. The S&P 500® Index rose 12.42%, reaching an all-time high near period end. The technology-heavy Nasdaq Composite Index® gained 12.53%, driven by advancing shares of Apple, Facebook, Google and other large-cap companies. Among S&P 500® sectors, information technology (+21%) led the way amid strong demand for hardware, software and semiconductors, with the latter setting global sales records during the period. Health care (+17%) also performed well, with hefty contributions from pharmaceuticals, biotechnology & life sciences companies. Materials (+14%) rose amid higher prices for many commodity products. Energy (+14%) advanced due to strong global demand for crude oil, healthy U.S. output and the threat of supply disruptions in Iraq. Utilities (+10%) approached the index’s return, aided by fairly low input costs. Financials (+9%) lagged the broader market amid unfavorable interest rate trends for the industry and low trading volumes. Consumer discretionary (+7%) also trailed the index, as retailers suffered from lackluster customer traffic. Consumer staples (+6%) proved the worst performer, as many investors preferred to invest in stock sectors with more exposure to the growing economy. Volatility remained tame overall, with markets supported by declining unemployment, near-record profit margins for companies, muted cost inflation and low corporate debt levels. Geopolitical tensions remained a concern at period end, however, with conflict in Ukraine and strained relations between Russia and the West posing a potential threat to global growth.

3	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	6.47%
Fidelity MSCI Consumer Discretionary Index ETF – Market Price	6.59%
MSCI USA IMI Consumer Discretionary Index	6.56%
S&P 500 Index	12.42%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	8.63%
Fidelity MSCI Consumer Discretionary Index ETF – Market Price	8.59%
MSCI USA IMI Consumer Discretionary Index	8.74%
S&P 500 Index	13.99%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

Average annual total returns take Fidelity MSCI Consumer Discretionary Index ETF’s cumulative total return and show you what would have happened if Fidelity MSCI Consumer Discretionary Index ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Discretionary Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Consumer Discretionary Index and the S&P 500 Index performed over the same period.

Annual Report	4

Fidelity® MSCI Consumer Discretionary Index ETF

Management’s Discussion of Fund Performance

From its inception on October 21, 2013, through July 31, 2014, the exchange-traded fund’s (ETF) net asset value advanced 6.47%, in line with the 6.56% return of the MSCI USA IMI Consumer Discretionary Index. The ETF’s market price gained 6.59% over the same time frame, while the broad-market S&P 500® Index returned 12.42%. Consumer discretionary stocks produced the second-lowest return among the 10 MSCI market sectors during the period. Brick-and-mortar retailers continued to struggle after a harsh winter, and the group reported weak first-quarter sales across the board. Intense competition in the industry hurt margins, which dampened the performance of many stocks in the index. Multiple factors weighed on consumers’ decisions to spend on discretionary products, including concern over rising oil prices later in the period and an uptick in inflation, despite reduced debt loads and early signs of wage growth. However, the fundamental picture seemed to be improving, as housing strengthened, unemployment trended lower and auto sales improved. In fact, domestic car sales saw healthy sales volumes, largely driven by demand from buyers who had delayed purchases in recent years. Additionally, signs of economic improvement in the broad market, despite some volatility, lifted consumer confidence, while greater access to credit and attractive lending rates boosted affordability. Looking at industries within the sector, retailers – specifically apparel and home-furnishing retail, along with specialty and general merchandise stores – produced some of the lowest results. Internet retail performed about in line with the index; however, benchmark heavyweight and global e-commerce giant Amazon.com was hurt by mixed financial results this period, partly due to weakness in international markets. On the flip side, the movies & entertainment and cable & satellite segments – the two largest industry weightings, combined making up roughly 23% of the index, on average – performed well, as media companies benefited from a generally optimistic consumer and firms found ways to capitalize on paid content. In the former category, shares of Walt Disney were lifted by the success of the company’s animated films and an increase in visits to its theme parks.

Note to shareholders: Effective May 30, 2014, the fund eliminated the 25% limitation of assets invested in securities of a single issuer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s sub-adviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2014
% of fund’s net assets
The Walt Disney Co.	5.4
Amazon.com, Inc.	4.6
Comcast Corp. Class A	4.3
Home Depot, Inc.	4.3
McDonald’s Corp.	3.5
Time Warner, Inc.	2.8
priceline.com, Inc.	2.4
Ford Motor Co.	2.3
Starbucks Corp.	2.2
NIKE, Inc. Class B	2.0

33.8

Industries as of July 31, 2014

*	Includes short-term investments and net other assets.

5	Annual Report

Fidelity® MSCI Consumer Staples Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	6.42%
Fidelity MSCI Consumer Staples Index ETF – Market Price	6.50%
MSCI USA IMI Consumer Staples Index	6.52%
S&P 500 Index	12.42%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	10.24%
Fidelity MSCI Consumer Staples Index ETF – Market Price	10.16%
MSCI USA IMI Consumer Staples Index	10.33%
S&P 500 Index	13.99%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

Average annual total returns take Fidelity MSCI Consumer Staples Index ETF’s cumulative total return and show you what would have happened if Fidelity MSCI Consumer Staples Index ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Staples Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Consumer Staples Index and the S&P 500 Index performed over the same period.

Annual Report	6

Fidelity® MSCI Consumer Staples Index ETF

Management’s Discussion of Fund Performance

From its inception on October 21, 2013, through July 31, 2014, the exchange-traded fund’s (ETF) net asset value rose 6.42%, in line with the 6.52% return of the MSCI USA IMI Consumer Staples Index. The ETF’s market price gained 6.50% over the same time frame, while the broad-market S&P 500® Index returned 12.42%. The period was uneventful for consumer staples, as the traditionally defensive sector languished while investors searched elsewhere for higher returns given a slowly improving yet volatile economy. Business conditions remained steady, but company fundamentals were largely uninspiring, due partly to disappointing growth rates in developed markets and slower-than-expected consumption in emerging markets (EM). Also, currency weakness in EM early in 2014 hurt staples firms with exposure there. Cost pressures in the sector were benign overall, with no pricing wars of note. However, many companies remained focused on cutting costs, which helped account for decent earnings results and minimal earnings volatility, while merger-and-acquisition activity among a handful of firms added a bit of a spark. In terms of industries, household products – which made up nearly 20% of the MSCI sector index – did poorly, as demand was flat for basic products; the weak-performing shares of consumer products giant Procter & Gamble dampened the group’s return. Two smaller segments of the index, personal products and food retail, also struggled. In the former, Nu Skin Enterprises and Avon Products put up poor numbers, while Whole Foods Market couldn’t keep pace in the latter. On the plus side, packaged foods & meats and drug retail bettered the index, with the latter industry boosted by strong returns from drugstore chains CVS Caremark and Walgreen. Beverage-related industries also did well, especially distillers & vintners, where names such as Beam lifted performance.

Note to shareholders: Effective May 30, 2014, the fund eliminated the 25% limitation of assets invested in securities of a single issuer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s sub-adviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2014
% of fund’s net assets
The Procter & Gamble Co.	12.0
The Coca-Cola Co.	8.9
PepsiCo, Inc.	7.7
Philip Morris International, Inc.	7.5
Wal-Mart Stores, Inc.	6.8
CVS Caremark Corp.	5.2
Altria Group, Inc.	4.6
Walgreen Co.	3.6
Mondelez International, Inc. Class A	3.5
Colgate-Palmolive Co.	3.4

63.2

Industries as of July 31, 2014

*	Includes short-term investments and net other assets.

7	Annual Report

Fidelity® MSCI Energy Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	13.16%
Fidelity MSCI Energy Index ETF – Market Price	13.20%
MSCI USA IMI Energy Index	13.28%
S&P 500 Index	12.42%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	17.57%
Fidelity MSCI Energy Index ETF – Market Price	17.57%
MSCI USA IMI Energy Index	17.70%
S&P 500 Index	13.99%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

Average annual total returns take Fidelity MSCI Energy Index ETF’s cumulative total return and show you what would have happened if Fidelity MSCI Energy Index ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Energy Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Energy Index and the S&P 500 Index performed over the same period.

Annual Report	8

Fidelity® MSCI Energy Index ETF

Management’s Discussion of Fund Performance

From its inception on October 21, 2013, through July 31, 2014, the exchange-traded fund’s (ETF) net asset value rose 13.16%, in line with the 13.28% return of the MSCI USA IMI Energy Index. The ETF’s market price gained 13.20% over the same time frame, while the broad-market S&P 500® Index returned 12.42%. The ongoing boom in North American oil and natural gas production lifted several index segments to gains of more than 20% for the period. Oil & gas storage & transport gained 29% as U.S. pipeline companies benefited from moving the glut of midcontinent-produced oil and gas to coastal refiners. Refining & marketing – which made up 6% of the index, on average – was another outperformer, as expansion of the U.S. pipeline system brought more U.S. crude to Gulf Coast refiners for processing. Equipment & services firms such as Schlumberger and Halliburton also benefited from the exploration boom. Conversely, integrated oil & gas, which makes up nearly 40% the index, fell short, returning 12%. Nonetheless, large index components Exxon Mobil and Chevron were notable gainers here, as global oil prices rose in the new year amid tensions in Iraq and elsewhere in the Middle East. Coal & consumable fuels (-10%) posted the energy sector’s only negative result, due mainly to increased regulation and the nation’s shift from coal to natural gas and renewable energy. Elsewhere in exploration & production, shares of U.S. driller Noble Energy fell on lowered production guidance, while Cobalt International Energy declined on news of a failed effort in the Gulf of Mexico.

Note to shareholders: Effective May 30, 2014, the fund eliminated the 25% limitation of assets invested in securities of a single issuer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s sub-adviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2014
% of fund’s net assets
Exxon Mobil Corp.	20.3
Chevron Corp.	11.7
Schlumberger Ltd.	6.7
ConocoPhillips	4.8
Occidental Petroleum Corp.	3.7
EOG Resources, Inc.	2.8
Halliburton Co.	2.8
Anadarko Petroleum Corp.	2.6
Phillips 66	2.3
Apache Corp.	1.9

59.6

Industries as of July 31, 2014

9	Annual Report

Fidelity® MSCI Financials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	7.89%
Fidelity MSCI Financials Index ETF – Market Price	8.09%
MSCI USA IMI Financials Index	7.97%
S&P 500 Index	12.42%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	9.92%
Fidelity MSCI Financials Index ETF – Market Price	9.79%
MSCI USA IMI Financials Index	9.98%
S&P 500 Index	13.99%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

Average annual total returns take Fidelity MSCI Financials Index ETF’s cumulative total return and show you what would have happened if Fidelity MSCI Financials Index ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Financials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Financials Index and the S&P 500 Index performed over the same period.

Annual Report	10

Fidelity® MSCI Financials Index ETF

Management’s Discussion of Fund Performance

From its inception on October 21, 2013, through July 31, 2014, the exchange-traded fund’s (ETF) net asset value rose 7.89%, roughly in line with the 7.97% return of the MSCI USA IMI Financials Index. The ETF’s market price gained 8.09% over the same period, while the broad-market S&P 500® Index returned 12.42%. The sector got off to a strong start in the last quarter of 2013, benefiting from an improved economic outlook, expectations of higher interest rates and continued monetary support from the U.S. Federal Reserve. However, in 2014, declining interest rates and low market volatility hampered performance. For the reporting period, diversified and regional banks – which together made up about one-third of the benchmark – generally did well because a pickup in loan volumes helped offset pressure from continued low interest rates and ongoing regulatory issues. Standouts included diversified bank Wells Fargo, a 7% weight in the MSCI sector index. Investment banking & brokerage stocks received a lift from increased merger-and-acquisition activity, despite slowing trading volumes. Consumer finance stocks, such as American Express, gained from improved consumer spending and credit trends, while asset management & custody banks climbed as the rising equity market helped boost assets under management. By contrast, property & casualty insurance stocks, including AFLAC, lagged, held back by unfavorable pricing and renewal trends in the new year, along with a shift away from more-defensive segments. Real estate investment trust (REIT) segments – which in aggregate accounted for 20% of the index – turned in mixed results, but tended to benefit as rates fell and investors looked for yield. Detractors, however, included specialized REIT Rayonier, which saw its stock decline due to pricing pressures in its specialty cellulose business.

Note to shareholders: Effective May 30, 2014, the fund eliminated the 25% limitation of assets invested in securities of a single issuer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s sub-adviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2014
% of fund’s net assets
Wells Fargo & Co.	7.1
JPMorgan Chase & Co.	6.1
Bank of America Corp.	4.5
Citigroup, Inc.	4.2
Berkshire Hathaway, Inc. Class B	3.9
American Express Co.	2.4
US Bancorp	2.2
The Goldman Sachs Group, Inc.	2.1
American International Group, Inc.	2.0
Simon Property Group, Inc.	1.5

36.0

Industries as of July 31, 2014

*	Includes short-term investments and net other liabilities.

11	Annual Report

Fidelity® MSCI Health Care Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	17.23%
Fidelity MSCI Health Care Index ETF – Market Price	17.35%
MSCI USA IMI Health Care Index	17.37%
S&P 500 Index	12.42%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	17.51%
Fidelity MSCI Health Care Index ETF – Market Price	17.55%
MSCI USA IMI Health Care Index	17.65%
S&P 500 Index	13.99%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

Average annual total returns take Fidelity MSCI Health Care Index ETF’s cumulative total return and show you what would have happened if Fidelity MSCI Health Care Index ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Health Care Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Health Care Index and the S&P 500 Index performed over the same period.

Annual Report	12

Fidelity® MSCI Health Care Index ETF

Management’s Discussion of Fund Performance

From its inception on October 21, 2013, through July 31, 2014, the exchange-traded fund’s (ETF) net asset value rose 17.23%, in line with the 17.37% return of the MSCI USA IMI Health Care Index. The ETF’s market price gained 17.35% over the same time frame, while the broad-market S&P 500® Index returned 12.42%. Strong fundamentals continued to underpin the sector’s solid performance, while long-term tailwinds remained a source of stability – an aging global population, an expanding middle class in emerging markets, a strong product innovation cycle and the beginnings of a massive digitalization of the health care economy. Despite some volatility in higher-growth areas such as biotechnology, the sector’s diversified composition, attractive valuation and defensive qualities helped it maintain its strong performance. Pharmaceuticals, the largest industry in the index, struggled a bit during the period, hurt partly by the likelihood of increased government regulation and expiring patents, but was boosted by merger-and-acquisition (M&A) activity, which fueled outsized gains in many stocks, most notably the purchase of Forest Laboratories by Ireland-based Actavis. Big-benchmark component biotechnology experienced some headwinds during the period, as investor concerns that the group’s multiyear rally had possibly reached its peak caused the stocks to sell off on heavy volume during a brief window in March and April. Congressional inquiries about drug pricing also weighed on the industry, but strong gains among large benchmark names, such as Gilead Sciences, helped push biotech in front of the index. Managed health care stocks, although a smaller portion of the index, did well, while life science tools & services companies, such as Illumina, continued to benefit from that industry’s innovative gene sequencing technology. On the down side, health care equipment and health care supplies stocks, including Cerner in the former area, felt the pressure from hospitals’ attempts to rein in costs and trailed the index.

Note to shareholders: Effective May 30, 2014, the fund eliminated the 25% limitation of assets invested in securities of a single issuer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s sub-adviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2014
% of fund’s net assets
Johnson & Johnson	10.1
Pfizer, Inc.	6.6
Merck & Co., Inc.	6.0
Gilead Sciences, Inc.	5.0
Amgen, Inc.	3.4
Bristol-Myers Squibb Co.	3.0
AbbVie, Inc.	3.0
UnitedHealth Group, Inc.	2.9
Biogen Idec, Inc.	2.8
Celgene Corp.	2.5

45.3

Industries as of July 31, 2014

*	Includes short-term investments and net other assets.

13	Annual Report

Fidelity® MSCI Industrials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	7.75%
Fidelity MSCI Industrials Index ETF – Market Price	7.75%
MSCI USA IMI Industrials Index	7.89%
S&P 500 Index	12.42%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	13.01%
Fidelity MSCI Industrials Index ETF – Market Price	13.05%
MSCI USA IMI Industrials Index	13.13%
S&P 500 Index	13.99%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

Average annual total returns take Fidelity MSCI Industrials Index ETF’s cumulative total return and show you what would have happened if Fidelity MSCI Industrials Index ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Industrials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Industrials Index and the S&P 500 Index performed over the same period.

Annual Report	14

Fidelity® MSCI Industrials Index ETF

Management’s Discussion of Fund Performance

From its inception on October 21, 2013, through July 31, 2014, the exchange-traded fund’s (ETF) net asset value rose 7.75%, roughly in line with the 7.89% return of the MSCI USA IMI Industrials Index. The ETF’s market price gained 7.75% over the same time frame, while the broad-market S&P 500® Index returned 12.42%. Against the backdrop of a subdued but ongoing global economic recovery and relatively stable fuel prices, transportation stocks were standout performers in the industrials sector, with airlines, trucking and railroads notching returns of 52%, 24% and 20%, respectively. Aerospace & defense, the largest index group, on average, produced a result that was roughly in line with the overall index, returning about 8%. Industrial conglomerates, the second-biggest index group by average weighting, lagged with a 4% gain, weighed down partly by index heavyweight General Electric. Rail carrier Union Pacific stood out for its strong contribution. Industrial conglomerate 3M was a noteworthy outperformer in its group, and heavy equipment maker Caterpillar was among the double-digit gainers in the index. Defense contractors also were well-represented in the top performers, notably Lockheed Martin and General Dynamics. On the negative side, commercial aircraft manufacturer Boeing saw its stock price lose ground, as did aircraft parts supplier Precision Castparts. Two stocks in the construction & engineering segment, KBR and Chicago Bridge & Iron, also ended the period with negative returns. In the trading companies & distributors segment, W.W. Grainger was a laggard.

Note to shareholders: Effective May 30, 2014, the fund eliminated the 25% limitation of assets invested in securities of a single issuer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s sub-adviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2014
% of fund’s net assets
General Electric Co.	10.9
United Technologies Corp.	4.0
Union Pacific Corp.	3.9
3M Co.	3.8
The Boeing Co.	3.7
United Parcel Service, Inc. Class B	3.0
Honeywell International, Inc.	3.0
Caterpillar, Inc.	2.8
Danaher Corp.	2.0
Lockheed Martin Corp.	2.0

39.1

Industries as of July 31, 2014

*	Includes short-term investments and net other assets.

15	Annual Report

Fidelity® MSCI Information Technology Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	17.14%
Fidelity MSCI Information Technology Index ETF – Market Price	17.30%
MSCI USA IMI Information Technology Index	17.27%
S&P 500 Index	12.42%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	16.58%
Fidelity MSCI Information Technology Index ETF – Market Price	16.66%
MSCI USA IMI Information Technology Index	16.70%
S&P 500 Index	13.99%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

Average annual total returns take Fidelity MSCI Information Technology Index ETF’s cumulative total return and show you what would have happened if Fidelity MSCI Information Technology Index ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Information Technology Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Information Technology Index and the S&P 500 Index performed over the same period.

Annual Report	16

Fidelity® MSCI Information Technology Index ETF

Management’s Discussion of Fund Performance

From its inception on October 21, 2013, through July 31, 2014, the exchange-traded fund’s (ETF) net asset value rose 17.14%, in line with the 17.27% return of the MSCI USA IMI Information Technology Index. The ETF’s market price gained 17.30% over the same time frame, while the broad-market S&P 500® Index returned 12.42%. As concern over weak first-quarter 2014 U.S. economic growth gave way to relief about a second-quarter economic rebound, cyclically sensitive index groups such as semiconductors and technology hardware, storage & peripherals posted solid gains of 32% and 30%, respectively. Technology stocks were especially strong from mid-June onward, as investors piled into a number of large-cap favorites in the sector. With that said, application software, data processing & outsourced services and Internet software & services were laggards. During the period, smartphone maker and index heavyweight Apple was a standout, as were two stocks tied to the personal computer market: operating software maker Microsoft and chipmaker Intel. Social network provider Facebook also turned in above-market results. Conversely, the shares of professional network LinkedIn recorded a steep loss during the period. Rackspace Hosting, offering Web hosting for businesses, also saw its shares decline significantly, as did data analysis software firm Splunk. Two other stocks that ran into trouble during the period were Cree, which makes LED lighting, and CommVault Systems, a provider of data and information management software and related services.

Note to shareholders: Effective May 30, 2014, the fund eliminated the 25% limitation of assets invested in securities of a single issuer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s sub-adviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2014
% of fund’s net assets
Apple, Inc.	14.8
Microsoft Corp.	8.4
International Business Machines Corp.	4.7
Intel Corp.	4.2
Google, Inc. Class C	4.0
Google, Inc. Class A	4.0
Oracle Corp.	3.6
Facebook, Inc. Class A	3.4
Cisco Systems, Inc.	3.2
QUALCOMM, Inc.	3.1

53.4

Industries as of July 31, 2014

*	Includes short-term investments and net other assets.

17	Annual Report

Fidelity® MSCI Materials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	12.15%
Fidelity MSCI Materials Index ETF – Market Price	12.31%
MSCI USA IMI Materials Index	12.25%
S&P 500 Index	12.42%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	15.11%
Fidelity MSCI Materials Index ETF – Market Price	15.07%
MSCI USA IMI Materials Index	15.22%
S&P 500 Index	13.99%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

Average annual total returns take Fidelity MSCI Materials Index ETF’s cumulative total return and show you what would have happened if Fidelity MSCI Materials Index ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Materials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Materials Index and the S&P 500 Index performed over the same period.

Annual Report	18

Fidelity® MSCI Materials Index ETF

Management’s Discussion of Fund Performance

From its inception on October 21, 2013, through July 31, 2014, the exchange-traded fund’s (ETF) net asset value rose 12.15%, roughly in line with the 12.25% return of the MSCI USA IMI Materials Index. The ETF’s market price gained 12.31% over the same time frame, while the broad-market S&P 500® Index returned 12.42%. Materials is a cyclical sector that’s driven by the ups and downs of commodity prices, which, in turn, tend to respond to broader economic conditions. During the period, accommodative central banks, an ongoing economic recovery in developed markets and easing concerns about emerging markets following a scare early in 2014 were positives for materials stocks. The MSCI sector index was particularly sensitive to the performance of four chemicals groups – commodity chemicals, diversified chemicals, specialty chemicals, and fertilizers & agricultural chemicals – because they jointly accounted for about 58% of the index during the period. Commodity chemicals turned in an especially strong result, advancing roughly 30%. One of the success stories in this group was Netherlands-based LyondellBasell Industries. In diversified chemicals, one noteworthy contributor was Dow Chemical. Elsewhere, the stock of aluminum producer Alcoa was a standout, posting a gain of 77%. At the same time, shares of another diversified chemicals producer, FMC, did poorly. Gold miner Newmont Mining also lost ground, reflecting a relatively flat price for gold. Iron ore and metallurgical coal producer Cliffs Natural Resources weighed on performance as well.

Note to shareholders: Effective May 30, 2014, the fund eliminated the 25% limitation of assets invested in securities of a single issuer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s sub-adviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2014
% of fund’s net assets
The Dow Chemical Co.	7.5
EI du Pont de Nemours & Co.	7.2
Monsanto Co.	7.2
LyondellBasell Industries N.V. Class A	5.9
Freeport-McMoRan, Inc.	4.7
Praxair, Inc.	4.5
Ecolab, Inc.	3.5
Air Products & Chemicals, Inc.	3.4
PPG Industries, Inc.	3.3
International Paper Co.	2.4

49.6

Industries as of July 31, 2014

19	Annual Report

Fidelity® MSCI Telecommunication Services Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Telecommunication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	8.57%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	8.57%
MSCI USA IMI Telecommunication Services 25/50 Index	8.21%
S&P 500 Index	12.42%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	7.68%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	7.69%
MSCI USA IMI Telecommunication Services 25/50 Index	7.31%
S&P 500 Index	13.99%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

Average annual total returns take Fidelity MSCI Telecommunication Services Index ETF’s cumulative total return and show you what would have happened if Fidelity MSCI Telecommunication Services Index ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Telecommunication Services Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Telecommunication Services 25/50 Index and the S&P 500 Index performed over the same period.

Annual Report	20

Fidelity® MSCI Telecommunication Services Index ETF

Management’s Discussion of Fund Performance

From its inception on October 21, 2013, through July 31, 2014, the exchange-traded fund’s (ETF) net asset value advanced 8.57%, compared with the 8.21% return of the MSCI USA IMI Telecommunication Services 25/50 Index. The ETF’s market price gained 8.57% over the same time frame, while the broad-market S&P 500® Index returned 12.42%. The period was marked by continued vigorous competition among the four major U.S. wireless carriers (AT&T, Verizon Communications, Sprint and T-Mobile), with each attempting to lure customers by offering various incentives to switch providers. Demand for wireless bandwidth continued its upward trend, and yield-hungry investors were attracted to the substantial dividends being paid by some telecom stocks; however, these positives were tempered by a decline in consumer spending in the sector combined with rising capital expenditures as firms looked to expand and improve their networks. The large benchmark-dominating integrated telecommunication services segment outperformed the broader sector during the period. Here, index heavyweights AT&T and Verizon Communications – which combined made up nearly half the sector index, on average – lifted performance. Additionally, another integrated telecom name, CenturyLink, notably boosted the group’s return. Alternative carriers also bettered the index, with Frontier Communications and tw telecom adding to industry results. On the flip side, the smaller, generally more volatile wireless telecom names fared the worst. In this category, NII Holdings and NTELOS Holdings detracted. NII, and its more familiar Nextel brand, lost more than 90% of its value during the period on a series of challenges, while NTELOS, operator of nTelos Wireless and Dish; detracted due to a revenue miss. NII Holdings was not held at period end.

Note to shareholders: Effective May 30, 2014, the fund eliminated the 25% limitation of assets invested in securities of a single issuer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s sub-adviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2014
% of fund’s net assets
Verizon Communications, Inc.	22.5
AT&T, Inc.	22.4
CenturyLink, Inc.	4.7
SBA Communications Corp. Class A	4.4
T-Mobile US, Inc.	3.2
Windstream Holdings, Inc.	3.1
Level 3 Communications, Inc.	3.1
Frontier Communications Corp.	2.9
tw telecom, Inc.	2.8
Sprint Corp.	2.5

71.6

Industries as of July 31, 2014

*	Rounds to less than 0.1%.

21	Annual Report

Fidelity® MSCI Utilities Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	10.13%
Fidelity MSCI Utilities Index ETF – Market Price	10.13%
MSCI USA IMI Utilities Index	10.24%
S&P 500 Index	12.42%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	18.28%
Fidelity MSCI Utilities Index ETF – Market Price	18.32%
MSCI USA IMI Utilities Index	18.43%
S&P 500 Index	13.99%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period as shown in the previous table.

Average annual total returns take Fidelity MSCI Utilities Index ETF’s cumulative total return and show you what would have happened if Fidelity MSCI Utilities Index ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Utilities Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Utilities Index and the S&P 500 Index performed over the same period.

Annual Report	22

Fidelity® MSCI Utilities Index ETF

Management’s Discussion of Fund Performance

From its inception on October 21, 2013, through July 31, 2014, the exchange-traded fund’s (ETF) net asset value rose 10.13%, roughly in line with the 10.24% return of the MSCI USA IMI Utilities Index. The ETF’s market price gained 10.13% over the same time frame, while the broad-market S&P 500® Index returned 12.42%. There was a broad rally in all segments of the utilities sector during the period. Utilities operating in both regulated and unregulated markets performed well, regardless of the extent of regulation or how commodity-sensitive the companies were. Utilities companies that tend to be more sensitive to power prices benefited from their rise. Regulated companies were buoyed by lower interest rates and heightened volatility, as investors sought more-stable stocks. The best-performing segment of the MSCI sector index was oil & gas storage & transport, a small group that benefited from continued growth in U.S. natural gas production. The top contributor to absolute performance – primarily because it represented about 6% of the index – was Florida electric utility Nextera Energy. The company’s share price soared in June, as investors responded positively to the firm’s joint natural gas pipeline project with EQT and the announcement of the firm’s initial public offering (IPO) of an alternative energy master limited partnership (MLP). MLPs combine the tax benefits of a limited partnership with the liquidity of a publicly traded company. Chicago-based electric utility Exelon’s stock rose due to the company’s upward earnings revisions resulting from rising power prices. The share price of Washington, D.C., utility Pepco Holdings spiked in late April when Exelon announced its intention to buy the firm. By far the biggest negative impact during the period came from Ohio’s FirstEnergy, which tumbled in November because investors believed the company’s plan to spend $2.8 billion over four years for an electricity transmission project could jeopardize the company’s dividend payout.

Note to shareholders: Effective May 30, 2014, the fund eliminated the 25% limitation of assets invested in securities of a single issuer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s sub-adviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2014
% of fund’s net assets
Duke Energy Corp.	7.9
NextEra Energy, Inc.	6.4
Dominion Resources, Inc.	6.1
The Southern Co.	6.0
Exelon Corp.	4.1
American Electric Power Co., Inc.	4.0
Sempra Energy	3.6
PPL Corp.	3.2
PG&E Corp.	3.2
Public Service Enterprise Group, Inc.	2.8

47.3

Industries as of July 31, 2014

23	Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested for the one-half year period and held for the entire period (February 1, 2014 to July 31, 2014). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2014 to July 31, 2014).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During PeriodB February 1, 2014 to July 31, 2014
Fidelity MSCI Consumer Discretionary Index ETF	.12%
Actual		$1,000.00	$1,050.00	$0.61
HypotheticalC		$1,000.00	$1,024.20	$0.60
Fidelity MSCI Consumer Staples Index ETF	.12%
Actual		$1,000.00	$1,072.70	$0.62
HypotheticalC		$1,000.00	$1,024.20	$0.60
Fidelity MSCI Energy Index ETF	.12%
Actual		$1,000.00	$1,167.10	$0.64
HypotheticalC		$1,000.00	$1,024.20	$0.60
Fidelity MSCI Financials Index ETF	.12%
Actual		$1,000.00	$1,064.80	$0.61
HypotheticalC		$1,000.00	$1,024.20	$0.60
Fidelity MSCI Health Care Index ETF	.12%
Actual		$1,000.00	$1,081.50	$0.62
HypotheticalC		$1,000.00	$1,024.20	$0.60
Fidelity MSCI Industrials Index ETF	.12%
Actual		$1,000.00	$1,032.00	$0.60
HypotheticalC		$1,000.00	$1,024.20	$0.60

Annual Report	24

	Annualized Expense RatioA	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During PeriodB February 1, 2014 to July 31, 2014
Fidelity MSCI Information Technology Index ETF	.12%
Actual		$1,000.00	$1,111.90	$0.63
HypotheticalC		$1,000.00	$1,024.20	$0.60
Fidelity MSCI Materials Index ETF	.12%
Actual		$1,000.00	$1,101.60	$0.63
HypotheticalC		$1,000.00	$1,024.20	$0.60
Fidelity MSCI Telecommunication Services Index ETF	.12%
Actual		$1,000.00	$1,093.30	$0.62
HypotheticalC		$1,000.00	$1,024.20	$0.60
Fidelity MSCI Utilities Index ETF	.12%
Actual		$1,000.00	$1,068.80	$0.62
HypotheticalC		$1,000.00	$1,024.20	$0.60

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

C	5% return per year before expenses.

25	Annual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 4.7%
Auto Parts & Equipment – 4.4%
American Axle & Manufacturing Holdings, Inc. (a)	1,938	$35,640
Autoliv, Inc.	2,671	265,791
BorgWarner, Inc.	6,452	401,637
Dana Holding Corp.	4,232	94,712
Delphi Automotive PLC	8,682	579,958
Dorman Products, Inc. (a)	891	38,652
Drew Industries, Inc.	629	28,305
Federal-Mogul Holdings Corp. Class A (a)	849	13,533
Fox Factory Holding Corp. (a)	526	7,827
Gentex Corp.	4,157	120,137
Gentherm, Inc. (a)	929	38,879
Johnson Controls, Inc.	18,828	889,435
Lear Corp.	2,170	204,349
Modine Manufacturing Co. (a)	1,413	19,457
Motorcar Parts of America, Inc. (a)	449	9,995
Standard Motor Products, Inc.	581	20,945
Superior Industries International, Inc.	605	11,320
Tenneco, Inc. (a)	1,722	109,691
Tower International, Inc. (a)	605	19,057
TRW Automotive Holdings Corp. (a)	3,236	331,010
Visteon Corp. (a)	1,309	125,009

		3,365,339

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	1,769	51,106
The Goodyear Tire & Rubber Co.	7,022	176,744

		227,850

TOTAL AUTO COMPONENTS		3,593,189

AUTOMOBILES – 5.3%
Automobile Manufacturers – 4.8%
Ford Motor Co.	104,270	1,774,675
General Motors Co.	36,043	1,218,974
Tesla Motors, Inc. (a)	2,445	545,969
Thor Industries, Inc.	1,369	72,516
Winnebago Industries, Inc. (a)	798	18,753

		3,630,887

Motorcycle Manufacturers – 0.5%
Harley-Davidson, Inc.	6,228	385,015

TOTAL AUTOMOBILES		4,015,902

DISTRIBUTORS – 0.9%
Distributors – 0.9%
Core-Mark Holding Co., Inc.	668	31,529
Genuine Parts Co.	4,351	360,350
LKQ Corp. (a)	8,553	223,704

	Shares	Value
Pool Corp.	1,273	$69,709
Weyco Group, Inc.	229	5,945

TOTAL DISTRIBUTORS		691,237

DIVERSIFIED CONSUMER SERVICES – 1.4%
Education Services – 0.6%
American Public Education, Inc. (a)	506	18,064
Apollo Group, Inc. Class A (non-vtg.) (a)	2,850	79,601
Bridgepoint Education, Inc. (a)	509	6,113
Bright Horizons Family Solutions, Inc. (a)	929	38,619
Capella Education Co.	315	20,147
Career Education Corp. (a)	1,847	9,438
DeVry Education Group, Inc.	1,613	64,472
Graham Holdings Co. Class B	132	90,519
Grand Canyon Education, Inc. (a)	1,253	53,879
ITT Educational Services, Inc. (a)	454	6,460
K12, Inc. (a)	1,010	23,543
Strayer Education, Inc. (a)	319	16,531
Universal Technical Institute, Inc.	627	7,505

		434,891

Specialized Consumer Services – 0.8%
Ascent Capital Group, Inc. Class A (a)	343	21,259
H&R Block, Inc.	7,757	249,232
LifeLock, Inc. (a)	1,274	17,683
Matthews International Corp. Class A	795	34,575
Outerwall, Inc. (a)	507	27,895
Regis Corp.	1,596	22,232
Service Corp. International	6,049	127,029
Sotheby’s Class A	1,663	65,938
Steiner Leisure Ltd. (a)	394	15,725
Weight Watchers International, Inc.	798	17,309

		598,877

TOTAL DIVERSIFIED CONSUMER SERVICES		1,033,768

HOTELS, RESTAURANTS & LEISURE – 15.1%
Casinos & Gaming – 2.6%
Bally Technologies, Inc. (a)	1,121	67,451
Boyd Gaming Corp. (a)	2,116	23,276
Caesars Acquisition Co. (a)	1,399	16,088
Caesars Entertainment Corp. (a)	1,648	26,368
Churchill Downs, Inc.	392	33,908
International Game Technology	6,952	117,697
Isle of Capri Casinos, Inc. (a)	627	4,960
Las Vegas Sands Corp.	11,523	850,974
MGM Resorts International (a)	11,106	298,085
Multimedia Games Holding Co., Inc. (a)	852	20,550
Penn National Gaming, Inc. (a)	2,047	21,453
Scientific Games Corp. Class A (a)	1,551	13,245
Wynn Resorts Ltd.	2,292	488,654

		1,982,709

See accompanying notes which are an integral part of the financial statements.

Annual Report	26

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – 2.7%
Belmond Ltd. (a)	2,587	$32,079
Carnival Corp.	10,897	394,689
Choice Hotels International, Inc.	912	42,764
Diamond Resorts International Inc. (a)	961	23,987
Extended Stay America, Inc.	1,189	26,800
Interval Leisure Group, Inc.	1,171	24,802
Marcus Corp.	498	8,800
Marriott International, Inc. Class A	6,676	432,004
Marriott Vacations Worldwide Corp. (a)	848	48,802
Royal Caribbean Cruises Ltd.	4,710	280,951
Starwood Hotels & Resorts Worldwide, Inc.	5,432	417,395
Wyndham Worldwide Corp.	3,628	274,095

		2,007,168

Leisure Facilities – 0.3%
ClubCorp Holdings Inc.	912	15,422
International Speedway Corp. Class A	741	22,467
Intrawest Resorts Holdings Inc. (a)	565	6,367
Life Time Fitness, Inc. (a)	1,139	44,820
Six Flags Entertainment Corp.	1,880	71,854
Vail Resorts, Inc.	1,026	77,463

		238,393

Restaurants – 9.5%
Biglari Holdings, Inc. (a)	40	17,000
BJ’s Restaurants, Inc. (a)	741	25,394
Bloomin’ Brands, Inc. (a)	2,152	42,158
Bob Evans Farms, Inc.	749	35,585
Bravo Brio Restaurant Group, Inc. (a)	469	6,988
Brinker International, Inc.	1,896	85,017
Buffalo Wild Wings, Inc. (a)	531	77,165
Chipotle Mexican Grill, Inc. (a)	879	591,128
Chuys Holdings, Inc. (a)	451	12,921
Cracker Barrel Old Country Store, Inc.	538	52,164
Darden Restaurants, Inc.	3,715	173,676
Del Frisco’s Restaurant Group, Inc. (a)	687	14,647
Denny’s Corp. (a)	2,622	17,961
DineEquity, Inc.	494	40,039
Domino’s Pizza, Inc.	1,588	114,336
Dunkin’ Brands Group, Inc.	3,021	129,480
Fiesta Restaurant Group, Inc. (a)	736	33,400
Ignite Restaurant Group, Inc. (a)	228	2,930
Jack in the Box, Inc. (a)	1,197	68,456
Krispy Kreme Doughnuts, Inc. (a)	1,900	29,089
McDonald’s Corp.	28,052	2,652,597
Noodles & Co. (a)	409	11,493
Panera Bread Co. Class A (a)	752	110,770
Papa John’s International, Inc.	909	37,896
Popeyes Louisiana Kitchen, Inc. (a)	684	27,565
Potbelly Corp. (a)	454	5,262
Red Robin Gourmet Burgers, Inc. (a)	400	25,744
Ruby Tuesday, Inc. (a)	1,822	10,950

	Shares	Value
Ruth’s Hospitality Group, Inc.	1,026	$11,645
Sonic Corp. (a)	1,539	31,780
Starbucks Corp.	21,422	1,664,061
Texas Roadhouse, Inc. Class A	1,906	47,421
The Cheesecake Factory, Inc.	1,384	59,346
Wendy’s Co.	7,892	64,320
Yum! Brands, Inc.	12,558	871,525

		7,201,909

TOTAL HOTELS, RESTAURANTS & LEISURE		11,430,179

HOUSEHOLD DURABLES – 4.0%
Consumer Electronics – 0.6%
Garmin Ltd.	3,314	182,403
Harman International Industries, Inc.	1,928	209,284
Universal Electronics, Inc. (a)	456	21,719

		413,406

Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.	741	16,984
La-Z-Boy, Inc.	1,482	31,181
Leggett & Platt, Inc.	3,931	128,937
Mohawk Industries, Inc. (a)	1,748	218,098
Tempur Sealy International, Inc. (a)	1,714	93,773

		488,973

Homebuilding – 1.5%
Beazer Homes U.S.A., Inc. (a)	741	11,374
Cavco Industries, Inc. (a)	227	16,206
D.R. Horton, Inc.	8,269	171,168
Hovnanian Enterprises, Inc. Class A (a)	3,192	12,768
KB Home	2,131	34,735
Lennar Corp. Class A	4,916	178,107
M.D.C. Holdings, Inc.	1,138	30,692
M/I Homes, Inc. (a)	685	14,097
Meritage Homes Corp. (a)	1,069	40,943
NVR, Inc. (a)	120	135,175
PulteGroup, Inc.	9,712	171,417
Ryland Group, Inc.	1,313	42,147
Standard Pacific Corp. (a)	4,332	32,663
Taylor Morrison Home Corp. Class A (a)	920	16,358
Toll Brothers, Inc. (a)	4,791	156,618
TRI Pointe Homes, Inc. (a)	4,105	55,459
WCI Communities, Inc. (a)	523	8,990
William Lyon Homes Class A (a)	463	11,399

		1,140,316

Household Appliances – 0.5%
Helen of Troy Ltd. (a)	804	43,119
iRobot Corp. (a)	795	25,734
NACCO Industries, Inc. Class A	131	6,247
Whirlpool Corp.	2,191	312,524

		387,624

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Housewares & Specialties – 0.8%
CSS Industries, Inc.	279	$6,889
Jarden Corp. (a)	3,590	200,681
Libbey, Inc. (a)	629	16,379
Newell Rubbermaid, Inc.	7,896	256,462
Tupperware Brands Corp.	1,433	104,294

		584,705

TOTAL HOUSEHOLD DURABLES		3,015,024

INTERNET & CATALOG RETAIL – 9.8%
Catalog Retail – 0.6%
HSN, Inc.	977	54,605
Liberty Media Corp. Interactive Series A (a)	13,279	372,476

		427,081

Internet Retail – 9.2%
1-800-FLOWERS.com, Inc. Class A (a)	741	3,794
Amazon.com, Inc. (a)	11,062	3,462,295
Blue Nile, Inc. (a)	393	10,120
Expedia, Inc.	2,971	235,957
FTD Cos., Inc. (a)	549	18,084
Groupon, Inc. Class A (a)	12,604	81,548
HomeAway, Inc. (a)	2,506	87,008
Lands’ End, Inc. (a)	522	18,369
Liberty Media Corp. Series A (a)	2,009	138,942
Netflix, Inc. (a)	1,609	680,157
NutriSystem, Inc.	798	12,808
Orbitz Worldwide, Inc. (a)	2,499	22,116
Overstock.com, Inc. (a)	461	7,491
PetMed Express, Inc.	570	7,809
priceline.com, Inc. (a)	1,478	1,836,341
RetailMeNot, Inc. (a)	811	19,837
Shutterfly, Inc. (a)	1,083	53,414
TripAdvisor, Inc. (a)	3,297	312,688
Vitacost.com, Inc. (a)	387	3,088

		7,011,866

TOTAL INTERNET & CATALOG RETAIL		7,438,947

LEISURE PRODUCTS – 1.3%
Leisure Products – 1.3%
Arctic Cat, Inc.	397	14,133
Black Diamond, Inc. (a)	642	5,637
Brunswick Corp.	2,634	106,229
Callaway Golf Co.	2,269	17,244
Hasbro, Inc.	3,349	167,316
Leapfrog Enterprises, Inc. Class A (a)	1,939	14,000
Mattel, Inc.	9,630	341,143
Polaris Industries, Inc.	1,767	260,703
Smith & Wesson Holding Corp. (a)	1,553	19,180
Sturm, Ruger & Co., Inc.	562	28,077

TOTAL LEISURE PRODUCTS		973,662

	Shares	Value
MEDIA – 28.4%
Advertising – 1.2%
Clear Channel Outdoor Holding, Inc. Class A	1,036	$7,822
Harte-Hanks, Inc.	1,368	8,974
Interpublic Group of Companies, Inc.	12,037	237,249
Lamar Advertising Co. Class A	2,278	114,242
National CineMedia, Inc.	1,734	27,848
Omnicom Group, Inc.	7,331	513,097
ReachLocal, Inc. (a)	285	1,824
Sizmek, Inc. (a)	627	5,699

		916,755

Broadcasting – 2.8%
CBS Corp. Class B (non-vtg.)	13,796	784,027
Cumulus Media, Inc. Class A (a)	3,375	17,483
Discovery Communications, Inc. Class A (a)	4,169	355,240
Discovery Communications, Inc. Class C (non-vtg.) (a)	2,282	191,916
Entercom Communications Corp. Class A (a)	627	5,925
Entravision Communications Corp.	1,828	10,219
Gray Television, Inc. (a)	1,469	17,892
Liberty Media Corp. (a)	5,322	250,134
Liberty Media Corp. Class A (a)	2,661	125,200
Media General, Inc. (a)	1,154	23,265
Nexstar Broadcasting Group, Inc. Class A	891	41,512
Scripps Networks Interactive, Inc. Class A	2,386	196,630
Sinclair Broadcast Group, Inc. Class A	1,936	62,552

		2,081,995

Cable & Satellite – 11.2%
AMC Networks, Inc. Class A (a)	1,731	103,635
Cablevision Systems Corp. – NY Group Class A	5,476	105,249
Charter Communications, Inc. Class A (a)	2,108	325,728
Comcast Corp. Class A	60,626	3,257,435
Comcast Corp. Class A (special) (non-vtg.)	12,908	690,191
DIRECTV (a)	13,719	1,180,520
DISH Network Corp. Class A (a)	6,225	385,078
Liberty Global PLC Series A (a)	6,287	261,539
Liberty Global PLC Series C (a)	15,053	601,969
Loral Space & Communications Ltd. (a)	374	27,040
Sirius XM Holdings, Inc. (a)	86,297	291,684
Starz – Liberty Capital Series A (a)	2,404	68,538
Time Warner Cable, Inc.	7,866	1,141,357

		8,439,963

Movies & Entertainment – 12.2%
AMC Entertainment Holdings, Inc.	638	14,444
Carmike Cinemas, Inc. (a)	634	19,933
Cinemark Holdings, Inc.	2,958	97,022
DreamWorks Animation SKG, Inc. Class A (a)	1,995	39,900

See accompanying notes which are an integral part of the financial statements.

Annual Report	28

Common Stocks – continued
	Shares	Value
MEDIA – continued
Movies & Entertainment – continued
Lions Gate Entertainment Corp.	2,333	$71,856
Live Nation Entertainment, Inc. (a)	3,985	92,492
Regal Entertainment Group Class A	2,451	47,696
SFX Entertainment, Inc. (a)	1,463	10,022
The Madison Square Garden Co. Class A (a)	1,806	107,168
The Walt Disney Co.	47,169	4,050,874
Time Warner, Inc.	25,298	2,100,240
Twenty-First Century Fox, Inc. Class A	41,326	1,309,208
Twenty-First Century Fox, Inc. Class B	12,432	393,597
Viacom, Inc. Class B (non-vtg.)	10,974	907,221
World Wrestling Entertainment, Inc. Class A	900	11,232

		9,272,905

Publishing – 1.0%
E.W. Scripps Co. Class A (a)	906	19,642
Gannett Co., Inc.	6,436	210,586
John Wiley & Sons, Inc. Class A	1,348	81,001
Journal Communications, Inc. Class A (a)	972	10,575
Meredith Corp.	1,027	47,160
Morningstar, Inc.	569	38,584
New Media Investment Group, Inc. (a)	738	11,114
News Corp. Class A (a)	10,769	190,073
Scholastic Corp.	794	28,124
The McClatchy Co. Class A (a)	1,824	8,810
The New York Times Co. Class A	3,870	48,336
Time, Inc. (a)	3,158	76,108

		770,113

TOTAL MEDIA		21,481,731

MULTILINE RETAIL – 4.7%
Department Stores – 1.8%
Dillard’s, Inc. Class A	741	88,342
J.C. Penney Co., Inc. (a)	4,118	38,627
Kohl’s Corp.	6,075	325,256
Macy’s, Inc.	10,356	598,473
Nordstrom, Inc.	4,059	281,005
Sears Holdings Corp. (a)	1,523	58,102

		1,389,805

General Merchandise Stores – 2.9%
Big Lots, Inc.	1,653	72,319
Burlington Stores, Inc. (a)	857	28,050
Dollar General Corp. (a)	9,077	501,323
Dollar Tree, Inc. (a)	5,889	320,774
Family Dollar Stores, Inc.	2,899	216,700
Fred’s, Inc. Class A	1,026	16,241
Target Corp.	17,047	1,015,831
Tuesday Morning Corp. (a)	1,264	20,805

		2,192,043

TOTAL MULTILINE RETAIL		3,581,848

	Shares	Value
SPECIALTY RETAIL – 17.6%
Apparel Retail – 4.4%
Abercrombie & Fitch Co. Class A	2,168	$85,289
Aeropostale, Inc. (a)	2,051	6,809
American Eagle Outfitters, Inc.	4,902	52,255
ANN, Inc. (a)	1,310	48,143
Ascena Retail Group, Inc. (a)	3,927	63,068
bebe stores, Inc.	1,026	2,883
Brown Shoe Co., Inc.	1,195	33,687
Chico’s FAS, Inc.	4,269	67,493
Destination Maternity Corp.	344	6,546
DSW, Inc. Class A	2,148	57,115
Express, Inc. (a)	2,425	37,733
Finish Line, Inc. Class A	1,370	36,017
Foot Locker, Inc.	4,154	197,440
Francescas Holdings Corp. (a)	1,197	15,298
Gap, Inc.	6,944	278,524
Genesco, Inc. (a)	684	52,169
Guess?, Inc.	1,824	47,442
L Brands, Inc.	7,006	406,138
New York & Co., Inc. (a)	912	3,073
Ross Stores, Inc.	6,084	391,810
Shoe Carnival, Inc.	399	7,102
Stage Stores, Inc.	898	16,182
Stein Mart, Inc.	790	10,254
The Buckle, Inc.	809	36,001
The Cato Corp. Class A	798	24,626
The Children’s Place Retail Stores, Inc.	632	31,726
The Men’s Wearhouse, Inc.	1,142	57,465
Tilly’s, Inc. Class A (a)	285	2,158
TJX Companies, Inc.	20,162	1,074,433
Urban Outfitters, Inc. (a)	3,358	119,981
Zumiez, Inc. (a)	626	17,434

		3,286,294

Automotive Retail – 2.7%
Advance Auto Parts, Inc.	2,065	250,092
America’s Car Mart, Inc. (a)	231	8,649
Asbury Automotive Group, Inc. (a)	796	53,754
AutoNation, Inc. (a)	2,208	117,731
AutoZone, Inc. (a)	955	493,764
CarMax, Inc. (a)	6,319	308,430
CST Brands, Inc.	2,158	72,142
Group 1 Automotive, Inc.	618	45,683
Lithia Motors, Inc. Class A	671	59,618
Monro Muffler Brake, Inc.	855	43,425
Murphy USA, Inc. (a)	1,335	65,976
O’Reilly Automotive, Inc. (a)	3,011	451,650
Penske Automotive Group, Inc.	1,297	60,246
Sonic Automotive, Inc. Class A	973	23,663
The Pep Boys – Manny, Moe & Jack (a)	1,368	14,473

		2,069,296

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	8,348	$248,186
Conn’s, Inc. (a)	779	31,160
GameStop Corp. Class A	3,273	137,368
hhgregg, Inc. (a)	446	3,171
Rent-A-Center, Inc.	1,476	35,335

		455,220

Home Improvement Retail – 6.2%
Home Depot, Inc.	39,908	3,226,562
Lowe’s Companies, Inc.	29,191	1,396,789
Lumber Liquidators Holdings, Inc. (a)	773	41,912
Sears Hometown & Outlet Stores, Inc. (a)	386	7,319
Tile Shop Holdings, Inc. (a)	690	6,976

		4,679,558

Homefurnishing Retail – 1.0%
Aarons, Inc. Class A	1,833	48,355
Bed Bath & Beyond, Inc. (a)	6,028	381,512
Haverty Furniture Companies, Inc.	570	12,671
Kirkland’s, Inc. (a)	363	6,828
Mattress Firm Holding Corp. (a)	399	18,593
Pier 1 Imports, Inc.	2,799	42,153
Restoration Hardware Holdings, Inc. (a)	892	72,957
Select Comfort Corp. (a)	1,589	32,098
Williams-Sonoma, Inc.	2,546	170,760

		785,927

Specialty Stores – 2.7%
Barnes & Noble, Inc. (a)	1,135	23,631
Big 5 Sporting Goods Corp.	595	5,896
Cabela’s, Inc. Class A (a)	1,415	82,579
Dick’s Sporting Goods, Inc.	2,855	121,423
Five Below, Inc. (a)	1,228	44,969
GNC Holdings, Inc. Class A	2,686	88,128
Hibbett Sports, Inc. (a)	741	36,983
MarineMax, Inc. (a)	688	11,469
Office Depot, Inc. (a)	14,454	72,415
PetSmart, Inc.	2,789	190,042
Sally Beauty Holdings, Inc. (a)	4,607	119,552
Signet Jewelers Ltd.	2,158	219,663
Staples, Inc.	18,574	215,273
The Container Store Group, Inc. (a)	566	11,903
Tiffany & Co., Inc.	3,626	353,934
Tractor Supply Co.	3,935	244,639
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,723	159,085
Vitamin Shoppe, Inc. (a)	885	37,745
Winmark Corp.	90	5,892

		2,045,221

TOTAL SPECIALTY RETAIL		13,321,516

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – 6.7%
Apparel, Accessories & Luxury Goods – 4.2%
Carter’s, Inc.	1,528	$116,984
Coach, Inc.	7,858	271,572
Columbia Sportswear Co.	399	29,829
Fossil Group, Inc. (a)	1,375	134,750
G-III Apparel Group Ltd. (a)	562	43,651
Hanesbrands, Inc.	2,814	274,956
Iconix Brand Group, Inc. (a)	1,305	55,110
Kate Spade & Co. (a)	3,487	131,913
lululemon athletica, Inc. (a)	3,096	119,103
Michael Kors Holdings Ltd. (a)	5,483	446,755
Movado Group, Inc.	519	21,243
Oxford Industries, Inc.	433	25,794
PVH Corp.	2,312	254,736
Quiksilver, Inc. (a)	3,850	11,512
Ralph Lauren Corp.	1,691	263,559
Tumi Holdings, Inc. (a)	1,477	31,135
Under Armour, Inc. Class A (a)	4,625	308,719
Vera Bradley, Inc. (a)	657	13,028
VF Corp.	9,998	612,577
Vince Holding Corp. (a)	471	15,915

		3,182,841

Footwear – 2.5%
Crocs, Inc. (a)	2,499	39,659
Deckers Outdoor Corp. (a)	976	86,386
NIKE, Inc. Class B	20,051	1,546,534
Skechers U.S.A., Inc. Class A (a)	1,140	59,474
Steven Madden Ltd. (a)	1,703	54,240
Wolverine World Wide, Inc.	2,850	69,141

		1,855,434

Textiles – 0.0%
Unifi, Inc. (a)	454	13,003

TOTAL TEXTILES, APPAREL & LUXURY GOODS		5,051,278

TOTAL COMMON STOCKS (Cost $74,832,530)		75,628,281

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $88,417)	88,417	88,417

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $74,920,947)		75,716,698

NET OTHER ASSETS (LIABILITIES) – 0.0%		24,571

NET ASSETS – 100%		$75,741,269

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$75,628,281	$75,628,281	$—	$—
Money Market Funds	88,417	88,417	—	—

Total Investments in Securities:	$75,716,698	$75,716,698	$—	$—

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity MSCI Consumer Staples Index ETF

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 20.6%
Brewers – 0.7%
Molson Coors Brewing Co. Class B	6,398	$432,057
The Boston Beer Co., Inc. Class A (a)	387	85,295

		517,352

Distillers & Vintners – 1.4%
Brown-Forman Corp. Class B	5,140	445,381
Constellation Brands, Inc. Class A (a)	7,015	584,069

		1,029,450

Soft Drinks – 18.5%
Coca-Cola Bottling Co. Consolidated	220	15,360
Coca-Cola Enterprises, Inc.	10,218	464,408
Dr Pepper Snapple Group, Inc.	8,317	488,707
Monster Beverage Corp. (a)	5,969	381,777
National Beverage Corp. (a)	504	8,639
PepsiCo, Inc.	63,961	5,634,964
The Coca-Cola Co.	166,570	6,544,535

		13,538,390

TOTAL BEVERAGES		15,085,192

FOOD & STAPLES RETAILING – 23.8%
Drug Retail – 9.1%
CVS Caremark Corp.	49,681	3,793,641
Rite Aid Corp. (a)	40,750	272,618
Walgreen Co.	37,934	2,608,721

		6,674,980

Food Distributors – 1.5%
SpartanNash Co.	1,621	33,976
Sysco Corp.	24,605	878,152
The Andersons, Inc.	1,132	61,151
The Chefs’ Warehouse, Inc. (a)	857	15,058
United Natural Foods, Inc. (a)	2,100	123,102

		1,111,439

Food Retail – 3.3%
Casey’s General Stores, Inc.	1,619	107,129
Ingles Markets, Inc. Class A	493	12,088
Natural Grocers by Vitamin Cottage, Inc. (a)	433	9,820
Roundy’s, Inc.	10	48
Safeway, Inc.	9,677	333,469
Sprouts Farmers Market Inc. (a)	3,750	114,413
SUPERVALU, Inc. (a)	8,803	80,724
Susser Holdings Corp. (a)	726	58,203
The Fresh Market, Inc. (a)	1,745	52,228
The Kroger Co.	20,635	1,010,702
The Pantry, Inc. (a)	995	17,821
Village Super Market, Inc. Class A	326	7,668
Weis Markets, Inc.	533	22,738
Whole Foods Market, Inc.	14,603	558,127

		2,385,178

	Shares	Value
Hypermarkets & Super Centers – 9.9%
Costco Wholesale Corp.	18,479	$2,172,021
PriceSmart, Inc.	833	68,556
Wal-Mart Stores, Inc.	67,965	5,000,865

		7,241,442

TOTAL FOOD & STAPLES RETAILING		17,413,039

FOOD PRODUCTS – 19.6%
Agricultural Products – 3.0%
Alico, Inc.	168	6,201
Archer-Daniels-Midland Co.	27,680	1,284,352
Bunge Ltd.	6,195	488,414
Darling International, Inc. (a)	6,963	130,347
Fresh Del Monte Produce, Inc.	1,911	57,215
Ingredion, Inc.	3,146	231,640

		2,198,169

Packaged Foods & Meats – 16.6%
Annie’s, Inc. (a)	723	21,097
B&G Foods, Inc.	2,285	64,140
Boulder Brands, Inc. (a)	2,553	28,977
Cal-Maine Foods, Inc.	610	43,432
Calavo Growers, Inc.	586	20,211
Campbell Soup Co.	8,627	358,797
Chiquita Brands International, Inc. (a)	1,911	18,326
ConAgra Foods, Inc.	17,666	532,277
Dean Foods Co.	4,024	61,648
Diamond Foods, Inc. (a)	999	26,833
Flowers Foods, Inc.	7,900	150,811
General Mills, Inc.	26,250	1,316,437
Hillshire Brands Co.	5,146	323,014
Hormel Foods Corp.	6,096	275,905
J&J Snack Foods Corp.	633	57,027
Kellogg Co.	11,338	678,353
Keurig Green Mountain, Inc.	5,231	623,954
Kraft Foods Group, Inc.	25,059	1,342,786
Lancaster Colony Corp.	814	71,103
McCormick & Co., Inc. (non-vtg.)	5,014	329,821
Mead Johnson Nutrition Co.	8,484	775,777
Mondelez International, Inc. Class A	71,379	2,569,644
Pilgrim’s Pride Corp. (a)	2,719	76,023
Pinnacle Foods, Inc.	2,461	74,150
Post Holdings, Inc. (a)	1,849	83,057
Sanderson Farms, Inc.	887	80,797
Seaboard Corp. (a)	16	45,632
Seneca Foods Corp. Class A (a)	333	9,530
Snyders-Lance, Inc.	2,070	51,357
The Hain Celestial Group, Inc. (a)	2,098	179,379
The Hershey Co.	6,525	575,179
The JM Smucker Co.	4,358	434,231
Tootsie Roll Industries, Inc.	905	23,829
TreeHouse Foods, Inc. (a)	1,740	127,890
Tyson Foods, Inc. Class A	12,981	483,023

See accompanying notes which are an integral part of the financial statements.

Annual Report	32

Common Stocks – continued
	Shares	Value

FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
WhiteWave Foods Co. Class A (a)	7,322	$218,122

		12,152,569

TOTAL FOOD PRODUCTS		14,350,738

HOUSEHOLD PRODUCTS – 19.4%
Household Products – 19.4%
Central Garden and Pet Co. (a)	515	4,733
Central Garden and Pet Co. Class A (a)	1,365	12,735
Church & Dwight Co., Inc.	5,782	371,089
Colgate-Palmolive Co.	38,612	2,448,001
Energizer Holdings, Inc.	2,633	302,163
Harbinger Group, Inc. (a)	2,807	32,926
Kimberly-Clark Corp.	15,942	1,655,895
Spectrum Brands Holdings, Inc.	1,000	83,400
The Clorox Co.	5,464	474,658
The Procter & Gamble Co.	113,896	8,806,439
WD-40 Co.	616	41,124

TOTAL HOUSEHOLD PRODUCTS		14,233,163

PERSONAL PRODUCTS – 1.9%
Personal Products – 1.9%
Avon Products, Inc.	18,303	241,600
Elizabeth Arden, Inc. (a)	1,167	24,075
Herbalife Ltd.	3,399	178,108
Inter Parfums, Inc.	726	18,970
Medifast, Inc. (a)	486	13,953
Nu Skin Enterprises, Inc. Class A	2,385	139,976
Revlon, Inc. Class A (a)	571	17,415
The Estee Lauder Cos., Inc. Class A	10,036	737,245
USANA Health Sciences, Inc. (a)	300	19,155

TOTAL PERSONAL PRODUCTS		1,390,497

	Shares	Value

TOBACCO – 14.5%
Tobacco – 14.5%
Alliance One International, Inc. (a)	3,971	$9,014
Altria Group, Inc.	83,734	3,399,600
Lorillard, Inc.	15,232	921,231
Philip Morris International, Inc.	66,598	5,461,702
Reynolds American, Inc.	13,551	756,823
Universal Corp.	408	21,188
Vector Group Ltd.	3,128	64,218

TOTAL TOBACCO		10,633,776

TOTAL COMMON STOCKS (Cost $76,415,676)		73,106,405

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $119,135)	119,135	119,135

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $76,534,811)		73,225,540

NET OTHER ASSETS (LIABILITIES) – 0.0%		18,321

NET ASSETS – 100%		$73,243,861

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$73,106,405	$73,106,405	$—	$—
Money Market Funds	119,135	119,135	—	—

Total Investments in Securities:	$73,225,540	$73,225,540	$—	$—

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity MSCI Energy Index ETF

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 20.7%
Oil & Gas Drilling – 2.8%
Atwood Oceanics, Inc. (a)	4,232	$203,771
Diamond Offshore Drilling, Inc.	4,806	224,873
Ensco PLC Class A	16,140	817,491
Helmerich & Payne, Inc.	7,444	790,999
Hercules Offshore, Inc. (a)	11,239	39,674
Nabors Industries Ltd.	18,366	498,820
Noble Corp. PLC	17,571	551,202
Parker Drilling Co. (a)	8,320	51,418
Patterson-UTI Energy, Inc.	9,985	342,985
Pioneer Energy Services Corp. (a)	4,368	64,253
Rowan Cos. PLC Class A	8,630	263,388
Unit Corp. (a)	3,089	195,688

		4,044,562

Oil & Gas Equipment & Services – 17.9%
Baker Hughes, Inc.	30,195	2,076,510
Basic Energy Services, Inc. (a)	2,395	57,456
Bristow Group, Inc.	2,508	178,996
C&J Energy Services, Inc. (a)	3,092	92,636
Cameron International Corp. (a)	14,981	1,062,303
CARBO Ceramics, Inc.	1,447	180,209
CHC Group Ltd. (a)	2,270	16,344
Core Laboratories N.V.	3,098	453,640
Dawson Geophysical Co.	541	13,579
Dresser-Rand Group, Inc. (a)	5,285	314,510
Dril-Quip, Inc. (a)	2,811	283,265
Era Group, Inc. (a)	1,352	36,234
Exterran Holdings, Inc.	4,127	174,366
FMC Technologies, Inc. (a)	16,311	991,709
Forum Energy Technologies, Inc. (a)	4,170	138,819
Frank’s International N.V.	2,700	62,505
Geospace Technologies Corp. (a)	356	14,325
Gulf Island Fabrication, Inc.	954	18,603
Gulfmark Offshore, Inc. Class A	416	15,920
Halliburton Co.	58,764	4,054,128
Helix Energy Solutions Group, Inc. (a)	6,968	177,196
Hornbeck Offshore Services, Inc. (a)	2,282	99,723
ION Geophysical Corp. (a)	9,007	33,776
Key Energy Services, Inc. (a)	9,489	58,263
Matrix Service Co. (a)	1,860	49,941
McDermott International, Inc. (a)	16,399	119,713
National Oilwell Varco, Inc.	29,603	2,399,027
Natural Gas Services Group, Inc. (a)	855	26,676
Newpark Resources, Inc. (a)	5,957	72,854
Nuverra Environmental Solutions, Inc. (a)	1,136	21,152
Oceaneering International, Inc.	7,482	508,103
Oil States International, Inc. (a)	3,210	196,741
PHI, Inc. (non-vtg.) (a)	838	33,059
RigNet, Inc. (a)	916	50,948
RPC, Inc.	4,576	102,960
Schlumberger Ltd.	90,230	9,780,030

	Shares	Value
SEACOR Holdings, Inc. (a)	1,351	$102,622
Seventy Seven Energy, Inc. (a)	2,644	59,305
Superior Energy Services, Inc.	10,951	367,954
Tesco Corp.	2,288	44,662
TETRA Technologies, Inc. (a)	5,435	59,839
Tidewater, Inc.	3,432	162,231
Weatherford International PLC (a)	53,143	1,188,809
Willbros Group, Inc. (a)	2,808	32,545

		25,984,186

TOTAL ENERGY EQUIPMENT & SERVICES		30,028,748

GAS UTILITIES – 0.6%
Gas Utilities – 0.6%
ONEOK, Inc.	14,360	925,215

OIL, GAS & CONSUMABLE FUELS – 78.5%
Coal & Consumable Fuels – 0.7%
Alpha Natural Resources, Inc. (a)	10,200	34,578
Arch Coal, Inc.	14,768	43,861
Cloud Peak Energy, Inc. (a)	4,264	66,007
CONSOL Energy, Inc.	15,819	614,093
Peabody Energy Corp.	18,787	284,999
Solazyme, Inc. (a)	3,857	37,336

		1,080,874

Integrated Oil & Gas – 37.1%
Chevron Corp.	131,837	17,038,614
Exxon Mobil Corp.	298,393	29,523,003
Hess Corp.	20,236	2,002,959
Occidental Petroleum Corp.	54,888	5,363,107

		53,927,683

Oil & Gas Exploration & Production – 28.5%
Abraxas Petroleum Corp. (a)	6,316	32,212
Anadarko Petroleum Corp.	34,797	3,718,059
Antero Resources Corp. (a)	3,631	209,726
Apache Corp.	27,262	2,798,717
Apco Oil and Gas International, Inc. (a)	705	9,736
Approach Resources, Inc. (a)	2,593	54,557
Athlon Energy, Inc. (a)	3,615	172,291
Bill Barrett Corp. (a)	3,437	82,522
Bonanza Creek Energy, Inc. (a)	2,248	126,023
BPZ Resources, Inc. (a)	7,072	18,529
Cabot Oil & Gas Corp.	29,181	961,514
Callon Petroleum Co. (a)	2,718	26,854
Carrizo Oil & Gas, Inc. (a)	2,981	183,063
Chesapeake Energy Corp.	36,705	967,911
Cimarex Energy Co.	6,016	836,344
Clayton Williams Energy, Inc. (a)	432	45,969
Cobalt International Energy, Inc. (a)	19,965	319,839
Comstock Resources, Inc.	3,131	74,079
Concho Resources, Inc. (a)	7,719	1,086,835
ConocoPhillips	84,671	6,985,357
Contango Oil & Gas Co. (a)	1,144	46,023

See accompanying notes which are an integral part of the financial statements.

Annual Report	34

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Continental Resources, Inc. (a)	3,205	$470,430
Denbury Resources, Inc.	24,586	416,733
Devon Energy Corp.	26,734	2,018,417
Diamondback Energy, Inc. (a)	3,255	267,659
Emerald Oil, Inc. (a)	3,745	27,488
Energen Corp.	5,052	412,395
Energy XXI Bermuda Ltd.	5,639	112,554
EOG Resources, Inc.	37,728	4,128,952
EP Energy Corp. (a)	3,367	67,340
EQT Corp.	10,424	977,980
EXCO Resources, Inc.	11,330	52,231
Forest Oil Corp. (a)	7,285	14,861
Gastar Exploration, Inc. (a)	3,938	26,070
Goodrich Petroleum Corp. (a)	2,483	47,823
Gulfport Energy Corp. (a)	5,899	315,066
Halcon Resources Corp. (a)	17,361	103,298
Jones Energy, Inc. Class A (a)	829	15,602
Kodiak Oil & Gas Corp. (a)	18,437	286,511
Kosmos Energy Ltd. (a)	8,019	77,223
Laredo Petroleum Holdings, Inc. (a)	4,958	134,560
LinnCo LLC	8,880	258,319
Magnum Hunter Resources Corp. (a)	11,274	72,492
Marathon Oil Corp.	48,145	1,865,619
Matador Resources Co. (a)	4,806	129,954
Midstates Petroleum Co., Inc. (a)	2,392	15,261
Miller Energy Resources, Inc. (a)	2,184	10,680
Murphy Oil Corp.	12,031	747,486
Newfield Exploration Co. (a)	9,403	378,941
Noble Energy, Inc.	24,861	1,653,008
Northern Oil and Gas, Inc. (a)	4,162	66,967
Oasis Petroleum, Inc. (a)	7,000	374,150
PDC Energy, Inc. (a)	2,475	134,293
Penn Virginia Corp. (a)	4,567	59,462
PetroQuest Energy, Inc. (a)	3,524	22,589
Pioneer Natural Resources Co.	9,873	2,186,475
QEP Resources, Inc.	11,765	388,833
Quicksilver Resources, Inc. (a)	7,384	13,882
Range Resources Corp.	11,313	855,150
Resolute Energy Corp. (a)	3,448	26,343
Rex Energy Corp. (a)	2,285	31,510
Rosetta Resources, Inc. (a)	4,262	217,660
RSP Permian, Inc. (a)	1,529	45,182
Sanchez Energy Corp. (a)	3,628	115,080
SandRidge Energy, Inc. (a)	25,688	153,100
SM Energy Co.	4,652	365,368
Southwestern Energy Co. (a)	24,398	990,071
Stone Energy Corp. (a)	3,835	145,922
Swift Energy Co. (a)	3,016	33,327
Triangle Petroleum Corp. (a)	4,472	48,298
Ultra Petroleum Corp. (a)	10,609	243,158
Vaalco Energy, Inc. (a)	3,848	26,551

	Shares	Value
W&T Offshore, Inc.	2,600	$34,866
Warren Resources, Inc. (a)	4,965	29,244
Whiting Petroleum Corp. (a)	8,210	726,503
WPX Energy, Inc. (a)	13,269	272,943

		41,468,040

Oil & Gas Refining & Marketing – 6.2%
Alon USA Energy, Inc.	1,965	25,250
Clean Energy Fuels Corp. (a)	5,058	50,378
CVR Energy, Inc.	1,228	57,814
Delek US Holdings, Inc.	3,675	107,384
Green Plains, Inc.	1,939	72,693
HollyFrontier Corp.	13,086	615,173
Marathon Petroleum Corp.	20,351	1,698,901
PBF Energy, Inc. Class A	6,065	164,361
Phillips 66	40,583	3,291,687
Renewable Energy Group, Inc. (a)	2,253	25,234
REX American Resources Corp. (a)	426	35,933
Tesoro Corp.	9,108	560,506
Valero Energy Corp.	36,787	1,868,780
Western Refining, Inc.	3,855	157,901
World Fuel Services Corp.	4,994	214,492

		8,946,487

Oil & Gas Storage & Transportation – 6.0%
Cheniere Energy, Inc. (a)	15,628	1,105,837
Enbridge Energy Management LLC (a)	3,414	115,769
EnLink Midstream LLC	2,848	108,822
Kinder Morgan Management LLC (a)	7,184	552,633
Kinder Morgan, Inc.	46,281	1,665,190
SemGroup Corp. Class A	2,948	227,232
Spectra Energy Corp.	46,293	1,894,310
Targa Resources Corp.	2,617	333,667
The Williams Cos., Inc.	48,490	2,745,989

		8,749,449

TOTAL OIL, GAS & CONSUMABLE FUELS		114,172,533

TOTAL COMMON STOCKS (Cost $142,645,517)		145,126,496

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $199,607)	199,607	199,607

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $142,845,124)		145,326,103

NET OTHER ASSETS (LIABILITIES) – 0.1%		98,891

NET ASSETS – 100%		$145,424,994

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity MSCI Energy Index ETF

Investments – continued

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$145,126,496	$145,126,496	$—	$—
Money Market Funds	199,607	199,607	—	—

Total Investments in Securities:	$145,326,103	$145,326,103	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	36

Fidelity MSCI Financials Index ETF

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BANKS – 19.1%
Diversified Banks – 9.6%
Comerica, Inc.	6,462	$324,780
US Bancorp	64,716	2,720,014
Wells Fargo & Co.	177,479	9,033,681

		12,078,475

Regional Banks – 9.5%
1st Source Corp.	480	13,627
Arrow Financial Corp.	534	13,564
Associated Banc-Corp	5,694	102,036
Bancfirst Corp.	252	15,347
Bancorp, Inc. (a)	1,314	12,483
BancorpSouth, Inc.	3,041	63,466
Bank of Hawaii Corp.	1,579	90,287
Bank of the Ozarks, Inc.	2,353	72,402
BankUnited, Inc.	3,503	109,434
Banner Corp.	693	27,886
BB&T Corp.	25,269	935,458
BBCN Bancorp, Inc.	2,678	40,224
BOK Financial Corp.	856	56,701
Boston Private Financial Holdings, Inc.	3,047	38,027
Bryn Mawr Bank Corp.	470	13,865
Camden National Corp.	288	10,204
Capital Bank Financial Corp. Class A (a)	1,240	28,247
Cardinal Financial Corp.	1,073	18,949
Cathay General Bancorp	2,670	68,325
Centerstate Banks, Inc.	1,642	17,110
Central Pacific Financial Corp.	826	14,785
CIT Group, Inc.	6,990	343,279
City Holding Co.	567	23,616
City National Corp.	1,766	132,891
CoBiz Financial, Inc.	1,290	14,603
Columbia Banking System, Inc.	1,927	49,119
Commerce Bancshares, Inc.	3,123	140,722
Community Bank System, Inc.	1,509	53,162
Community Trust Bancorp, Inc.	629	22,009
Cullen/Frost Bankers, Inc.	1,975	153,991
Customers Bancorp, Inc. (a)	986	18,695
CVB Financial Corp.	3,553	54,325
Eagle Bancorp, Inc. (a)	909	30,279
East West Bancorp, Inc.	5,163	175,852
Enterprise Financial Services Corp.	790	13,786
Fifth Third Bancorp	30,219	618,885
First BanCorp (a)	4,223	21,706
First BanCorp/NC	628	10,098
First Citizens BancShares, Inc. Class A	241	53,586
First Commonwealth Financial Corp.	3,517	30,106
First Community Bancshares, Inc.	558	8,208
First Financial Bancorp	2,090	34,151
First Financial Bankshares, Inc.	1,817	53,383
First Financial Corp.	455	13,950

	Shares	Value
First Horizon National Corp.	8,388	$98,811
First Interstate Bancsystem, Inc.	733	19,131
First Merchants Corp.	1,249	24,893
First Midwest Bancorp, Inc.	2,839	45,992
First NBC Bank Holding Co. (a)	658	20,918
First Niagara Financial Group, Inc.	12,629	108,609
First Republic Bank	4,529	211,595
FirstMerit Corp.	5,858	103,101
Flushing Financial Corp.	1,015	18,859
FNB Corp.	5,632	69,274
Fulton Financial Corp.	6,797	77,078
Glacier Bancorp, Inc.	2,660	70,437
Great Southern Bancorp, Inc.	381	11,880
Hancock Holding Co.	2,953	95,795
Hanmi Financial Corp.	1,127	23,802
Heartland Financial USA, Inc.	576	13,726
Home BancShares, Inc.	1,822	54,769
HomeTrust Bancshares, Inc. (a)	696	10,586
Huntington Bancshares, Inc.	29,813	292,764
Iberiabank Corp.	1,138	74,664
Independent Bank Corp.	855	31,216
Independent Bank Group, Inc.	204	9,794
International Bancshares Corp.	2,130	53,996
Investors Bancorp, Inc.	12,954	134,074
KeyCorp	31,565	427,390
Lakeland Bancorp, Inc.	1,396	14,016
Lakeland Financial Corp.	658	23,945
M&T Bank Corp.	4,205	510,907
MB Financial, Inc.	1,995	53,745
National Penn Bancshares, Inc.	4,196	43,219
NBT Bancorp, Inc.	1,670	39,028
OFG Bancorp	1,622	25,887
Old National Bancorp	3,800	50,844
PacWest Bancorp	1,534	63,922
Peoples Bancorp, Inc.	374	8,725
Pinnacle Financial Partners, Inc.	1,175	43,475
Popular, Inc. (a)	3,698	117,966
PrivateBancorp, Inc.	2,668	76,838
Prosperity Bancshares, Inc.	2,359	137,129
Regions Financial Corp.	50,619	513,277
Renasant Corp.	1,153	32,745
Republic Bancorp, Inc. Class A	362	8,420
S&T Bancorp, Inc.	1,055	25,668
Signature Bank (a)	1,678	191,946
Simmons First National Corp. Class A	629	24,927
South State Corp.	862	50,091
Southside Bancshares, Inc.	740	21,689
State Bank Financial Corp.	1,143	18,871
Sterling Bancorp/DE	3,062	36,438
Stock Yards Bancorp, Inc.	576	16,860
SunTrust Banks, Inc.	18,977	722,075
Susquehanna Bancshares, Inc.	6,661	67,809
SVB Financial Group (a)	1,777	193,729

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity MSCI Financials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Synovus Financial Corp.	5,046	$118,833
Talmer Bancorp, Inc. Class A (a)	2,433	32,578
Taylor Capital Group, Inc. (a)	438	9,338
TCF Financial Corp.	5,569	88,046
Texas Capital Bancshares, Inc. (a)	1,561	81,250
The PNC Financial Services Group, Inc.	18,974	1,566,493
Towne Bank	1,259	18,608
Trico Bancshares	482	10,782
TriState Capital Holdings Inc. (a)	992	9,712
Trustmark Corp.	2,273	52,347
UMB Financial Corp.	1,413	80,018
Umpqua Holdings Corp.	6,205	104,989
Union Bankshares Corp.	1,589	37,945
United Bankshares, Inc.	2,284	73,271
United Community Banks, Inc. (a)	1,089	18,023
Univest Corp. of Pennsylvania	549	10,387
Valley National Bancorp	6,729	64,464
ViewPoint Financial Group, Inc.	1,336	33,587
Washington Trust Bancorp, Inc.	571	19,642
Webster Financial Corp.	3,238	92,833
WesBanco, Inc.	976	29,163
Westamerica BanCorp.	956	45,716
Western Alliance Bancorp (a)	2,842	65,082
Wilshire Bancorp, Inc.	2,565	24,162
Wintrust Financial Corp.	1,616	74,869
Zions BanCorp.	7,163	206,438

		12,038,750

TOTAL BANKS		24,117,225

CAPITAL MARKETS – 12.7%
Asset Management & Custody Banks – 7.3%
Affiliated Managers Group, Inc. (a)	1,876	373,793
Ameriprise Financial, Inc.	6,774	810,170
Artisan Partners Asset Management, Inc. Class A	1,068	55,643
BlackRock, Inc.	4,757	1,449,601
Calamos Asset Management, Inc. Class A	691	8,195
Cohen & Steers, Inc.	706	29,306
Eaton Vance Corp.	4,374	153,659
Federated Investors, Inc. Class B	3,345	94,396
Financial Engines, Inc.	1,875	73,031
Franklin Resources, Inc.	14,578	789,399
GAMCO Investors, Inc. Class A	177	13,564
ICG Group, Inc. (a)	1,275	21,573
Invesco Ltd.	15,373	578,486
Janus Capital Group, Inc.	5,424	61,779
Legg Mason, Inc.	3,804	180,500
Northern Trust Corp.	8,001	535,187
NorthStar Asset Management Group, Inc. (a)	6,515	116,684

	Shares	Value
Pzena Investment Management, Inc. Class A	653	$6,798
Safeguard Scientifics, Inc. (a)	750	14,887
SEI Investments Co.	5,113	183,148
State Street Corp.	15,319	1,079,070
T Rowe Price Group, Inc.	9,332	724,723
The Bank of New York Mellon Corp.	40,285	1,572,726
Virtus Investment Partners, Inc. (a)	259	53,108
Waddell & Reed Financial, Inc. Class A	3,012	159,003
Walter Investment Management Corp. (a)	1,330	36,681
WisdomTree Investments, Inc. (a)	4,042	41,471

		9,216,581

Diversified Capital Markets – 0.0%
HFF, Inc. Class A	1,229	41,737

Investment Banking & Brokerage – 5.4%
BGC Partners, Inc. Class A	6,571	51,451
Cowen Group, Inc. Class A (a)	4,273	17,092
E*TRADE Financial Corp. (a)	10,231	215,056
Evercore Partners, Inc. Class A	1,215	66,290
FXCM, Inc. Class A	1,374	18,714
GFI Group, Inc.	2,617	11,855
Greenhill & Co., Inc.	956	43,756
INTL. FCStone, Inc. (a)	678	13,289
Investment Technology Group, Inc. (a)	1,335	24,417
KCG Holdings, Inc. Class A (a)	3,099	35,391
LPL Financial Holdings, Inc.	2,849	135,271
Morgan Stanley	52,650	1,702,701
Oppenheimer Holdings, Inc. Class A	380	8,672
Piper Jaffray Cos. (a)	575	29,670
Raymond James Financial, Inc.	4,548	231,721
Stifel Financial Corp. (a)	2,141	98,036
TD Ameritrade Holding Corp.	9,854	316,510
The Charles Schwab Corp.	41,522	1,152,235
The Goldman Sachs Group, Inc.	15,274	2,640,416

		6,812,543

TOTAL CAPITAL MARKETS		16,070,861

CONSUMER FINANCE – 5.1%
Consumer Finance – 5.1%
American Express Co.	33,956	2,988,128
Capital One Financial Corp.	20,330	1,617,048
Cash America International, Inc.	992	44,035
Credit Acceptance Corp. (a)	325	36,961
Discover Financial Services	16,713	1,020,496
Encore Capital Group, Inc. (a)	917	38,954
Ezcorp, Inc. Class A (a)	2,182	21,362
First Cash Financial Services, Inc. (a)	976	55,056
Green Dot Corp. Class A (a)	1,072	19,285
Navient Corp.	15,215	261,698
Nelnet, Inc. Class A	928	38,261
Portfolio Recovery Associates, Inc. (a)	1,771	104,418
SLM Corp.	15,569	137,941

See accompanying notes which are an integral part of the financial statements.

Annual Report	38

Common Stocks – continued
	Shares	Value
CONSUMER FINANCE – continued
Consumer Finance – continued
Springleaf Holdings, Inc. (a)	1,132	$29,636
World Acceptance Corp. (a)	310	25,135

TOTAL CONSUMER FINANCE		6,438,414

DIVERSIFIED FINANCIAL SERVICES – 22.1%
Multi-Sector Holdings – 4.2%
Berkshire Hathaway, Inc. Class B (a)	39,775	4,988,978
FNFV Group (a)	2,944	48,164
Leucadia National Corp.	10,985	271,440
PICO Holdings, Inc. (a)	849	18,805

		5,327,387

Other Diversified Financial Services – 15.0%
Bank of America Corp.	375,230	5,722,257
Citigroup, Inc.	107,813	5,273,134
JPMorgan Chase & Co.	134,450	7,753,731
Voya Financial Inc.	5,037	186,873

		18,935,995

Specialized Finance – 2.9%
CBOE Holdings, Inc.	3,069	148,754
CME Group, Inc.	11,346	838,923
Interactive Brokers Group, Inc. Class A	1,856	42,716
Intercontinental Exchange, Inc.	4,090	786,180
MarketAxess Holdings, Inc.	1,423	80,015
McGraw Hill Financial, Inc.	9,649	774,043
Moody’s Corp.	6,826	593,862
MSCI, Inc. (a)	3,931	177,878
PHH Corp. (a)	1,995	46,583
The NASDAQ OMX Group, Inc.	4,278	180,489

		3,669,443

TOTAL DIVERSIFIED FINANCIAL SERVICES		27,932,825

INSURANCE – 17.4%
Insurance Brokers – 1.9%
Aon PLC	10,165	857,519
Arthur J Gallagher & Co.	5,525	248,625
Brown & Brown, Inc.	4,387	135,032
eHealth, Inc. (a)	594	12,296
Marsh & McLennan Cos., Inc.	19,485	989,253
Willis Group Holdings PLC	5,718	233,009

		2,475,734

Life & Health Insurance – 5.1%
Aflac, Inc.	16,177	966,414
American Equity Investment Life Holding Co.	2,542	56,280
Citizens, Inc. (a)	1,845	12,435
CNO Financial Group, Inc.	7,594	122,871
FBL Financial Group, Inc. Class A	454	19,422
Fidelity & Guaranty Life	412	8,903
Kansas City Life Insurance Co.	136	5,939

	Shares	Value
Lincoln National Corp.	9,411	$493,042
MetLife, Inc.	33,918	1,784,087
Primerica, Inc.	2,010	92,621
Principal Financial Group, Inc.	10,541	523,677
Protective Life Corp.	2,789	193,501
Prudential Financial, Inc.	16,375	1,424,134
StanCorp Financial Group, Inc.	1,551	93,587
Symetra Financial Corp.	2,924	66,667
Torchmark Corp.	4,717	248,775
Unum Group	9,208	316,111

		6,428,466

Multi-line Insurance – 3.5%
American Financial Group, Inc.	2,744	153,637
American International Group, Inc.	49,389	2,567,240
Assurant, Inc.	2,543	161,125
Genworth Financial, Inc. Class A (a)	17,611	230,704
Hartford Financial Services Group, Inc.	15,918	543,759
HCC Insurance Holdings, Inc.	3,542	165,341
Horace Mann Educators Corp.	1,439	41,227
Kemper Corp.	1,571	54,372
Loews Corp.	12,431	523,718

		4,441,123

Property & Casualty Insurance – 5.7%
ACE Ltd.	11,949	1,196,095
Allied World Assurance Co. Holdings AG	3,539	127,439
AMERISAFE, Inc.	727	26,608
Amtrust Financial Services, Inc.	1,183	50,443
Arch Capital Group Ltd. (a)	4,801	256,613
Argo Group International Holdings Ltd.	1,002	49,910
Aspen Insurance Holdings Ltd.	2,311	92,463
Assured Guaranty Ltd.	6,255	139,612
Axis Capital Holdings Ltd.	3,835	165,480
Baldwin & Lyons, Inc. Class B	478	11,807
Cincinnati Financial Corp.	5,523	254,168
Donegal Group, Inc. Class A	514	7,751
EMC Insurance Group, Inc.	190	5,592
Employers Holdings, Inc.	1,321	28,137
First American Financial Corp.	3,854	104,598
FNF Group (a)	8,833	239,463
Global Indemnity PLC (a)	467	11,642
HCI Group, Inc.	336	13,406
Hilltop Holdings, Inc. (a)	2,565	52,582
Infinity Property & Casualty Corp.	448	29,012
MBIA, Inc. (a)	5,256	50,352
Meadowbrook Insurance Group, Inc.	2,025	12,211
National Interstate Corp.	279	7,558
Old Republic International Corp.	8,781	126,359
OneBeacon Insurance Group Ltd. Class A	771	11,411
ProAssurance Corp.	2,246	97,993
RLI Corp.	1,372	58,639
Safety Insurance Group, Inc.	550	27,505
Selective Insurance Group, Inc.	2,103	46,876

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity MSCI Financials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
State Auto Financial Corp.	571	$12,054
Stewart Information Services Corp.	723	21,307
The Allstate Corp.	15,868	927,485
The Chubb Corp.	8,717	755,851
The Hanover Insurance Group, Inc.	1,548	89,490
The Navigators Group, Inc. (a)	422	25,658
The Progressive Corp.	20,071	470,464
The Travelers Cos., Inc.	12,505	1,119,948
United Fire Group, Inc.	854	24,134
Universal Insurance Holdings Inc.	1,294	15,606
WR Berkley Corp.	3,878	172,998
XL Group PLC	9,797	315,855

		7,252,575

Reinsurance – 1.2%
Alleghany Corp. (a)	591	244,585
Endurance Specialty Holdings Ltd.	1,575	83,302
Enstar Group Ltd. (a)	370	51,060
Everest Re Group Ltd.	1,682	262,241
Greenlight Capital Re Ltd. (a)	1,176	38,055
Maiden Holdings Ltd.	1,932	22,179
Montpelier Re Holdings Ltd.	1,520	44,886
PartnerRe Ltd.	1,649	172,090
Platinum Underwriters Holdings Ltd.	992	58,131
Reinsurance Group of America, Inc.	2,512	201,613
RenaissanceRe Holdings Ltd.	1,479	144,661
Third Point Reinsurance Ltd. (a)	2,185	31,814
Validus Holdings Ltd.	3,148	114,996

		1,469,613

TOTAL INSURANCE		22,067,511

REAL ESTATE INVESTMENT TRUSTS (REITS) – 21.2%
Diversified REIT’s – 1.8%
American Realty Capital Properties, Inc.	31,786	416,714
Cousins Properties, Inc.	7,417	91,822
Duke Realty Corp.	11,581	208,342
Empire State Realty Trust, Inc. Class A	3,334	54,144
First Potomac Realty Trust	2,085	27,501
Investors Real Estate Trust	3,895	33,185
Lexington Realty Trust	7,716	84,413
Liberty Property Trust	5,223	183,693
One Liberty Properties, Inc.	444	9,200
PS Business Parks, Inc.	709	58,492
RAIT Financial Trust	2,884	22,207
Select Income REIT	1,441	39,988
Spirit Realty Capital, Inc.	14,035	162,385
Vornado Realty Trust	5,989	634,954
Washington Real Estate Investment Trust	2,363	64,085
Winthrop Realty Trust	1,237	18,642
WP Carey, Inc.	3,205	210,665

		2,320,432

	Shares	Value
Health Care REIT’s – 0.0%
CareTrust REIT Inc. (a)	707	$12,061

Hotel & Resort REIT’s – 0.0%
Chatham Lodging Trust	1,133	23,986

Industrial REIT’s – 0.8%
DCT Industrial Trust, Inc.	11,590	90,750
EastGroup Properties, Inc.	1,097	68,409
First Industrial Realty Trust, Inc.	4,027	72,687
Monmouth Real Estate Investment Corp. Class A	2,109	21,680
Prologis, Inc.	17,755	724,582
STAG Industrial, Inc.	1,615	36,887

		1,014,995

Mortgage REIT’s – 1.7%
AG Mortgage Investment Trust, Inc.	1,007	18,468
Altisource Residential Corp.	2,112	48,977
American Capital Agency Corp.	12,572	290,665
American Capital Mortgage Investment Corp.	1,822	36,312
Annaly Capital Management, Inc.	33,627	373,260
Anworth Mortgage Asset Corp.	4,816	24,465
Apollo Commercial Real Estate Finance, Inc.	1,904	31,549
Apollo Residential Mortgage, Inc.	1,150	18,745
ARMOUR Residential REIT, Inc.	12,691	53,429
Capstead Mortgage Corp.	3,396	43,605
Chimera Investment Corp.	36,959	117,160
Colony Financial, Inc.	3,831	84,857
CYS Investments, Inc.	5,736	50,936
Dynex Capital, Inc.	1,830	15,189
Hatteras Financial Corp.	3,428	65,646
Invesco Mortgage Capital, Inc.	4,368	74,169
iStar Financial, Inc. (a)	2,862	41,155
MFA Financial, Inc.	13,012	105,918
New Residential Investment Corp.	10,244	61,259
New York Mortgage Trust, Inc.	3,712	28,026
Newcastle Investment Corp.	13,397	59,885
NorthStar Realty Finance Corp. (a)	6,515	104,891
PennyMac Mortgage Investment Trust	1,036	22,181
Redwood Trust, Inc.	2,929	55,592
Resource Capital Corp.	4,539	25,010
Starwood Property Trust, Inc.	7,830	184,788
Two Harbors Investment Corp.	12,991	132,898
Western Asset Mortgage Capital Corp.	1,753	23,841

		2,192,876

Office REIT’s – 2.2%
Alexandria Real Estate Equities, Inc.	2,543	199,880
BioMed Realty Trust, Inc.	6,834	146,931
Boston Properties, Inc.	5,452	651,241
Brandywine Realty Trust	5,616	87,329
CoreSite Realty Corp.	757	24,724
Corporate Office Properties Trust	3,138	89,025

See accompanying notes which are an integral part of the financial statements.

Annual Report	40

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Office REIT’s – continued
CyrusOne, Inc.	1,230	$30,565
Digital Realty Trust, Inc.	4,576	294,649
Douglas Emmett, Inc.	4,843	137,977
DuPont Fabros Technology, Inc.	2,370	64,962
Equity Commonwealth	3,782	101,585
Franklin Street Properties Corp.	3,164	38,411
Government Properties Income Trust	2,444	57,067
Gramercy Property Trust, Inc.	4,185	24,733
Highwoods Properties, Inc.	3,187	134,077
Hudson Pacific Properties, Inc.	2,133	54,605
Kilroy Realty Corp.	2,911	180,016
Mack-Cali Realty Corp.	3,012	63,553
Parkway Properties, Inc./MD	2,462	51,037
Piedmont Office Realty Trust, Inc. Class A	5,476	106,508
QTS Realty Trust, Inc. Class A	614	16,732
SL Green Realty Corp.	1,511	162,886

		2,718,493

Residential REIT’s – 2.9%
American Campus Communities, Inc.	3,719	144,743
American Homes 4 Rent Class A	5,058	92,157
American Residential Properties, Inc. (a)	1,158	20,983
Apartment Investment & Management Co. Class A	5,230	178,761
Associated Estates Realty Corp.	2,185	38,609
AvalonBay Communities, Inc.	4,603	681,612
Camden Property Trust	3,046	220,409
Campus Crest Communities, Inc.	2,288	18,304
Education Realty Trust, Inc.	3,820	40,339
Equity Lifestyle Properties, Inc.	2,799	123,968
Equity Residential	12,200	788,730
Essex Property Trust, Inc.	2,202	417,433
Home Properties, Inc.	2,024	133,159
Mid-America Apartment Communities, Inc.	2,673	186,896
Post Properties, Inc.	1,931	104,660
Silver Bay Realty Trust Corp.	1,224	19,780
Starwood Waypoint Residential Trust (a)	1,445	37,989
Sun Communities, Inc.	1,485	78,156
UDR, Inc.	8,924	259,510

		3,586,198

Retail REIT’s – 4.3%
Acadia Realty Trust	1,984	56,008
Agree Realty Corp.	572	16,748
Alexander’s, Inc.	81	29,403
Brixmor Property Group, Inc.	3,006	68,086
CBL & Associates Properties, Inc.	6,161	115,211
Cedar Realty Trust, Inc.	2,772	17,464
DDR Corp.	10,983	192,642
Equity One, Inc.	2,296	53,313
Excel Trust, Inc.	2,105	27,260

	Shares	Value
Federal Realty Investment Trust	2,392	$292,063
General Growth Properties, Inc.	18,818	439,777
Getty Realty Corp.	941	17,286
Glimcher Realty Trust	5,148	55,289
Inland Real Estate Corp.	3,186	32,943
Kimco Realty Corp.	14,534	325,271
Kite Realty Group Trust	4,679	28,542
National Retail Properties, Inc.	4,373	155,548
Pennsylvania Real Estate Investment Trust	2,428	46,690
Ramco-Gershenson Properties Trust	2,396	39,774
Realty Income Corp.	7,852	338,029
Regency Centers Corp.	3,282	178,409
Retail Opportunity Investments Corp.	3,135	48,373
Retail Properties of America, Inc. Class A	8,556	128,768
Rouse Properties, Inc.	1,216	20,611
Saul Centers, Inc.	433	20,641
Simon Property Group, Inc.	11,167	1,878,178
Tanger Factory Outlet Centers	3,426	118,711
Taubman Centers, Inc.	2,238	164,627
The Macerich Co.	4,983	323,945
Washington Prime Group, Inc. (a)	5,150	97,283
Weingarten Realty Investors	4,111	135,293

		5,462,186

Specialized REIT’s – 7.5%
American Tower Corp.	14,020	1,323,348
Ashford Hospitality Prime, Inc.	204	3,397
Ashford Hospitality Trust, Inc.	3,028	34,852
Aviv REIT, Inc.	980	27,881
Chesapeake Lodging Trust	1,661	49,298
Corrections Corp. of America	4,115	132,585
Crown Castle International Corp.	11,859	879,701
CubeSmart	5,109	93,035
DiamondRock Hospitality Co.	7,007	85,906
EPR Properties	1,928	103,919
Extra Space Storage, Inc.	3,950	204,333
FelCor Lodging Trust, Inc.	4,094	42,864
Gaming and Leisure Properties, Inc.	3,217	108,316
HCP, Inc.	16,245	674,655
Health Care REIT, Inc.	10,328	657,171
Healthcare Realty Trust, Inc.	3,407	84,153
Healthcare Trust of America, Inc. Class A	8,793	104,725
Hersha Hospitality Trust	7,589	50,163
Hospitality Properties Trust	5,310	151,707
Host Hotels & Resorts, Inc.	26,858	583,893
LaSalle Hotel Properties	3,769	131,124
LTC Properties, Inc.	1,253	48,027
Medical Properties Trust, Inc.	6,341	85,350
National Health Investors, Inc.	1,002	59,910
Omega Healthcare Investors, Inc.	4,470	163,334
Pebblebrook Hotel Trust	2,280	82,992
Plum Creek Timber Co., Inc.	6,285	260,010
Potlatch Corp.	1,438	59,389

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity MSCI Financials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Specialized REIT’s – continued
Public Storage	5,203	$892,887
Rayonier, Inc.	4,540	154,632
RLJ Lodging Trust	4,738	132,854
Ryman Hospitality Properties, Inc.	1,622	77,451
Sabra Health Care REIT, Inc.	1,795	49,722
Senior Housing Properties Trust	7,219	165,026
Sovran Self Storage, Inc.	1,183	90,760
Strategic Hotels & Resorts, Inc. (a)	8,398	95,821
Summit Hotel Properties, Inc.	3,131	32,155
Sunstone Hotel Investors, Inc.	7,128	101,146
The Geo Group, Inc.	2,465	84,821
Universal Health Realty Income Trust	77	3,239
Ventas, Inc.	10,443	663,130
Weyerhaeuser Co.	18,729	586,592

		9,416,274

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		26,747,501

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
Diversified Real Estate Activities – 0.1%
Alexander & Baldwin, Inc.	1,707	65,156
Tejon Ranch Co. (a)	548	15,673
The St Joe Co. (a)	2,259	51,595

		132,424

Real Estate Development – 0.1%
Forestar Group, Inc. (a)	1,214	22,702
The Howard Hughes Corp. (a)	1,208	175,667

		198,369

Real Estate Operating Companies – 0.1%
Forest City Enterprises, Inc. Class A (a)	5,551	106,413

Real Estate Services – 0.7%
Altisource Portfolio Solutions S.A. (a)	573	62,102
CBRE Group, Inc. Class A (a)	10,682	329,433
Jones Lang LaSalle, Inc.	1,580	195,446
Kennedy-Wilson Holdings, Inc.	2,459	57,541
Realogy Holdings Corp. (a)	5,173	190,159

		834,681

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,271,887

THRIFTS & MORTGAGE FINANCE – 1.3%
Thrifts & Mortgage Finance – 1.3%
Astoria Financial Corp.	3,224	41,525
Bank Mutual Corp.	1,564	9,431
Beneficial Mutual Bancorp, Inc. (a)	1,317	17,226
Berkshire Hills Bancorp, Inc.	949	22,937
BofI Holding, Inc. (a)	483	36,027
Brookline Bancorp, Inc.	2,503	22,602
Capitol Federal Financial, Inc.	4,873	57,014
Dime Community Bancshares, Inc.	1,042	15,755

	Shares	Value
Essent Group Ltd. (a)	1,304	$23,746
EverBank Financial Corp.	2,967	56,373
Federal Agricultural Mortgage Corp. Class C	313	9,124
Flagstar Bancorp, Inc. (a)	796	14,567
Home Loan Servicing Solutions Ltd.	2,521	53,949
HomeStreet, Inc.	475	8,284
Hudson City Bancorp, Inc.	16,878	164,561
Ladder Capital Corp. Class A (a)	1,410	24,816
MGIC Investment Corp. (a)	11,475	84,800
Nationstar Mortgage Holdings, Inc. (a)	879	26,818
New York Community Bancorp, Inc.	15,764	250,332
Northfield Bancorp, Inc.	2,241	28,595
Northwest Bancshares, Inc.	3,177	39,395
Ocwen Financial Corp. (a)	4,078	123,033
Oritani Financial Corp.	1,373	20,320
People’s United Financial, Inc.	11,011	159,880
Provident Financial Services, Inc.	1,986	33,186
Radian Group, Inc.	6,879	87,088
TFS Financial Corp. (a)	3,310	44,619
TrustCo Bank Corp.	3,351	22,083
United Financial Bancorp, Inc.	2,103	26,666
Walker & Dunlop, Inc. (a)	630	8,600
Washington Federal, Inc.	3,688	77,301
WSFS Financial Corp.	338	24,198

TOTAL THRIFTS & MORTGAGE FINANCE		1,634,851

TOTAL COMMON STOCKS (Cost $125,357,964)		126,281,075

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $121,482)	121,482	121,482

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $125,479,446)		126,402,557

NET OTHER ASSETS (LIABILITIES) – 0.0%		(5,675)

NET ASSETS – 100%		$126,396,882

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Annual Report	42

Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$126,281,075	$126,281,075	$—	$—
Money Market Funds	121,482	121,482	—	—

Total Investments in Securities:	$126,402,557	$126,402,557	$—	$—

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity MSCI Health Care Index ETF

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 21.1%
Biotechnology – 21.1%
ACADIA Pharmaceuticals, Inc. (a)	5,189	$105,181
Acceleron Pharma, Inc. (a)	932	27,606
Achillion Pharmaceuticals, Inc. (a)	4,386	30,044
Acorda Therapeutics, Inc. (a)	2,613	76,483
Aegerion Pharmaceuticals, Inc. (a)	115	3,865
Agios Pharmaceuticals, Inc. (a)	1,028	41,428
Alexion Pharmaceuticals, Inc. (a)	13,257	2,107,730
Alkermes PLC (a)	9,662	413,147
Alnylam Pharmaceuticals, Inc. (a)	3,629	196,148
AMAG Pharmaceuticals, Inc. (a)	1,262	24,092
Amgen, Inc.	50,572	6,442,367
Anacor Pharmaceuticals, Inc. (a)	2,235	37,213
Arena Pharmaceuticals, Inc. (a)	14,601	67,603
Ariad Pharmaceuticals, Inc. (a)	11,826	68,118
Array BioPharma, Inc. (a)	7,735	30,940
Arrowhead Research Corp. (a)	3,062	38,734
Asterias Biotherapeutics, Inc. (a)	216	486
Auspex Pharmaceuticals, Inc. (a)	493	8,978
BioCryst Pharmaceuticals, Inc. (a)	3,761	47,088
Biogen Idec, Inc. (a)	15,837	5,295,734
BioMarin Pharmaceutical, Inc. (a)	9,676	598,170
Bluebird Bio, Inc. (a)	1,309	43,721
Celgene Corp. (a)	54,400	4,740,960
Celldex Therapeutics, Inc. (a)	5,970	78,147
Cepheid, Inc. (a)	4,648	174,951
Chimerix, Inc. (a)	1,633	37,102
Clovis Oncology, Inc. (a)	22	802
CTI BioPharma Corp. (a)	8,555	22,157
Cubist Pharmaceuticals, Inc. (a)	5,004	304,744
Dendreon Corp. (a)	10,578	21,897
Dyax Corp. (a)	9,055	85,298
Dynavax Technologies Corp. (a)	17,558	25,986
Emergent Biosolutions, Inc. (a)	2,073	45,606
Enanta Pharmaceuticals, Inc. (a)	417	15,683
Epizyme, Inc. (a)	643	20,139
Exact Sciences Corp. (a)	5,422	84,637
Exelixis, Inc. (a)	13,064	52,779
Foundation Medicine, Inc. (a)	870	19,592
Genomic Health, Inc. (a)	1,030	26,244
Geron Corp. (a)	9,744	23,434
Gilead Sciences, Inc. (a)	103,037	9,433,037
Halozyme Therapeutics, Inc. (a)	7,082	68,979
Hyperion Therapeutics, Inc. (a)	631	14,368
Idenix Pharmaceuticals, Inc. (a)	4,506	110,037
ImmunoGen, Inc. (a)	5,785	62,362
Immunomedics, Inc. (a)	6,081	19,702
Incyte Corp. Ltd. (a)	9,952	473,417
Infinity Pharmaceuticals, Inc. (a)	2,939	26,716
Insmed, Inc. (a)	2,205	37,683
Insys Therapeutics, Inc. (a)	765	20,678
Intercept Pharmaceuticals, Inc. (a)	884	205,406

	Shares	Value
InterMune, Inc. (a)	6,490	$284,716
Intrexon Corp. (a)	2,613	57,721
Ironwood Pharmaceuticals, Inc. (a)	7,448	110,230
Isis Pharmaceuticals, Inc. (a)	7,845	243,117
Karyopharm Therapeutics, Inc. (a)	975	33,823
Keryx Biopharmaceuticals, Inc. (a)	5,938	89,367
KYTHERA Biopharmaceuticals, Inc. (a)	933	31,330
Lexicon Pharmaceuticals, Inc. (a)	17,503	25,729
Ligand Pharmaceuticals, Inc. Class B (a)	1,121	55,120
MacroGenics, Inc. (a)	1,294	26,268
MannKind Corp. (a)	13,635	113,989
Medivation, Inc. (a)	5,114	379,612
Merrimack Pharmaceuticals, Inc. (a)	6,192	36,595
MiMedx Group, Inc. (a)	5,559	38,413
Momenta Pharmaceuticals, Inc. (a)	3,227	34,335
Myriad Genetics, Inc. (a)	4,890	176,529
Neurocrine Biosciences, Inc. (a)	5,061	68,728
NewLink Genetics Corp. (a)	1,119	23,700
Novavax, Inc. (a)	15,643	67,734
NPS Pharmaceuticals, Inc. (a)	6,550	183,007
OncoMed Pharmaceuticals, Inc. (a)	613	13,235
Ophthotech Corp. (a)	1,015	39,646
Opko Health, Inc. (a)	15,128	133,429
Orexigen Therapeutics, Inc. (a)	6,095	30,414
Organovo Holdings, Inc. (a)	4,151	31,423
Osiris Therapeutics, Inc. (a)	1,161	17,183
PDL BioPharma, Inc.	10,208	95,751
Pharmacyclics, Inc. (a)	4,257	512,713
Portola Pharmaceuticals, Inc. (a)	2,066	51,939
PTC Therapeutics, Inc. (a)	1,175	31,044
Puma Biotechnology, Inc. (a)	1,704	377,811
Raptor Pharmaceutical Corp. (a)	4,125	35,516
Receptos, Inc. (a)	1,258	52,094
Regeneron Pharmaceuticals, Inc. (a)	5,251	1,660,471
Repligen Corp. (a)	2,052	43,030
Rigel Pharmaceuticals, Inc. (a)	5,278	17,259
Sangamo Biosciences, Inc. (a)	4,539	53,923
Sarepta Therapeutics, Inc. (a)	2,577	54,993
Seattle Genetics, Inc. (a)	6,992	246,118
Spectrum Pharmaceuticals, Inc. (a)	4,383	30,856
Synageva BioPharma Corp. (a)	1,310	89,617
Synergy Pharmaceuticals, Inc. (a)	5,784	21,112
Synta Pharmaceuticals Corp. (a)	3,346	13,217
TESARO, Inc. (a)	1,313	37,762
Theravance, Inc. (a)	5,692	123,516
Ultragenyx Pharmaceutical, Inc. (a)	510	22,287
United Therapeutics Corp. (a)	3,208	291,736
Vanda Pharmaceuticals, Inc. (a)	2,278	33,487
Vertex Pharmaceuticals, Inc. (a)	15,817	1,406,290
XOMA Corp. (a)	725	2,813
ZIOPHARM Oncology, Inc. (a)	5,248	16,426

TOTAL BIOTECHNOLOGY		39,624,593

See accompanying notes which are an integral part of the financial statements.

Annual Report	44

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – 16.6%
Health Care Equipment – 15.4%
Abaxis, Inc.	1,416	$67,133
Abbott Laboratories	103,362	4,353,607
ABIOMED, Inc. (a)	2,561	65,562
Accuray, Inc. (a)	5,139	40,444
Analogic Corp.	815	58,607
AngioDynamics, Inc. (a)	1,806	26,368
AtriCure, Inc. (a)	1,661	27,357
Baxter International, Inc.	36,389	2,717,894
Becton Dickinson and Co.	12,942	1,504,378
Boston Scientific Corp. (a)	88,922	1,136,423
Cantel Medical Corp.	2,353	78,896
Cardiovascular Systems, Inc. (a)	1,811	48,897
CareFusion Corp. (a)	13,931	610,038
CONMED Corp.	1,817	70,863
Covidien PLC	30,199	2,612,515
CR Bard, Inc.	5,214	778,085
Cyberonics, Inc. (a)	1,799	106,987
Cynosure, Inc. Class A (a)	1,316	29,926
DexCom, Inc. (a)	4,878	183,803
Edwards Lifesciences Corp. (a)	7,185	648,446
Exactech, Inc. (a)	689	15,668
GenMark Diagnostics, Inc. (a)	2,689	28,772
Globus Medical, Inc. Class A (a)	2,857	63,711
Greatbatch, Inc. (a)	1,634	80,899
HeartWare International, Inc. (a)	1,065	89,684
Hill-Rom Holdings, Inc.	3,853	151,808
Hologic, Inc. (a)	14,687	382,890
IDEXX Laboratories, Inc. (a)	3,460	430,701
Insulet Corp. (a)	3,709	131,076
Integra LifeSciences Holdings Corp. (a)	1,764	83,649
Intuitive Surgical, Inc. (a)	2,560	1,171,328
Invacare Corp.	1,942	29,072
Masimo Corp. (a)	3,608	86,881
Medtronic, Inc.	67,044	4,139,297
Natus Medical, Inc. (a)	2,070	59,554
Navidea Biopharmaceuticals, Inc. (a)	9,406	12,510
NuVasive, Inc. (a)	2,981	111,430
NxStage Medical, Inc. (a)	3,895	51,998
Orthofix International N.V. (a)	1,290	42,647
PhotoMedex, Inc. (a)	785	8,470
ResMed, Inc.	9,456	489,253
Rockwell Medical, Inc. (a)	2,448	24,725
Sirona Dental Systems, Inc. (a)	3,713	297,783
St Jude Medical, Inc.	19,050	1,241,869
STERIS Corp.	3,961	201,536
Stryker Corp.	22,792	1,818,118
SurModics, Inc. (a)	905	17,186
Symmetry Medical, Inc. (a)	2,458	21,655
Teleflex, Inc.	2,744	295,639
Thoratec Corp. (a)	3,783	122,947
Tornier N.V. (a)	2,440	50,581

	Shares	Value
Varian Medical Systems, Inc. (a)	6,935	$569,710
Volcano Corp. (a)	3,478	57,422
Wright Medical Group, Inc. (a)	3,138	96,713
Zeltiq Aesthetics, Inc. (a)	2,021	40,905
Zimmer Holdings, Inc.	11,327	1,133,493

		28,817,809

Health Care Supplies – 1.2%
Alere, Inc. (a)	5,264	210,560
Align Technology, Inc. (a)	4,640	251,534
Anika Therapeutics, Inc. (a)	945	39,747
Cerus Corp. (a)	4,658	16,396
DENTSPLY International, Inc.	9,500	440,990
Endologix, Inc. (a)	4,279	60,548
Haemonetics Corp. (a)	3,483	123,890
ICU Medical, Inc. (a)	903	52,600
LDR Holding Corp. (a)	775	17,755
Meridian Bioscience, Inc.	2,749	54,183
Merit Medical Systems, Inc. (a)	2,716	34,873
Neogen Corp. (a)	2,453	107,098
OraSure Technologies, Inc. (a)	3,741	30,788
Quidel Corp. (a)	1,939	46,284
Spectranetics Corp. (a)	2,744	70,384
Staar Surgical Co. (a)	1,979	25,470
The Cooper Cos., Inc.	3,207	515,942
Vascular Solutions, Inc. (a)	1,117	27,556
West Pharmaceutical Services, Inc.	4,678	190,629

		2,317,227

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		31,135,036

HEALTH CARE PROVIDERS & SERVICES – 17.2%
Health Care Services – 4.1%
Air Methods Corp. (a)	2,478	124,519
Amedisys, Inc. (a)	1,835	37,030
AMN Healthcare Services, Inc. (a)	3,096	40,558
Bio-Reference Labs, Inc. (a)	1,677	52,641
BioScrip, Inc. (a)	4,536	33,975
Chemed Corp.	1,183	120,489
Corvel Corp. (a)	774	31,177
DaVita HealthCare Partners, Inc. (a)	11,467	807,735
Envision Healthcare Holdings, Inc. (a)	7,949	284,177
ExamWorks Group, Inc. (a)	2,470	87,166
Express Scripts Holding Co. (a)	51,987	3,620,894
Gentiva Health Services, Inc. (a)	1,817	32,888
Healthways, Inc. (a)	2,100	36,309
IPC The Hospitalist Co., Inc. (a)	1,151	56,606
Laboratory Corp. of America Holdings (a)	5,695	590,515
Landauer, Inc.	645	27,832
LHC Group, Inc. (a)	810	19,019
MEDNAX, Inc. (a)	6,753	399,642
Omnicare, Inc.	6,682	417,625
Premier, Inc. (a)	2,179	61,666

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity MSCI Health Care Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Services – continued
Quest Diagnostics, Inc.	9,655	$589,920
Team Health Holdings, Inc. (a)	4,675	264,371
The Providence Service Corp. (a)	770	30,500

		7,767,254

Health Care Distributors – 3.7%
AmerisourceBergen Corp.	15,398	1,184,260
Cardinal Health, Inc.	23,002	1,648,093
Henry Schein, Inc. (a)	5,754	668,903
McKesson Corp.	15,422	2,958,865
MWI Veterinary Supply, Inc. (a)	874	123,461
Owens & Minor, Inc.	4,227	139,871
Patterson Cos., Inc.	5,653	220,524
PharMerica Corp. (a)	1,972	53,224

		6,997,201

Health Care Facilities – 2.4%
Acadia Healthcare Co., Inc. (a)	3,128	149,081
Amsurg Corp. (a)	2,740	130,862
Brookdale Senior Living, Inc. (a)	11,000	381,145
Capital Senior Living Corp. (a)	1,827	45,017
Community Health Systems, Inc. (a)	7,593	362,186
Five Star Quality Care, Inc. (a)	2,699	12,335
Hanger, Inc. (a)	2,319	73,396
HCA Holdings, Inc. (a)	20,720	1,353,223
HealthSouth Corp.	5,911	226,569
Kindred Healthcare, Inc.	4,256	101,718
LifePoint Hospitals, Inc. (a)	3,138	225,057
Select Medical Holdings Corp.	6,099	94,779
Surgical Care Affiliates, Inc. (a)	903	26,530
Tenet Healthcare Corp. (a)	6,476	341,739
The Ensign Group, Inc.	1,361	44,818
Universal Health Services, Inc. Class B	6,157	656,336
US Physical Therapy, Inc.	800	27,952
VCA, Inc. (a)	5,631	209,980

		4,462,723

Managed Health Care – 7.0%
Aetna, Inc.	24,305	1,884,367
Centene Corp. (a)	3,648	262,984
Cigna Corp.	18,347	1,651,964
Health Net, Inc. (a)	5,328	219,460
Humana, Inc.	10,341	1,216,619
Magellan Health, Inc. (a)	1,824	105,062
Molina Healthcare, Inc. (a)	2,020	82,517
Triple-S Management Corp. Class B (a)	1,523	26,318
UnitedHealth Group, Inc.	66,263	5,370,616
Universal American Corp.	2,580	20,485
WellCare Health Plans, Inc. (a)	1,856	115,777
WellPoint, Inc.	18,928	2,078,484

		13,034,653

TOTAL HEALTH CARE PROVIDERS & SERVICES		32,261,831

	Shares	Value
HEALTH CARE TECHNOLOGY – 1.2%
Health Care Technology – 1.2%
Allscripts Healthcare Solutions, Inc. (a)	11,383	$181,217
athenahealth, Inc. (a)	2,487	309,383
Cerner Corp. (a)	20,784	1,147,277
Computer Programs & Systems, Inc.	729	47,983
HealthStream, Inc. (a)	1,452	36,242
HMS Holdings Corp. (a)	5,841	107,533
MedAssets, Inc. (a)	4,139	87,912
Medidata Solutions, Inc. (a)	3,459	155,102
Omnicell, Inc. (a)	2,366	64,828
Quality Systems, Inc.	3,075	47,693
Veeva Systems, Inc. Class A (a)	1,815	43,197
Vocera Communications, Inc. (a)	1,330	16,718

TOTAL HEALTH CARE TECHNOLOGY		2,245,085

LIFE SCIENCES TOOLS & SERVICES – 4.8%
Life Sciences Tools & Services – 4.8%
Accelerate Diagnostics, Inc. (a)	1,657	30,124
Affymetrix, Inc. (a)	4,906	42,192
Agilent Technologies, Inc.	22,375	1,255,014
Albany Molecular Research, Inc. (a)	1,647	31,359
Bio-Rad Laboratories, Inc. Class A (a)	1,327	152,592
Bruker Corp. (a)	7,863	178,726
Cambrex Corp. (a)	2,064	43,488
Charles River Laboratories International, Inc. (a)	3,201	173,526
Covance, Inc. (a)	3,778	317,050
Fluidigm Corp. (a)	1,717	49,158
Illumina, Inc. (a)	8,595	1,374,426
Luminex Corp. (a)	2,486	45,245
Mettler-Toledo International, Inc. (a)	1,977	508,366
PAREXEL International Corp. (a)	3,774	202,135
PerkinElmer, Inc.	7,526	347,852
Quintiles Transnational Holdings, Inc. (a)	3,905	214,502
Sequenom, Inc. (a)	7,775	29,156
Techne Corp.	2,465	230,034
Thermo Fisher Scientific, Inc.	26,243	3,188,524
Waters Corp. (a)	5,689	588,470

TOTAL LIFE SCIENCES TOOLS & SERVICES		9,001,939

PERSONAL PRODUCTS – 0.1%
Personal Products – 0.1%
Prestige Brands Holdings, Inc. (a)	3,472	106,938

PHARMACEUTICALS – 38.7%
Pharmaceuticals – 38.7%
AbbVie, Inc.	106,407	5,569,342
AcelRx Pharmaceuticals, Inc. (a)	1,669	11,616
Actavis PLC (a)	17,684	3,788,974
Akorn, Inc. (a)	4,857	164,798
Allergan, Inc.	19,996	3,316,537

See accompanying notes which are an integral part of the financial statements.

Annual Report	46

Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Aratana Therapeutics, Inc. (a)	1,284	$14,805
Auxilium Pharmaceuticals, Inc. (a)	3,127	62,603
AVANIR Pharmaceuticals, Inc. Class A (a)	10,216	53,225
Bristol-Myers Squibb Co.	110,542	5,595,636
Depomed, Inc. (a)	3,870	38,506
Eli Lilly & Co.	67,503	4,121,733
Endo International PLC (a)	9,505	637,595
Endocyte, Inc. (a)	83	551
Furiex Pharmaceuticals, Inc.	373	3,644
Horizon Pharma, Inc. (a)	2,987	25,389
Hospira, Inc. (a)	11,119	616,771
Impax Laboratories, Inc. (a)	4,405	103,033
Intra-Cellular Therapies, Inc. (a)	1,285	18,620
Jazz Pharmaceuticals PLC (a)	3,492	487,937
Johnson & Johnson	189,471	18,964,152
Mallinckrodt PLC (a)	3,889	270,752
Merck & Co., Inc.	196,960	11,175,510
Mylan, Inc. (a)	24,977	1,233,114
Nektar Therapeutics (a)	8,506	89,738
Pacira Pharmaceuticals, Inc. (a)	2,160	198,720
Perrigo Co. PLC	8,973	1,349,988
Pfizer, Inc.	427,517	12,269,738
Questcor Pharmaceuticals, Inc.	4,036	363,119
Relypsa, Inc. (a)	667	15,081
Repros Therapeutics, Inc. (a)	1,548	21,703
Revance Therapeutics, Inc. (a)	817	25,066
Sagent Pharmaceuticals, Inc. (a)	1,399	35,647

	Shares	Value
Salix Pharmaceuticals Ltd. (a)	4,241	$559,430
Sciclone Pharmaceuticals, Inc. (a)	3,373	16,258
Sucampo Pharmaceuticals, Inc. Class A (a)	1,177	6,944
The Medicines Co. (a)	4,296	100,398
Theravance Biopharma, Inc. (a)	1,632	45,745
Vivus, Inc. (a)	6,216	29,961
XenoPort, Inc. (a)	4,013	17,216
Zoetis, Inc.	33,583	1,105,217

TOTAL PHARMACEUTICALS		72,524,812

TOTAL COMMON STOCKS (Cost $178,943,524)		186,900,234

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $268,776)	268,776	268,776

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $179,212,300)		187,169,010

NET OTHER ASSETS (LIABILITIES) – 0.1%		212,988

NET ASSETS – 100%		$187,381,998

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$186,900,234	$186,896,590	$—	$3,644
Money Market Funds	268,776	268,776	—	—

Total Investments in Securities:	$187,169,010	$187,165,366	$—	$3,644

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity MSCI Industrials Index ETF

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 21.9%
Aerospace & Defense – 21.9%
AAR Corp.	1,725	$46,402
Aerovironment, Inc. (a)	897	28,247
Alliant Techsystems, Inc.	1,390	180,603
American Science & Engineering, Inc.	364	22,859
Astronics Corp. (a)	526	30,508
B/E Aerospace, Inc. (a)	4,607	392,240
Cubic Corp.	996	43,685
Curtiss-Wright Corp.	1,876	119,145
DigitalGlobe, Inc. (a)	3,134	81,954
Engility Holdings, Inc. (a)	680	23,501
Esterline Technologies Corp. (a)	1,399	151,861
Exelis, Inc.	8,261	139,115
GenCorp, Inc. (a)	2,175	38,606
General Dynamics Corp.	12,715	1,484,731
HEICO Corp.	897	44,096
Hexcel Corp. (a)	4,309	160,510
Honeywell International, Inc.	32,582	2,992,005
Huntington Ingalls Industries, Inc.	2,127	193,387
Kratos Defense & Security Solutions, Inc. (a)	2,012	14,688
L-3 Communications Holdings, Inc.	3,755	394,125
Lockheed Martin Corp.	11,953	1,995,792
Moog, Inc. Class A (a)	1,828	120,685
National Presto Industries, Inc.	212	13,589
Northrop Grumman Corp.	9,010	1,110,663
Orbital Sciences Corp. (a)	2,625	67,384
Precision Castparts Corp.	6,343	1,451,278
Raytheon Co.	13,765	1,249,449
Rockwell Collins, Inc.	5,322	389,943
Spirit Aerosystems Holdings, Inc. Class A (a)	5,173	168,485
Taser International, Inc. (a)	2,250	27,135
Teledyne Technologies, Inc. (a)	1,553	141,634
Textron, Inc.	12,351	449,206
The Boeing Co.	30,899	3,722,711
The KEYW Holding Corp. (a)	1,363	17,855
TransDigm Group, Inc.	2,201	369,592
Triumph Group, Inc.	2,289	145,008
United Technologies Corp.	38,041	4,000,011

TOTAL AEROSPACE & DEFENSE		22,022,688

AIR FREIGHT & LOGISTICS – 6.0%
Air Freight & Logistics – 6.0%
Air Transport Services Group, Inc. (a)	750	5,752
Atlas Air Worldwide Holdings, Inc. (a)	300	10,266
CH Robinson Worldwide, Inc.	6,486	437,546
Echo Global Logistics, Inc. (a)	769	16,926
Expeditors International of Washington, Inc.	8,859	382,532
FedEx Corp.	12,970	1,905,034
Forward Air Corp.	1,350	60,439

	Shares	Value
Hub Group, Inc. Class A (a)	1,600	$73,888
Park-Ohio Holdings Corp.	357	21,191
United Parcel Service, Inc. Class B	31,127	3,022,120
UTi Worldwide, Inc. (a)	4,142	39,183
XPO Logistics, Inc. (a)	2,312	71,418

TOTAL AIR FREIGHT & LOGISTICS		6,046,295

AIRLINES – 1.2%
Airlines – 1.2%
Alaska Air Group, Inc.	1,514	66,571
Allegiant Travel Co.	210	24,730
American Airlines Group, Inc.	7,887	306,410
Delta Air Lines, Inc.	9,271	347,292
Hawaiian Holdings, Inc. (a)	600	8,358
Republic Airways Holdings, Inc. (a)	525	5,218
SkyWest, Inc.	600	6,414
Southwest Airlines Co.	7,657	216,540
Spirit Airlines, Inc. (a)	805	52,663
United Continental Holdings, Inc. (a)	4,075	189,039

TOTAL AIRLINES		1,223,235

AUTO COMPONENTS – 0.2%
Auto Parts & Equipment – 0.2%
Allison Transmission Holdings, Inc.	6,565	192,223

BUILDING PRODUCTS – 1.9%
Building Products – 1.9%
AAON, Inc.	1,904	37,356
Allegion PLC	4,179	214,926
American Woodmark Corp. (a)	543	15,964
AO Smith Corp.	3,403	158,920
Apogee Enterprises, Inc.	1,275	41,374
Armstrong World Industries, Inc. (a)	2,035	99,064
Builders FirstSource, Inc. (a)	2,175	12,919
Continental Building Products, Inc. (a)	661	8,718
Fortune Brands Home & Security, Inc.	7,230	273,222
Gibraltar Industries, Inc. (a)	1,275	18,730
Griffon Corp.	1,695	18,255
Insteel Industries, Inc.	750	13,762
Lennox International, Inc.	2,041	174,138
Masco Corp.	15,577	324,002
NCI Building Systems, Inc. (a)	1,280	21,453
Owens Corning	4,624	157,447
Patrick Industries, Inc. (a)	344	14,328
PGT, Inc. (a)	1,968	18,224
Ply Gem Holdings, Inc. (a)	899	7,489
Quanex Building Products Corp.	1,650	28,198
Simpson Manufacturing Co., Inc.	1,800	54,738
Trex Co., Inc. (a)	1,398	39,354
Universal Forest Products, Inc.	881	38,570
USG Corp. (a)	3,908	103,367

TOTAL BUILDING PRODUCTS		1,894,518

See accompanying notes which are an integral part of the financial statements.

Annual Report	48

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 6.1%
Commercial Printing – 0.3%
Deluxe Corp.	2,198	$120,912
Ennis, Inc.	1,200	17,016
InnerWorkings, Inc. (a)	1,458	11,883
Multi-Color Corp.	597	23,504
Quad/Graphics, Inc.	1,074	22,683
RR Donnelley & Sons Co.	8,690	150,858

		346,856

Diversified Support Services – 1.3%
Cintas Corp.	4,455	278,883
Civeo Corp. (a)	4,205	106,807
Copart, Inc. (a)	4,950	165,231
G&K Services, Inc. Class A	884	42,512
Healthcare Services Group, Inc.	2,927	76,512
Iron Mountain, Inc.	7,125	238,759
KAR Auction Services, Inc.	6,079	178,175
McGrath RentCorp	1,050	36,277
Mobile Mini, Inc.	2,038	76,955
Performant Financial Corp. (a)	1,472	14,116
UniFirst Corp.	665	64,645
Viad Corp.	916	19,438

		1,298,310

Environmental & Facilities Services – 2.6%
ABM Industries, Inc.	2,320	57,095
Ceco Environmental Corp.	880	11,950
Clean Harbors, Inc. (a)	2,516	144,997
Covanta Holding Corp.	5,175	105,674
Republic Services, Inc.	12,608	478,221
Rollins, Inc.	2,858	80,910
SP Plus Corp. (a)	908	17,797
Stericycle, Inc. (a)	3,722	437,893
Team, Inc. (a)	836	33,114
Tetra Tech, Inc.	2,851	69,222
US Ecology, Inc.	895	40,508
Waste Connections, Inc.	5,130	242,854
Waste Management, Inc.	19,294	866,108

		2,586,343

Office Services & Supplies – 0.7%
ACCO Brands Corp. (a)	5,025	33,266
Herman Miller, Inc.	2,563	74,942
HNI Corp.	1,958	69,196
Interface, Inc.	2,925	46,361
Kimball International, Inc. Class B	1,275	20,107
Knoll, Inc.	2,100	35,301
MSA Safety, Inc.	1,370	70,939
Pitney Bowes, Inc.	8,856	239,643
Steelcase, Inc. Class A	4,030	60,853
United Stationers, Inc.	1,737	67,013
West Corp.	1,122	28,914

		746,535

	Shares	Value
Security & Alarm Services – 1.2%
The ADT Corp.	7,998	$278,330
The Brink’s Co.	2,019	54,190
Tyco International Ltd.	20,112	867,833

		1,200,353

TOTAL COMMERCIAL SERVICES & SUPPLIES		6,178,397

CONSTRUCTION & ENGINEERING – 2.5%
Construction & Engineering – 2.5%
AECOM Technology Corp. (a)	3,899	132,371
Aegion Corp. (a)	1,638	37,527
Ameresco, Inc. Class A (a)	775	5,828
Argan, Inc.	426	14,441
Chicago Bridge & Iron Co. N.V.	4,231	250,983
Comfort Systems USA, Inc.	1,650	24,585
Dycom Industries, Inc. (a)	1,503	42,264
EMCOR Group, Inc.	2,934	120,089
Fluor Corp.	7,026	511,985
Foster Wheeler AG	4,348	143,310
Furmanite Corp. (a)	1,650	15,098
Granite Construction, Inc.	1,598	52,015
Great Lakes Dredge & Dock Corp. (a)	2,475	17,869
Jacobs Engineering Group, Inc. (a)	5,777	293,529
KBR, Inc.	6,454	133,340
Layne Christensen Co. (a)	825	8,951
MasTec, Inc. (a)	2,712	73,739
MYR Group, Inc. (a)	900	22,329
Northwest Pipe Co. (a)	396	14,197
Orion Marine Group, Inc. (a)	1,200	12,972
Pike Corp. (a)	1,326	10,688
Primoris Services Corp.	1,696	40,500
Quanta Services, Inc. (a)	9,320	312,127
Tutor Perini Corp. (a)	1,725	46,972
URS Corp.	3,168	181,431

TOTAL CONSTRUCTION & ENGINEERING		2,519,140

DIVERSIFIED CONSUMER SERVICES – 0.1%
Specialized Consumer Services – 0.1%
Hillenbrand, Inc.	2,802	84,200

ELECTRICAL EQUIPMENT – 7.2%
Electrical Components & Equipment – 6.9%
Acuity Brands, Inc.	1,883	201,989
AMETEK, Inc.	10,700	520,983
Brady Corp. Class A	2,100	54,915
Eaton Corp. PLC	20,790	1,412,057
Emerson Electric Co.	30,747	1,957,047
Encore Wire Corp.	884	37,075
EnerSys, Inc.	2,069	131,237
Enphase Energy, Inc. (a)	925	9,527
Franklin Electric Co., Inc.	1,753	64,247

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity MSCI Industrials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
FuelCell Energy, Inc. (a)	9,765	$24,217
Generac Holdings, Inc. (a)	3,000	130,200
General Cable Corp.	2,175	48,350
GrafTech International Ltd. (a)	5,325	44,730
Hubbell, Inc. Class B	2,284	267,091
Plug Power, Inc. (a)	6,399	34,683
Polypore International, Inc. (a)	1,952	84,131
Powell Industries, Inc.	438	25,584
Preformed Line Products Co.	132	7,153
Regal-Beloit Corp.	1,976	138,893
Rockwell Automation, Inc.	6,073	678,111
Roper Industries, Inc.	4,355	627,425
Sensata Technologies Holding N.V. (a)	6,984	322,940
SolarCity Corp. (a)	1,634	116,880
Thermon Group Holdings, Inc. (a)	1,395	34,010
Vicor Corp. (a)	825	6,501

		6,979,976

Heavy Electrical Equipment – 0.3%
AZZ, Inc.	1,125	49,095
Capstone Turbine Corp. (a)	14,946	20,775
Power Solutions International, Inc. (a)	208	12,705
PowerSecure International, Inc. (a)	942	9,260
The Babcock & Wilcox Co.	4,812	149,364

		241,199

TOTAL ELECTRICAL EQUIPMENT		7,221,175

INDUSTRIAL CONGLOMERATES – 17.1%
Industrial Conglomerates – 17.1%
3M Co.	27,532	3,878,984
Carlisle Cos., Inc.	2,806	224,536
Danaher Corp.	27,499	2,031,626
General Electric Co.	438,528	11,028,979
Raven Industries, Inc.	1,564	43,589

TOTAL INDUSTRIAL CONGLOMERATES		17,207,714

MACHINERY – 18.7%
Construction & Farm Machinery & Heavy Trucks – 8.6%
AGCO Corp.	3,879	188,946
Alamo Group, Inc.	302	14,354
American Railcar Industries, Inc.	431	29,489
Astec Industries, Inc.	834	32,418
Caterpillar, Inc.	27,909	2,811,832
Commercial Vehicle Group, Inc. (a)	1,125	10,305
Cummins, Inc.	7,766	1,082,503
Deere & Co.	15,364	1,307,630
Douglas Dynamics, Inc.	975	16,283
Federal Signal Corp.	2,775	40,126
FreightCar America, Inc.	525	11,330

	Shares	Value
Greenbrier Cos., Inc.	1,176	$75,793
Joy Global, Inc.	4,413	261,514
Lindsay Corp.	577	46,708
Meritor, Inc. (a)	4,075	51,223
Navistar International Corp. (a)	2,149	75,580
Oshkosh Corp.	3,687	170,413
PACCAR, Inc.	15,489	964,500
Terex Corp.	4,829	166,649
The Manitowoc Co., Inc.	5,882	156,226
The Toro Co.	2,492	147,850
Titan International, Inc.	2,346	35,002
Trinity Industries, Inc.	6,778	295,792
Twin Disc, Inc.	375	10,815
Wabash National Corp. (a)	3,000	40,830
WABCO Holdings, Inc. (a)	2,542	247,794
Wabtec Corp.	4,188	337,888

		8,629,793

Industrial Machinery – 10.1%
Actuant Corp. Class A	3,014	97,292
Albany International Corp. Class A	1,257	45,051
Altra Industrial Motion Corp.	1,200	37,620
Barnes Group, Inc.	2,014	68,980
Blount International, Inc. (a)	1,845	24,096
Briggs & Stratton Corp.	2,100	38,493
Chart Industries, Inc. (a)	1,316	100,082
CIRCOR International, Inc.	682	49,015
CLARCOR, Inc.	2,195	130,186
Colfax Corp. (a)	3,369	212,146
Columbus McKinnon Corp.	825	19,181
Crane Co.	2,033	139,484
Donaldson Co., Inc.	6,077	235,727
Dover Corp.	7,455	639,341
Dynamic Materials Corp.	600	12,288
EnPro Industries, Inc. (a)	921	63,015
ESCO Technologies, Inc.	1,134	38,046
Flowserve Corp.	6,019	445,647
Global Brass & Copper Holdings, Inc.	909	13,799
Graco, Inc.	2,679	198,648
Harsco Corp.	3,525	89,077
Hyster-Yale Materials Handling, Inc.	390	31,239
IDEX Corp.	3,525	267,266
Illinois Tool Works, Inc.	17,659	1,454,572
Ingersoll-Rand PLC	12,146	714,063
ITT Corp.	3,989	183,374
John Bean Technologies Corp.	1,275	33,214
Kadant, Inc.	466	17,773
Kennametal, Inc.	3,448	145,781
LB Foster Co. Class A	448	20,899
Lincoln Electric Holdings, Inc.	3,362	223,371
Mueller Industries, Inc.	2,484	69,130
Mueller Water Products, Inc. Class A	6,975	54,056
Nordson Corp.	2,664	200,253

See accompanying notes which are an integral part of the financial statements.

Annual Report	50

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Pall Corp.	4,843	$375,187
Parker Hannifin Corp.	6,515	748,899
Pentair PLC	8,618	552,155
Proto Labs, Inc. (a)	949	76,869
RBC Bearings, Inc.	1,003	55,646
Rexnord Corp. (a)	3,330	89,610
Snap-on, Inc.	2,533	304,467
SPX Corp.	1,670	165,547
Standex International Corp.	554	36,536
Stanley Black & Decker, Inc.	6,470	565,802
Sun Hydraulics Corp.	982	35,823
Tennant Co.	769	56,099
The ExOne Co. (a)	461	15,079
The Middleby Corp. (a)	2,526	184,044
Timken Co.	3,266	144,684
Trimas Corp. (a)	1,950	61,776
Valmont Industries, Inc.	1,118	162,814
Watts Water Technologies, Inc. Class A	1,200	70,152
Woodward, Inc.	2,651	132,444
Xylem, Inc.	8,090	285,496

		10,231,334

TOTAL MACHINERY		18,861,127

MARINE – 0.3%
Marine – 0.3%
Kirby Corp. (a)	2,232	259,939
Matson, Inc.	450	12,127

TOTAL MARINE		272,066

PROFESSIONAL SERVICES – 3.7%
Human Resource & Employment Services – 1.2%
Barrett Business Services, Inc.	306	17,466
CDI Corp.	675	9,362
Heidrick & Struggles International, Inc.	750	14,003
Insperity, Inc.	981	31,304
Kelly Services, Inc. Class A	1,280	20,403
Kforce, Inc.	1,295	25,758
Korn/Ferry International (a)	2,175	63,989
Manpowergroup, Inc.	3,478	270,901
On Assignment, Inc. (a)	2,130	57,531
Robert Half International, Inc.	6,027	293,214
Towers Watson & Co. Class A	3,090	315,242
TrueBlue, Inc. (a)	1,805	48,717
WageWorks, Inc. (a)	1,449	60,481

		1,228,371

Research & Consulting Services – 2.5%
Acacia Research Corp.	2,175	37,106
CBIZ, Inc. (a)	1,978	16,140
Equifax, Inc.	5,346	406,777

	Shares	Value
Exponent, Inc.	587	$41,724
FTI Consulting, Inc. (a)	1,800	66,528
Huron Consulting Group, Inc. (a)	1,040	62,858
ICF International, Inc. (a)	780	26,965
IHS, Inc. Class A (a)	2,968	389,906
Mistras Group, Inc. (a)	750	15,840
Navigant Consulting, Inc. (a)	2,117	34,549
Nielsen N.V.	13,240	610,496
Pendrell Corp. (a)	5,006	7,359
Resources Connection, Inc.	1,761	26,591
RPX Corp. (a)	1,942	30,295
The Advisory Board Co. (a)	1,575	78,971
The Corporate Executive Board Co.	1,491	92,546
The Dun & Bradstreet Corp.	1,616	177,808
Verisk Analytics, Inc. Class A (a)	6,565	394,163

		2,516,622

TOTAL PROFESSIONAL SERVICES		3,744,993

ROAD & RAIL – 9.6%
Railroads – 7.3%
CSX Corp.	44,084	1,318,993
Genesee & Wyoming, Inc. Class A (a)	2,272	226,587
Kansas City Southern	4,825	526,214
Norfolk Southern Corp.	13,554	1,377,900
Union Pacific Corp.	39,812	3,913,918

		7,363,612

Trucking – 2.3%
AMERCO	343	90,264
ArcBest Corp.	1,060	33,634
Avis Budget Group, Inc. (a)	4,696	263,868
Celadon Group, Inc.	975	20,709
Con-way, Inc.	2,483	122,536
Heartland Express, Inc.	2,116	47,504
Hertz Global Holdings, Inc. (a)	19,645	554,382
JB Hunt Transport Services, Inc.	4,107	317,307
Knight Transportation, Inc.	2,625	62,895
Landstar System, Inc.	1,992	131,731
Marten Transport Ltd.	1,125	22,770
Old Dominion Freight Line, Inc. (a)	2,818	178,887
Quality Distribution, Inc. (a)	1,125	15,019
Roadrunner Transportation Systems, Inc. (a)	1,233	30,997
Ryder System, Inc.	2,344	201,889
Saia, Inc. (a)	1,055	48,161
Swift Transportation Co. (a)	3,881	79,366
Universal Truckload Services, Inc.	297	7,214
Werner Enterprises, Inc.	2,076	51,028
YRC Worldwide, Inc. (a)	736	19,268

		2,299,429

TOTAL ROAD & RAIL		9,663,041

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Fidelity MSCI Industrials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – 3.2%
Trading Companies & Distributors – 3.2%
Aceto Corp.	1,204	$20,179
Air Lease Corp.	4,222	145,448
Aircastle Ltd.	2,837	50,924
Applied Industrial Technologies, Inc.	1,747	84,660
Beacon Roofing Supply, Inc. (a)	2,172	60,034
CAI International, Inc. (a)	750	14,317
DXP Enterprises, Inc. (a)	468	33,242
Fastenal Co.	12,316	546,215
GATX Corp.	1,903	117,986
H&E Equipment Services, Inc. (a)	1,392	50,363
HD Supply Holdings, Inc. (a)	4,646	118,101
Kaman Corp.	1,051	42,051
MRC Global, Inc. (a)	4,429	118,830
MSC Industrial Direct Co., Inc. Class A	2,086	177,915
NOW, Inc. (a)	4,691	151,003
Rush Enterprises, Inc. Class A (a)	1,275	44,918
Stock Building Supply Holdings, Inc. (a)	614	9,063
TAL International Group, Inc. (a)	1,419	62,720
Titan Machinery, Inc. (a)	825	12,095
United Rentals, Inc. (a)	4,228	447,745
Veritiv Corp. (a)	359	14,331
Watsco, Inc.	1,125	100,766
WESCO International, Inc. (a)	1,927	151,250
WW Grainger, Inc.	2,708	636,786

TOTAL TRADING COMPANIES & DISTRIBUTORS		3,210,942

	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.2%
Airport Services – 0.2%
Macquarie Infrastructure Co. LLC	2,763	$192,636
Wesco Aircraft Holdings, Inc. (a)	3,023	57,286

TOTAL TRANSPORTATION INFRASTRUCTURE		249,922

TOTAL COMMON STOCKS (Cost $105,145,991)		100,591,676

Money Market Funds – 0.0%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $37,937)	37,937	37,937

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $105,183,928)		100,629,613

NET OTHER ASSETS (LIABILITIES) – 0.1%		76,199

NET ASSETS – 100%		$100,705,812

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$100,591,676	$100,591,676	$—	$—
Money Market Funds	37,937	37,937	—	—

Total Investments in Securities:	$100,629,613	$100,629,613	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	52

Fidelity MSCI Information Technology Index ETF

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 0.0%
Diversified Support Services – 0.0%
EnerNOC, Inc. (a)	1,169	$20,948

COMMUNICATIONS EQUIPMENT – 8.5%
Communications Equipment – 8.5%
ADTRAN, Inc.	2,623	58,336
ARRIS Group, Inc. (a)	5,435	185,714
Aruba Networks, Inc. (a)	4,708	84,085
Black Box Corp.	744	15,401
Brocade Communications Systems, Inc.	19,613	180,636
CalAmp Corp. (a)	1,494	25,413
Calix, Inc. (a)	1,612	14,975
Ciena Corp. (a)	4,695	91,693
Cisco Systems, Inc.	231,563	5,842,335
CommScope Holding Co., Inc. (a)	3,762	92,696
Comtech Telecommunications Corp.	744	25,147
Digi International, Inc. (a)	1,240	10,242
EchoStar Corp. Class A (a)	1,952	98,966
Emulex Corp. (a)	3,245	19,081
Extreme Networks, Inc. (a)	4,454	20,934
F5 Networks, Inc. (a)	3,385	381,117
Finisar Corp. (a)	4,342	85,668
Harmonic, Inc. (a)	4,588	27,528
Harris Corp.	4,786	326,740
Infinera Corp. (a)	5,460	50,232
InterDigital, Inc.	1,842	81,214
Ixia (a)	2,506	26,814
JDS Uniphase Corp. (a)	10,610	125,941
Juniper Networks, Inc. (a)	22,511	529,909
Motorola Solutions, Inc.	10,264	653,612
NETGEAR, Inc. (a)	1,633	51,129
Oplink Communications, Inc. (a)	868	16,544
Palo Alto Networks, Inc. (a)	2,328	188,242
Parkervision, Inc. (a)	4,604	5,755
Plantronics, Inc.	1,909	89,666
Polycom, Inc. (a)	6,144	78,766
QUALCOMM, Inc.	76,019	5,602,600
Riverbed Technology, Inc. (a)	6,776	121,290
Ruckus Wireless, Inc. (a)	2,745	35,438
ShoreTel, Inc. (a)	2,941	18,175
Sonus Networks, Inc. (a)	10,061	35,515
Ubiquiti Networks, Inc. (a)	991	37,886
ViaSat, Inc. (a)	1,961	114,660

TOTAL COMMUNICATIONS EQUIPMENT		15,450,095

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.2%
Electronic Components – 1.5%
Aeroflex Holding Corp. (a)	1,207	12,746
Amphenol Corp. Class A	7,103	683,095
AVX Corp.	2,233	30,369
Belden, Inc.	1,970	133,763

	Shares	Value
Corning, Inc.	62,527	$1,228,656
Dolby Laboratories, Inc. Class A (a)	2,215	98,878
DTS, Inc. (a)	751	13,586
II-VI, Inc. (a)	2,371	32,530
InvenSense, Inc. (a)	3,380	77,774
Knowles Corp. (a)	3,839	111,638
Littelfuse, Inc.	998	86,746
Rogers Corp. (a)	836	47,953
Universal Display Corp. (a)	1,897	58,162
Vishay Intertechnology, Inc.	6,103	89,897

		2,705,793

Electronic Equipment & Instruments – 0.6%
Badger Meter, Inc.	620	30,938
Checkpoint Systems, Inc. (a)	1,860	22,766
Cognex Corp. (a)	3,720	152,446
Coherent, Inc. (a)	1,116	65,743
Control4 Corp. (a)	545	9,161
Daktronics, Inc.	1,612	17,893
Electro Scientific Industries, Inc.	1,364	8,157
FARO Technologies, Inc. (a)	754	38,175
FEI Co.	1,909	146,229
FLIR Systems, Inc.	6,345	211,162
GSI Group, Inc. (a)	1,364	15,727
Itron, Inc. (a)	1,764	63,469
MTS Systems Corp.	714	47,124
National Instruments Corp.	4,590	146,146
Newport Corp. (a)	1,736	30,050
OSI Systems, Inc. (a)	868	57,548
RealD, Inc. (a)	1,982	20,950
Rofin-Sinar Technologies, Inc. (a)	1,240	27,069
Vishay Precision Group, Inc. (a)	620	8,947

		1,119,700

Electronic Manufacturing Services – 1.4%
Benchmark Electronics, Inc. (a)	2,404	58,056
CTS Corp.	1,364	23,720
Fabrinet (a)	1,371	25,501
Flextronics International Ltd. (a)	27,241	283,034
IPG Photonics Corp. (a)	1,500	101,025
Jabil Circuit, Inc.	8,303	165,728
Kemet Corp. (a)	2,108	10,392
Maxwell Technologies, Inc. (a)	1,292	14,057
Measurement Specialties, Inc. (a)	730	62,773
Mercury Systems, Inc. (a)	1,488	16,442
Methode Electronics, Inc.	1,612	51,552
Multi-Fineline Electronix, Inc. (a)	496	4,841
Park Electrochemical Corp.	863	24,302
Plexus Corp. (a)	1,516	59,624
Sanmina Corp. (a)	3,690	85,940
TE Connectivity Ltd.	18,430	1,140,633
Trimble Navigation Ltd. (a)	11,661	360,325
TTM Technologies, Inc. (a)	2,480	18,625

		2,506,570

See accompanying notes which are an integral part of the financial statements.

53	Annual Report

Fidelity MSCI Information Technology Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – continued
Technology Distributors – 0.7%
Agilysys, Inc. (a)	723	$9,507
Anixter International, Inc.	1,240	106,603
Arrow Electronics, Inc. (a)	4,487	260,022
Avnet, Inc.	6,197	262,319
CDW Corp.	3,881	119,884
Electro Rent Corp.	741	11,300
Ingram Micro, Inc. Class A (a)	6,943	199,264
Insight Enterprises, Inc. (a)	1,873	49,204
PC Connection, Inc.	490	10,011
ScanSource, Inc. (a)	1,254	44,906
SYNNEX Corp. (a)	1,265	81,592
Tech Data Corp. (a)	1,718	107,873

		1,262,485

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		7,594,548

INTERNET SOFTWARE & SERVICES – 16.9%
Internet Software & Services – 16.9%
Akamai Technologies, Inc. (a)	8,045	474,816
Angie’s List, Inc. (a)	2,022	16,843
AOL, Inc. (a)	3,586	138,240
Bankrate, Inc. (a)	2,494	42,049
Bazaarvoice, Inc. (a)	2,362	17,502
Benefitfocus, Inc. (a)	467	17,998
Blucora, Inc. (a)	1,735	29,617
Brightcove, Inc. (a)	1,140	6,783
Carbonite, Inc. (a)	501	4,875
ChannelAdvisor Corp. (a)	898	20,591
comScore, Inc. (a)	1,391	50,340
Constant Contact, Inc. (a)	1,364	42,461
Conversant, Inc. (a)	2,852	66,651
Cornerstone OnDemand, Inc. (a)	2,146	89,789
CoStar Group, Inc. (a)	1,431	205,678
Cvent, Inc. (a)	666	18,189
Dealertrack Technologies, Inc. (a)	1,984	74,539
Demand Media, Inc. (a)	2,184	11,859
Demandware, Inc. (a)	1,361	81,987
Dice Holdings, Inc. (a)	1,860	17,038
Digital River, Inc. (a)	1,368	19,549
E2open, Inc. (a)	896	14,497
EarthLink Holdings Corp.	4,712	18,565
eBay, Inc. (a)	55,292	2,919,418
Endurance International Group Holdings, Inc. (a)	2,363	32,208
Envestnet, Inc. (a)	1,276	55,646
Equinix, Inc. (a)	2,220	476,234
Facebook, Inc. Class A (a)	84,372	6,129,626
Gogo, Inc. (a)	2,324	37,672
Google, Inc. Class A (a)	12,626	7,317,398
Google, Inc. Class C (a)	12,864	7,353,062

	Shares	Value
IAC/InterActiveCorp	3,435	$230,832
Internap Network Services Corp. (a)	2,232	16,093
IntraLinks Holdings, Inc. (a)	1,834	14,709
j2 Global, Inc.	2,028	99,210
LinkedIn Corp. Class A (a)	4,660	841,782
Liquidity Services, Inc. (a)	1,222	16,485
LivePerson, Inc. (a)	2,232	26,293
LogMeIn, Inc. (a)	1,071	43,600
Marchex, Inc.	1,522	16,742
Marin Software, Inc. (a)	812	7,446
Marketo, Inc. (a)	821	22,454
MercadoLibre, Inc.	1,493	138,103
Millennial Media, Inc. (a)	2,037	7,028
Monster Worldwide, Inc. (a)	4,082	26,533
Move, Inc. (a)	1,730	25,258
NIC, Inc.	2,732	46,089
Pandora Media, Inc. (a)	7,561	189,932
Perficient, Inc. (a)	1,555	26,419
QuinStreet, Inc. (a)	1,789	8,927
Rackspace Hosting, Inc. (a)	5,446	164,959
RealNetworks, Inc. (a)	1,116	8,392
Rocket Fuel, Inc. (a)	578	15,265
SciQuest, Inc. (a)	1,244	19,145
Shutterstock, Inc. (a)	539	42,010
SPS Commerce, Inc. (a)	725	38,679
Stamps.com, Inc. (a)	648	20,496
Textura Corp. (a)	915	22,848
Travelzoo, Inc. (a)	361	6,224
Trulia, Inc. (a)	1,238	74,936
Twitter, Inc. (a)	5,305	239,733
VeriSign, Inc. (a)	5,702	308,193
VistaPrint N.V. (a)	1,344	66,205
Web.com Group, Inc. (a)	2,209	58,649
WebMD Health Corp. (a)	1,590	79,230
XO Group, Inc. (a)	1,134	12,667
Xoom Corp. (a)	1,037	22,461
Yahoo!, Inc. (a)	43,155	1,545,381
Yelp, Inc. (a)	2,694	180,929
Zillow, Inc. Class A (a)	1,259	180,704

TOTAL INTERNET SOFTWARE & SERVICES		30,712,761

IT SERVICES – 16.5%
Data Processing & Outsourced Services – 9.1%
Alliance Data Systems Corp. (a)	2,389	626,611
Automatic Data Processing, Inc.	21,666	1,761,662
Blackhawk Network Holdings, Inc. Class B (a)	1,839	51,290
Broadridge Financial Solutions, Inc.	5,346	215,818
Cardtronics, Inc. (a)	2,002	77,197
Cass Information Systems, Inc.	407	18,368
Computer Sciences Corp.	6,545	408,342
Convergys Corp.	4,582	88,845

See accompanying notes which are an integral part of the financial statements.

Annual Report	54

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
CoreLogic, Inc. (a)	3,935	$107,032
CSG Systems International, Inc.	1,592	41,456
DST Systems, Inc.	1,609	144,923
Euronet Worldwide, Inc. (a)	2,180	109,087
EVERTEC, Inc.	2,967	66,342
ExlService Holdings, Inc. (a)	1,456	40,841
Fidelity National Information Services, Inc.	13,052	736,133
Fiserv, Inc. (a)	11,429	704,826
FleetCor Technologies, Inc. (a)	3,340	443,519
Global Cash Access Holdings, Inc. (a)	2,867	23,997
Global Payments, Inc.	3,229	223,673
Heartland Payment Systems, Inc.	1,629	77,377
Higher One Holdings, Inc. (a)	1,240	5,183
Jack Henry & Associates, Inc.	3,844	224,297
Mastercard, Inc. Class A	46,174	3,423,802
MAXIMUS, Inc.	3,024	125,073
MoneyGram International, Inc. (a)	1,389	20,071
Paychex, Inc.	14,759	605,267
Sykes Enterprises, Inc. (a)	1,743	36,080
Syntel, Inc. (a)	751	64,864
TeleTech Holdings, Inc. (a)	881	24,254
The Western Union Co.	24,602	429,797
Total System Services, Inc.	7,577	242,464
Vantiv, Inc. Class A (a)	6,349	208,120
VeriFone Systems, Inc. (a)	4,979	166,846
Visa, Inc. Class A	22,671	4,783,808
WEX, Inc. (a)	1,752	189,076

		16,516,341

IT Consulting & Other Services – 7.4%
Accenture PLC Class A	28,637	2,270,341
Acxiom Corp. (a)	3,371	61,757
Booz Allen Hamilton Holding Corp.	2,952	65,652
CACI International, Inc. Class A (a)	951	65,610
CIBER, Inc. (a)	3,224	11,252
Cognizant Technology Solutions Corp. Class A (a)	27,323	1,340,193
Computer Task Group, Inc.	613	8,778
EPAM Systems, Inc. (a)	1,692	65,413
Forrester Research, Inc.	496	19,185
Gartner, Inc. (a)	4,127	282,369
iGATE Corp. (a)	1,605	57,266
International Business Machines Corp.	44,471	8,523,757
Leidos Holdings, Inc.	3,013	111,300
Lionbridge Technologies, Inc. (a)	3,031	17,368
ManTech International Corp. Class A	1,041	28,107
Sapient Corp. (a)	5,384	79,468
Science Applications International Corp.	1,996	83,373
ServiceSource International, Inc. (a)	3,224	14,282
Teradata Corp. (a)	7,152	301,528
Unisys Corp. (a)	2,324	49,478

	Shares	Value
Virtusa Corp. (a)	1,246	$38,975

		13,495,452

TOTAL IT SERVICES		30,011,793

OFFICE ELECTRONICS – 0.5%
Office Electronics – 0.5%
Xerox Corp.	50,560	670,426
Zebra Technologies Corp. Class A (a)	2,285	182,960

TOTAL OFFICE ELECTRONICS		853,386

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 12.8%
Semiconductor Equipment – 1.8%
Advanced Energy Industries, Inc. (a)	1,736	29,200
Amkor Technology, Inc. (a)	5,932	52,498
Applied Materials, Inc.	54,452	1,141,314
Brooks Automation, Inc.	2,976	30,296
Cabot Microelectronics Corp. (a)	1,089	43,767
Cohu, Inc.	1,116	12,443
Entegris, Inc. (a)	6,200	71,238
FormFactor, Inc. (a)	2,480	16,740
GT Advanced Technologies, Inc. (a)	5,975	82,694
KLA-Tencor Corp.	7,478	534,602
Kulicke & Soffa Industries, Inc. (a)	3,560	48,487
Lam Research Corp.	7,314	511,980
MKS Instruments, Inc.	2,373	75,414
Nanometrics, Inc. (a)	992	15,436
PDF Solutions, Inc. (a)	1,223	23,433
Photronics, Inc. (a)	2,728	21,742
Rudolph Technologies, Inc. (a)	1,380	12,710
SunEdison, Inc. (a)	11,424	228,480
Teradyne, Inc.	8,756	159,534
Tessera Technologies, Inc.	2,140	54,377
Ultratech, Inc. (a)	1,240	29,363
Veeco Instruments, Inc. (a)	1,761	61,124
Xcerra Corp. (a)	2,196	20,533

		3,277,405

Semiconductors – 11.0%
Advanced Micro Devices, Inc. (a)	27,897	109,077
Altera Corp.	14,262	466,653
Ambarella, Inc. (a)	974	27,866
Analog Devices, Inc.	14,069	698,244
Applied Micro Circuits Corp. (a)	3,343	27,914
Atmel Corp. (a)	19,220	157,604
Avago Technologies Ltd.	11,230	779,137
Broadcom Corp. Class A	23,876	913,496
Cavium, Inc. (a)	2,356	109,907
Ceva, Inc. (a)	992	14,116
Cirrus Logic, Inc. (a)	2,852	63,970
Cree, Inc. (a)	5,448	257,309
Cypress Semiconductor Corp. (a)	6,556	66,281
Diodes, Inc. (a)	1,661	42,356
Entropic Communications, Inc. (a)	3,844	10,725

See accompanying notes which are an integral part of the financial statements.

55	Annual Report

Fidelity MSCI Information Technology Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Exar Corp. (a)	1,954	$18,817
Fairchild Semiconductor International, Inc. (a)	5,704	86,815
First Solar, Inc. (a)	3,359	211,987
Freescale Semiconductor Ltd. (a)	4,604	92,172
Inphi Corp. (a)	1,005	15,336
Integrated Device Technology, Inc. (a)	6,394	91,818
Integrated Silicon Solution, Inc.	1,388	20,293
Intel Corp.	223,502	7,574,483
International Rectifier Corp. (a)	3,222	80,034
Intersil Corp. Class A	5,704	73,182
IXYS Corp.	1,116	12,745
Kopin Corp. (a)	2,852	9,782
Lattice Semiconductor Corp. (a)	5,208	35,623
Linear Technology Corp.	10,614	468,449
M/A-COM Technology Solutions Holdings, Inc. (a)	675	13,433
Magnachip Semiconductor Corp. (a)	1,505	21,085
Marvell Technology Group Ltd.	16,569	221,030
Maxim Integrated Products, Inc.	12,653	370,859
MaxLinear, Inc. Class A (a)	1,343	12,732
Mellanox Technologies Ltd. (a)	1,692	70,472
Micrel, Inc.	2,232	23,347
Microchip Technology, Inc.	8,992	404,820
Micron Technology, Inc. (a)	47,672	1,456,380
Microsemi Corp. (a)	4,216	101,100
Monolithic Power Systems, Inc.	1,646	67,881
NVE Corp. (a)	219	14,531
NVIDIA Corp.	25,569	447,458
OmniVision Technologies, Inc. (a)	2,480	55,552
ON Semiconductor Corp. (a)	19,940	170,686
PMC – Sierra, Inc. (a)	8,715	58,652
Power Integrations, Inc.	1,347	72,509
Rambus, Inc. (a)	4,836	55,662
RF Micro Devices, Inc. (a)	12,649	141,163
Semtech Corp. (a)	3,095	69,111
Silicon Image, Inc. (a)	3,472	17,325
Silicon Laboratories, Inc. (a)	1,860	75,758
Skyworks Solutions, Inc.	8,525	432,729
Spansion, Inc. Class A (a)	2,427	46,040
SunPower Corp. (a)	1,881	69,089
Synaptics, Inc. (a)	1,607	116,074
Texas Instruments, Inc.	48,766	2,255,428
TriQuint Semiconductor, Inc. (a)	6,978	125,464
Xilinx, Inc.	11,988	493,066

		20,015,627

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		23,293,032

	Shares	Value
SOFTWARE – 20.2%
Application Software – 5.6%
ACI Worldwide, Inc. (a)	5,205	$97,542
Actuate Corp. (a)	2,010	8,482
Adobe Systems, Inc. (a)	21,314	1,473,011
Advent Software, Inc.	1,842	59,791
ANSYS, Inc. (a)	4,146	318,993
Aspen Technology, Inc. (a)	4,186	181,840
Autodesk, Inc. (a)	10,042	535,741
Blackbaud, Inc.	2,052	75,329
Bottomline Technologies de, Inc. (a)	1,736	49,146
BroadSoft, Inc. (a)	1,229	29,988
Cadence Design Systems, Inc. (a)	13,020	219,127
Callidus Software, Inc. (a)	2,066	22,148
Citrix Systems, Inc. (a)	8,257	559,247
Compuware Corp.	9,796	89,144
Concur Technologies, Inc. (a)	2,165	201,258
Ebix, Inc.	1,370	17,207
Ellie Mae, Inc. (a)	1,221	35,067
Epiq Systems, Inc.	1,364	19,669
ePlus, Inc. (a)	283	15,477
FactSet Research Systems, Inc.	1,822	218,877
Fair Isaac Corp.	1,586	90,640
Guidance Software, Inc. (a)	744	5,759
Guidewire Software, Inc. (a)	3,020	122,310
Informatica Corp. (a)	4,948	156,951
Interactive Intelligence Group, Inc. (a)	731	33,165
Intuit, Inc.	12,085	990,607
Jive Software, Inc. (a)	1,810	14,335
Manhattan Associates, Inc. (a)	3,416	100,294
Mentor Graphics Corp.	4,340	85,715
MicroStrategy, Inc. Class A (a)	405	57,968
Monotype Imaging Holdings, Inc.	1,733	51,799
Net 1 UEPS Technologies, Inc. (a)	1,739	18,520
Netscout Systems, Inc. (a)	1,775	75,491
Nuance Communications, Inc. (a)	11,399	207,234
Pegasystems, Inc.	1,611	34,427
PROS Holdings, Inc. (a)	1,029	26,363
PTC, Inc. (a)	5,340	192,026
Qlik Technologies, Inc. (a)	4,068	107,639
RealPage, Inc. (a)	2,484	40,005
Salesforce.com, Inc. (a)	25,736	1,396,178
Seachange International, Inc. (a)	1,698	12,718
Silver Spring Networks, Inc. (a)	904	9,655
SolarWinds, Inc. (a)	3,074	126,464
Solera Holdings, Inc.	3,100	198,400
Splunk, Inc. (a)	4,815	226,401
SS&C Technologies Holdings, Inc. (a)	3,200	138,592
Synchronoss Technologies, Inc. (a)	1,488	60,130
Synopsys, Inc. (a)	6,947	262,388
Tangoe, Inc. (a)	1,585	21,873
Telenav, Inc. (a)	1,449	7,202
The Ultimate Software Group, Inc. (a)	1,210	163,241

See accompanying notes which are an integral part of the financial statements.

Annual Report	56

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
TIBCO Software, Inc. (a)	6,945	$134,039
TiVo, Inc. (a)	5,468	73,599
Tyler Technologies, Inc. (a)	1,413	128,201
Verint Systems, Inc. (a)	2,651	124,438
VirnetX Holding Corp. (a)	1,984	27,736
Vringo, Inc. (a)	3,472	11,319
Workday, Inc. Class A (a)	3,811	319,514

		10,080,420

Home Entertainment Software – 0.7%
Activision Blizzard, Inc.	22,469	502,856
Electronic Arts, Inc. (a)	13,902	467,107
Glu Mobile, Inc. (a)	3,883	21,784
Rosetta Stone, Inc. (a)	755	7,278
Take-Two Interactive Software, Inc. (a)	4,434	99,233
Zynga, Inc. Class A (a)	29,722	86,788

		1,185,046

Systems Software – 13.9%
CA, Inc.	15,107	436,290
CommVault Systems, Inc. (a)	2,007	96,376
FireEye, Inc. (a)	2,934	104,157
Fortinet, Inc. (a)	6,287	154,346
Gigamon, Inc. (a)	519	5,989
Imperva, Inc. (a)	903	20,020
Infoblox, Inc. (a)	2,258	27,367
MICROS Systems, Inc. (a)	3,210	217,092
Microsoft Corp.	354,473	15,299,055
NetSuite, Inc. (a)	1,531	129,079
Oracle Corp.	161,735	6,532,477
Progress Software Corp. (a)	2,080	48,214
Proofpoint, Inc. (a)	1,320	46,556
Qualys, Inc. (a)	835	19,948
Rally Software Development Corp. (a)	720	7,322
Red Hat, Inc. (a)	8,529	495,705
Rovi Corp. (a)	4,423	103,366
ServiceNow, Inc. (a)	5,715	336,042
Symantec Corp.	31,055	734,761
Tableau Software, Inc. Class A (a)	1,722	111,930
Varonis Systems, Inc. (a)	239	5,038
VASCO Data Security International, Inc. (a)	1,436	19,487
VMware, Inc. Class A (a)	3,825	380,052

		25,330,669

TOTAL SOFTWARE		36,596,135

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 20.3%
Computer Hardware – 16.8%
3D Systems Corp. (a)	4,703	$235,761
Apple, Inc.	280,669	26,823,536
Cray, Inc. (a)	1,736	46,039
Diebold, Inc.	2,728	102,791
Hewlett-Packard Co.	85,526	3,045,581
NCR Corp. (a)	7,458	230,825
Silicon Graphics International Corp. (a)	1,364	12,972
Super Micro Computer, Inc. (a)	1,635	42,788

		30,540,293

Computer Storage & Peripherals – 3.5%
Electronics For Imaging, Inc. (a)	2,108	92,900
EMC Corp.	91,063	2,668,146
Immersion Corp. (a)	1,246	17,008
Lexmark International, Inc. Class A	2,623	125,983
NetApp, Inc.	14,878	577,861
QLogic Corp. (a)	3,968	36,109
Quantum Corp. (a)	11,036	13,795
SanDisk Corp.	10,132	929,206
Seagate Technology PLC	14,794	866,928
Western Digital Corp.	10,086	1,006,885

		6,334,821

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		36,875,114

TOTAL COMMON STOCKS (Cost $171,779,251)		181,407,812

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $188,394)	188,394	188,394

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $171,967,645)		181,596,206

NET OTHER ASSETS (LIABILITIES) – 0.0%		14,927

NET ASSETS – 100%		$181,611,133

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

57	Annual Report

Fidelity MSCI Information Technology Index ETF

Investments – continued

Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$181,407,812	$181,407,812	$—	$—
Money Market Funds	188,394	188,394	—	—

Total Investments in Securities:	$181,596,206	$181,596,206	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	58

Fidelity MSCI Materials Index ETF

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 67.2%
Commodity Chemicals – 7.7%
Axiall Corp.	7,959	$340,884
Cabot Corp.	7,288	381,818
Calgon Carbon Corp. (a)	5,504	116,685
Hawkins, Inc.	1,088	37,264
Koppers Holdings, Inc.	2,323	83,698
Kronos Worldwide, Inc.	2,652	39,541
LyondellBasell Industries N.V. Class A	52,683	5,597,569
Tredegar Corp.	2,584	50,491
Tronox Ltd. Class A	7,062	187,426
Westlake Chemical Corp.	5,287	462,031

		7,297,407

Diversified Chemicals – 18.1%
Eastman Chemical Co.	17,291	1,362,185
EI du Pont de Nemours & Co.	105,201	6,765,476
FMC Corp.	15,074	983,126
Huntsman Corp.	23,327	607,668
LSB Industries, Inc. (a)	2,190	84,337
Olin Corp.	9,048	240,406
The Dow Chemical Co.	137,874	7,041,225

		17,084,423

Fertilizers & Agricultural Chemicals – 11.1%
American Vanguard Corp.	2,942	37,334
CF Industries Holdings, Inc.	6,293	1,575,390
Intrepid Potash, Inc. (a)	6,396	94,725
Monsanto Co.	59,523	6,731,456
The Mosaic Co.	36,651	1,689,978
The Scotts Miracle-Gro Co. Class A	5,298	281,853

		10,410,736

Industrial Gases – 8.8%
Air Products & Chemicals, Inc.	24,005	3,167,460
Airgas, Inc.	7,559	808,208
Praxair, Inc.	33,336	4,271,675

		8,247,343

Specialty Chemicals – 21.5%
A Schulman, Inc.	3,304	131,301
Advanced Emissions Solutions, Inc. (a)	2,356	50,395
Albemarle Corp.	9,021	553,348
Ashland, Inc.	8,390	878,013
Balchem Corp.	3,462	173,100
Celanese Corp.	17,803	1,036,313
Chemtura Corp. (a)	10,986	255,534
Cytec Industries, Inc.	3,852	388,474
Ecolab, Inc.	30,696	3,331,437
Ferro Corp. (a)	8,884	111,405
Flotek Industries, Inc. (a)	5,637	162,627
FutureFuel Corp.	2,722	42,899
HB Fuller Co.	5,699	254,460
Innophos Holdings, Inc.	2,542	153,613
Innospec, Inc.	2,773	111,502

	Shares	Value
International Flavors & Fragrances, Inc.	9,230	$932,138
Kraton Performance Polymers, Inc. (a)	3,740	77,081
Landec Corp. (a)	2,894	35,336
Minerals Technologies, Inc.	3,919	227,576
NewMarket Corp.	1,178	455,886
OM Group, Inc.	3,604	101,885
OMNOVA Solutions, Inc. (a)	5,372	43,352
Platform Specialty Products Corp. (a)	13,141	324,714
PolyOne Corp.	10,780	409,101
PPG Industries, Inc.	15,708	3,115,839
Quaker Chemical Corp.	1,503	106,127
Rayonier Advanced Materials, Inc. (a)	4,777	155,061
Rockwood Holdings, Inc.	8,389	662,228
RPM International, Inc.	15,111	667,604
Sensient Technologies Corp.	5,713	299,933
Sigma-Aldrich Corp.	13,547	1,360,390
Stepan Co.	2,288	110,099
The Sherwin-Williams Co.	9,668	1,993,832
The Valspar Corp.	9,217	691,736
WR Grace & Co. (a)	8,296	754,936
Zep, Inc.	2,235	34,844

		20,194,119

TOTAL CHEMICALS		63,234,028

CONSTRUCTION MATERIALS – 2.5%
Construction Materials – 2.5%
Eagle Materials, Inc.	5,382	488,793
Headwaters, Inc. (a)	8,364	89,411
Martin Marietta Materials, Inc.	6,406	795,817
United States Lime & Minerals, Inc.	255	14,693
Vulcan Materials Co.	14,811	935,019

TOTAL CONSTRUCTION MATERIALS		2,323,733

CONTAINERS & PACKAGING – 9.0%
Metal & Glass Containers – 3.7%
Aptargroup, Inc.	7,424	453,606
Ball Corp.	15,145	927,783
Berry Plastics Group, Inc. (a)	12,028	292,160
Crown Holdings, Inc. (a)	15,719	731,719
Greif, Inc. Class A	2,881	144,568
Myers Industries, Inc.	3,281	60,633
Owens-Illinois, Inc. (a)	18,672	582,380
Silgan Holdings, Inc.	5,053	248,709

		3,441,558

Paper Packaging – 5.3%
Avery Dennison Corp.	10,884	513,834
Bemis Co., Inc.	11,521	449,434
Graphic Packaging Holding Co. (a)	37,133	445,596
MeadWestvaco Corp.	19,818	828,392
Packaging Corp. of America	11,153	737,883
Rock Tenn Co. Class A	8,122	807,570

See accompanying notes which are an integral part of the financial statements.

59	Annual Report

Fidelity MSCI Materials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Sealed Air Corp.	23,184	$744,670
Sonoco Products Co.	11,590	453,633

		4,981,012

TOTAL CONTAINERS & PACKAGING		8,422,570

METALS & MINING – 17.1%
Aluminum – 2.4%
Alcoa, Inc.	122,217	2,003,137
Century Aluminum Co. (a)	6,093	114,548
Kaiser Aluminum Corp.	2,051	158,378

		2,276,063

Diversified Metals & Mining – 5.9%
Compass Minerals International, Inc.	3,792	326,188
Freeport-McMoRan, Inc.	117,758	4,382,953
Globe Specialty Metals, Inc.	6,777	128,966
Horsehead Holding Corp. (a)	5,734	107,398
Materion Corp.	2,244	72,503
Molycorp, Inc. (a)	21,943	45,861
RTI International Metals, Inc. (a)	3,265	81,168
US Silica Holdings, Inc.	6,081	341,874
Walter Energy, Inc.	7,185	41,314

		5,528,225

Gold – 2.1%
Allied Nevada Gold Corp. (a)	11,589	36,274
Gold Resource Corp.	4,369	23,068
Newmont Mining Corp.	56,471	1,406,693
Royal Gold, Inc.	7,304	551,963

		2,017,998

Precious Metals & Minerals – 0.6%
Coeur Mining, Inc. (a)	11,793	91,986
Hecla Mining Co.	38,832	122,709
McEwen Mining, Inc. (a)	25,325	72,176
Stillwater Mining Co. (a)	13,583	243,136

		530,007

Steel – 6.1%
AK Steel Holding Corp. (a)	15,572	141,705
Allegheny Technologies, Inc.	12,336	464,450
AM Castle & Co. (a)	1,864	15,434
Carpenter Technology Corp.	6,038	326,897
Cliffs Natural Resources, Inc.	16,561	288,990
Commercial Metals Co.	12,687	218,724
Haynes International, Inc.	1,428	71,114
Nucor Corp.	36,106	1,813,243
Olympic Steel, Inc.	1,088	23,860
Reliance Steel & Aluminum Co.	8,798	600,464
Schnitzer Steel Industries, Inc. Class A	3,001	80,157
Steel Dynamics, Inc.	25,267	535,913
SunCoke Energy, Inc. (a)	7,917	180,745
TimkenSteel Corp. (a)	4,202	182,829

	Shares	Value
United States Steel Corp.	16,388	$548,834
Universal Stainless & Alloy Products, Inc. (a)	816	23,525
Worthington Industries, Inc.	6,011	229,921

		5,746,805

TOTAL METALS & MINING		16,099,098

PAPER & FOREST PRODUCTS – 4.1%
Forest Products – 0.4%
Boise Cascade Co. (a)	3,821	107,561
Deltic Timber Corp.	1,299	79,369
Louisiana-Pacific Corp. (a)	16,085	217,791

		404,721

Paper Products – 3.7%
Clearwater Paper Corp. (a)	2,387	161,361
Domtar Corp.	7,383	265,197
International Paper Co.	47,274	2,245,515
KapStone Paper and Packaging Corp. (a)	9,798	291,393
Neenah Paper, Inc.	1,844	91,499
PH Glatfelter Co.	4,888	116,334
Resolute Forest Products, Inc. (a)	7,528	115,856
Schweitzer-Mauduit International, Inc.	3,461	141,313
Wausau Paper Corp.	4,836	48,699

		3,477,167

TOTAL PAPER & FOREST PRODUCTS		3,881,888

TOTAL COMMON STOCKS (Cost $92,821,553)		93,961,317

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $177,447)	177,447	177,447

TOTAL INVESTMENT PORTFOLIO – 100.1% (Cost $92,999,000)		94,138,764

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(97,200)

NET ASSETS – 100%		$94,041,564

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Annual Report	60

Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$93,961,317	$93,961,317	$—	$—
Money Market Funds	177,447	177,447	—	—

Total Investments in Securities:	$94,138,764	$94,138,764	$—	$—

See accompanying notes which are an integral part of the financial statements.

61	Annual Report

Fidelity MSCI Telecommunication Services Index ETF

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 81.0%
Alternative Carriers – 17.6%
8x8, Inc. (a)	139,657	$1,128,429
Cogent Communications Holdings, Inc.	31,422	1,090,658
inContact, Inc. (a)	121,610	971,664
Inteliquent, Inc.	66,544	706,032
Iridium Communications, Inc. (a)	131,724	1,077,502
Level 3 Communications, Inc. (a)	47,132	2,072,865
Lumos Networks Corp.	63,524	974,458
Premiere Global Services, Inc. (a)	75,333	986,862
tw telecom, Inc. (a)	47,084	1,918,202
Vonage Holdings Corp. (a)	280,938	977,664

		11,904,336

Integrated Telecommunication Services – 63.4%
AT&T, Inc.	424,228	15,098,274
Atlantic Tele-Network, Inc.	18,146	1,061,722
CenturyLink, Inc.	80,383	3,154,229
Cincinnati Bell, Inc. (a)	273,981	1,043,868
Consolidated Communications Holdings, Inc.	54,965	1,230,117
Frontier Communications Corp.	298,884	1,957,690
General Communication, Inc. Class A (a)	86,413	954,000
IDT Corp. Class B	61,677	961,544
Verizon Communications, Inc.	301,241	15,188,571
Windstream Holdings, Inc.	181,899	2,084,563

		42,734,578

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		54,638,914

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 19.0%
Wireless Telecommunication Services – 19.0%
Boingo Wireless, Inc. (a)	139,639	$853,194
Contra Leap Wireless (a)	18,242	45,970
NTELOS Holdings Corp.	68,127	820,249
SBA Communications Corp. Class A (a)	28,023	2,996,500
Shenandoah Telecommunications Co.	39,658	1,098,923
Spok Holdings, Inc.	67,643	1,012,616
Sprint Corp. (a)	233,832	1,718,665
T-Mobile US, Inc. (a)	64,770	2,133,524
Telephone & Data Systems, Inc.	47,852	1,196,300
United States Cellular Corp. (a)	23,780	929,560

TOTAL WIRELESS TELECOMMUNICATION SERVICES		12,805,501

TOTAL COMMON STOCKS (Cost $65,963,887)		67,444,415

Money Market Funds – 0.0%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $6,888)	6,888	6,888

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $65,970,775)		67,451,303

NET OTHER ASSETS (LIABILITIES) – 0.0%		(4,358)

NET ASSETS – 100%		$67,446,945

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$67,444,415	$67,398,445	$—	$45,970
Money Market Funds	6,888	6,888	—	—

Total Investments in Securities:	$67,451,303	$67,405,333	$—	$45,970

See accompanying notes which are an integral part of the financial statements.

Annual Report	62

Fidelity MSCI Utilities Index ETF

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 52.2%
Electric Utilities – 52.2%
ALLETE, Inc.	8,098	$379,958
American Electric Power Co., Inc.	92,031	4,784,692
Cleco Corp.	11,487	640,285
Duke Energy Corp.	133,220	9,609,159
Edison International	58,423	3,201,580
El Paso Electric Co.	7,717	284,371
Empire District Electric Co.	8,310	203,678
Entergy Corp.	33,721	2,455,900
Exelon Corp.	157,608	4,898,457
FirstEnergy Corp.	74,937	2,338,784
Great Plains Energy, Inc.	29,185	723,496
Hawaiian Electric Industries, Inc.	19,314	456,197
IDACORP, Inc.	9,551	511,456
ITC Holdings Corp.	29,808	1,076,069
MGE Energy, Inc.	6,564	246,938
NextEra Energy, Inc.	82,108	7,709,120
Northeast Utilities	59,562	2,614,772
NRG Yield, Inc. Class A	6,216	324,786
OGE Energy Corp.	37,561	1,350,318
Otter Tail Corp.	6,198	173,296
Pepco Holdings, Inc.	47,397	1,272,610
Pinnacle West Capital Corp.	20,858	1,115,694
PNM Resources, Inc.	15,186	389,521
Portland General Electric Co.	14,861	474,512
PPL Corp.	119,019	3,926,437
The Southern Co.	167,472	7,249,863
UIL Holdings Corp.	10,774	378,275
Unitil Corp.	2,623	83,936
UNS Energy Corp.	7,926	478,889
Westar Energy, Inc.	24,404	879,520
Xcel Energy, Inc.	94,069	2,897,325

TOTAL ELECTRIC UTILITIES		63,129,894

GAS UTILITIES – 6.6%
Gas Utilities – 6.6%
AGL Resources, Inc.	22,499	1,161,848
Atmos Energy Corp.	18,743	905,662
Chesapeake Utilities Corp.	1,885	122,695
National Fuel Gas Co.	13,487	929,389
New Jersey Resources Corp.	8,026	409,968
Northwest Natural Gas Co.	5,212	225,263
ONE Gas, Inc.	9,809	353,124
Piedmont Natural Gas Co., Inc.	14,790	513,065
Questar Corp.	33,208	738,546
South Jersey Industries, Inc.	6,260	335,348
Southwest Gas Corp.	8,853	438,489
The Laclede Group, Inc.	7,979	374,853
UGI Corp.	21,722	1,054,386
WGL Holdings, Inc.	9,892	385,590

TOTAL GAS UTILITIES		7,948,226

	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.6%
Independent Power Producers & Energy Traders – 4.6%
AES Corp.	129,944	$1,898,482
Calpine Corp. (a)	67,969	1,498,037
Dynegy, Inc. (a)	9,454	251,003
NRG Energy, Inc.	61,445	1,902,337
Ormat Technologies, Inc.	3,172	81,806

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		5,631,665

MULTI-UTILITIES – 33.8%
Multi-Utilities – 33.8%
Alliant Energy Corp.	20,990	1,185,935
Ameren Corp.	45,850	1,762,933
Avista Corp.	11,344	352,004
Black Hills Corp.	8,471	446,506
CenterPoint Energy, Inc.	76,978	1,872,105
CMS Energy Corp.	50,520	1,461,544
Consolidated Edison, Inc.	55,289	3,101,160
Dominion Resources, Inc.	109,673	7,418,282
DTE Energy Co.	33,445	2,468,910
Integrys Energy Group, Inc.	15,139	992,513
MDU Resources Group, Inc.	34,049	1,072,884
NiSource, Inc.	59,306	2,234,650
NorthWestern Corp.	7,401	342,074
PG&E Corp.	86,378	3,858,505
Public Service Enterprise Group, Inc.	95,528	3,359,720
SCANA Corp.	25,366	1,290,622
Sempra Energy	43,932	4,380,460
TECO Energy, Inc.	44,244	772,500
Vectren Corp.	15,654	596,261
Wisconsin Energy Corp.	42,690	1,860,430

TOTAL MULTI-UTILITIES		40,829,998

WATER UTILITIES – 2.6%
Water Utilities – 2.6%
American States Water Co.	7,459	227,872
American Water Works Co., Inc.	33,782	1,613,766
Aqua America, Inc.	33,515	796,987
California Water Service Group	9,202	209,529
Connecticut Water Service, Inc.	2,189	69,807
Middlesex Water Co.	3,237	65,776
Pattern Energy Group Inc.	7,023	217,643
SJW Corp.	154	4,129

TOTAL WATER UTILITIES		3,205,509

TOTAL COMMON STOCKS (Cost $124,599,764)		120,745,292

See accompanying notes which are an integral part of the financial statements.

63	Annual Report

Fidelity MSCI Utilities Index ETF

Investments – continued

Money Market Funds – 0.1%
	Shares	Value

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $46,736)	46,736	$46,736

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $124,646,500)		120,792,028

NET OTHER ASSETS (LIABILITIES) – 0.1%		156,633

NET ASSETS – 100%		$120,948,661

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$120,745,292	$120,745,292	$—	$—
Money Market Funds	46,736	46,736	—	—

Total Investments in Securities:	$120,792,028	$120,792,028	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	64

[THIS PAGE INTENTIONALLY LEFT BLANK]

65	Annual Report

Financial Statements

Statements of Assets and Liabilities
July 31, 2014
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$75,716,698	$73,225,540	$145,326,103	$126,402,557	$187,169,010
Cash	—	—	—	835	—
Receivable for investments sold	—	—	—	—	574
Receivable for fund shares sold	—	—	7,351	—	10,695
Dividends receivable	32,382	161,496	105,305	77,096	221,784

Total assets	75,749,080	73,387,036	145,438,759	126,480,488	187,402,063

Liabilities
Payable to custodian bank	—	—	—	—	487
Payable for investments purchased	—	59,391	—	71,185	1,427
Payable for fund shares redeemed	—	74,045	—	—	—
Accrued management fees	7,811	9,739	13,765	12,421	18,151

Total liabilities	7,811	143,175	13,765	83,606	20,065

Net Assets	$75,741,269	$73,243,861	$145,424,994	$126,396,882	$187,381,998

Net Assets consist of:
Paid in capital	$75,050,139	$76,401,850	$142,917,549	$125,526,000	$179,272,367
Undistributed net investment income	25,993	194,075	102,023	68,243	214,168
Accumulated undistributed net realized gain (loss) on investments	(130,614)	(42,793)	(75,557)	(120,472)	(61,247)
Net unrealized appreciation (depreciation) on investments	795,751	(3,309,271)	2,480,979	923,111	7,956,710

Net Assets	$75,741,269	$73,243,861	$145,424,994	$126,396,882	$187,381,998

Shares outstanding	2,850,000	2,800,000	5,200,000	4,750,000	6,450,000

Net Asset Value, offering price and redemption price per share	$26.58	$26.16	$27.97	$26.61	$29.05

Investments at cost	$74,920,947	$76,534,811	$142,845,124	$125,479,446	$179,212,300

See accompanying notes which are an integral part of the financial statements.

Annual Report	66

Statements of Assets and Liabilities
July 31, 2014
	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$100,629,613	$181,596,206	$94,138,764	$67,451,303	$120,792,028
Receivable for fund shares sold	—	3,921	5,687	963	2,598
Dividends receivable	88,916	28,607	71,828	365,871	165,480

Total assets	100,718,529	181,628,734	94,216,279	67,818,137	120,960,106

Liabilities
Payable for investments purchased	—	—	165,656	364,439	—
Accrued management fees	12,717	17,601	9,059	6,753	11,445

Total liabilities	12,717	17,601	174,715	371,192	11,445

Net Assets	$100,705,812	$181,611,133	$94,041,564	$67,446,945	$120,948,661

Net Assets consist of:
Paid in capital	$105,321,700	$172,029,144	$92,912,612	$65,784,124	$124,639,555
Undistributed net investment income	19,395	69,961	55,744	315,702	185,062
Accumulated undistributed net realized gain (loss) on investments	(80,968)	(116,533)	(66,556)	(133,409)	(21,484)
Net unrealized appreciation (depreciation) on investments	(4,554,315)	9,628,561	1,139,764	1,480,528	(3,854,472)

Net Assets	$100,705,812	$181,611,133	$94,041,564	$67,446,945	$120,948,661

Shares outstanding	3,750,000	6,200,000	3,400,000	2,500,000	4,500,000

Net Asset Value, offering price and redemption price per share	$26.85	$29.29	$27.66	$26.98	$26.88

Investments at cost	$105,183,928	$171,967,645	$92,999,000	$65,970,775	$124,646,500

See accompanying notes which are an integral part of the financial statements.

67	Annual Report

Financial Statements – continued

Statements of Operations
For the period October 21, 2013 (commencement of operations) to July 31, 2014
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF
Investment Income
Dividends	$442,529	$793,222	$878,746	$1,044,741	$1,074,964

Expenses
Management fees	39,721	35,902	55,369	59,222	86,152
Independent trustees’ compensation	615	495	804	904	1,294

Total expenses	40,336	36,397	56,173	60,126	87,446

Net investment income (loss)	402,193	756,825	822,573	984,615	987,518

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(131,590)	(54,784)	(85,226)	(128,816)	(61,459)
Net realized gain (loss) on In-kind redemptions	131,127	2,337,254	3,233,239	1,569,042	1,547,310

Total net realized gain (loss)	(463)	2,282,470	3,148,013	1,440,226	1,485,851

Change in net unrealized appreciation (depreciation) on investment securities	795,751	(3,309,271)	2,480,979	923,111	7,956,710

Net gain (loss)	795,288	(1,026,801)	5,628,992	2,363,337	9,442,561

Net increase (decrease) in net assets resulting from operations	$1,197,481	$(269,976)	$6,451,565	$3,347,952	$10,430,079

See accompanying notes which are an integral part of the financial statements.

Annual Report	68

Statements of Operations
For the period October 21, 2013 (commencement of operations) to July 31, 2014
	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$862,630	$873,943	$616,750	$870,328	$1,077,608

Expenses
Management fees	58,016	82,779	41,528	28,454	39,022
Independent trustees’ compensation	869	1,253	628	422	524

Total expenses	58,885	84,032	42,156	28,876	39,546

Net investment income (loss)	803,745	789,911	574,594	841,452	1,038,062

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(90,561)	(119,061)	(72,584)	(149,032)	(28,725)
Net realized gain (loss) on In-kind redemptions	3,750,707	2,880,785	2,226,063	(117,283)	1,044,458

Total net realized gain (loss)	3,660,146	2,761,724	2,153,479	(266,315)	1,015,733

Change in net unrealized appreciation (depreciation) on investment securities	(4,554,315)	9,628,561	1,139,764	1,480,528	(3,854,472)

Net gain (loss)	(894,169)	12,390,285	3,293,243	1,214,213	(2,838,739)

Net increase (decrease) in net assets resulting from operations	$(90,424)	$13,180,196	$3,867,837	$2,055,665	$(1,800,677)

See accompanying notes which are an integral part of the financial statements.

69	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
For the period October 21, 2013 (commencement of operations) to July 31, 2014
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$402,193	$756,825	$822,573	$984,615	$987,518
Net realized gain (loss)	(463)	2,282,470	3,148,013	1,440,226	1,485,851
Change in net unrealized appreciation (depreciation)	795,751	(3,309,271)	2,480,979	923,111	7,956,710

Net increase (decrease) in net assets resulting from operations	1,197,481	(269,976)	6,451,565	3,347,952	10,430,079

Distributions to shareholders from net investment income	(376,200)	(562,750)	(720,550)	(916,500)	(773,350)

Share transactions
Proceeds from sales of shares	81,215,834	111,358,389	158,350,208	148,751,276	191,567,033
Cost of shares redeemed	(6,295,846)	(37,281,802)	(18,656,229)	(24,785,846)	(13,841,764)

Net increase (decrease) in net assets resulting from share transactions	74,919,988	74,076,587	139,693,979	123,965,430	177,725,269

Total increase (decrease) in net assets	75,741,269	73,243,861	145,424,994	126,396,882	187,381,998

Net Assets
Beginning of period	—	—	—	—	—

End of period	$75,741,269	$73,243,861	$145,424,994	$126,396,882	$187,381,998

Undistributed net investment income included in net assets at end of period	$25,993	$194,075	$102,023	$68,243	$214,168

Other Information
Shares
Sold	3,100,000	4,200,000	5,850,000	5,700,000	6,950,000
Redeemed	(250,000)	(1,400,000)	(650,000)	(950,000)	(500,000)

Net increase (decrease)	2,850,000	2,800,000	5,200,000	4,750,000	6,450,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	70

Statements of Changes in Net Assets
For the period October 21, 2013 (commencement of operations) to July 31, 2014
	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$803,745	$789,911	$574,594	$841,452	$1,038,062
Net realized gain (loss)	3,660,146	2,761,724	2,153,479	(266,315)	1,015,733
Change in net unrealized appreciation (depreciation)	(4,554,315)	9,628,561	1,139,764	1,480,528	(3,854,472)

Net increase (decrease) in net assets resulting from operations	(90,424)	13,180,196	3,867,837	2,055,665	(1,800,677)

Distributions to shareholders from net investment income	(784,350)	(719,950)	(518,850)	(525,750)	(853,000)

Share transactions
Proceeds from sales of shares	143,316,457	190,371,557	111,416,040	73,177,842	134,515,263
Cost of shares redeemed	(41,735,871)	(21,220,670)	(20,723,463)	(7,260,812)	(10,912,925)

Net increase (decrease) in net assets resulting from share transactions	101,580,586	169,150,887	90,692,577	65,917,030	123,602,338

Total increase (decrease) in net assets	100,705,812	181,611,133	94,041,564	67,446,945	120,948,661

Net Assets
Beginning of period	—	—	—	—	—

End of period	$100,705,812	$181,611,133	$94,041,564	$67,446,945	$120,948,661

Undistributed net investment income included in net assets at end of period	$19,395	$69,961	$55,744	$315,702	$185,062

Other Information
Shares
Sold	5,250,000	6,950,000	4,150,000	2,800,000	4,900,000
Redeemed	(1,500,000)	(750,000)	(750,000)	(300,000)	(400,000)

Net increase (decrease)	3,750,000	6,200,000	3,400,000	2,500,000	4,500,000

See accompanying notes which are an integral part of the financial statements.

71	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF
Year ended July 31,	2014A	2014A		2014A	2014A	2014A
Selected Per-Share Data
Net asset value, beginning of period	$25.17	$25.00		$24.98	$25.00	$24.97

Income from Investment Operations
Net investment income (loss)B	0.25	0.52		0.38	0.41	0.30
Net realized and unrealized gain (loss)	1.38	1.09	C	2.89	1.56	3.99

Total from investment operations	1.63	1.61		3.27	1.97	4.29

Distributions from net investment income	(0.22)	(0.45)		(0.28)	(0.36)	(0.21)

Total distributions	(0.22)	(0.45)		(0.28)	(0.36)	(0.21)

Net asset value, end of period	$26.58	$26.16		$27.97	$26.61	$29.05

Total ReturnD	6.47%	6.42%		13.16%	7.89%	17.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%	.12%		.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%		.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%		.12%	.12%	.12%
Net investment income (loss)	1.20%	2.51%		1.76%	1.97%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$75,741	$73,244		$145,425	$126,397	$187,382
Portfolio turnover rateG,H,I	5%	3%		4%	6%	4%

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report	72

Financial Highlights
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Year ended July 31,	2014A		2014A	2014A	2014A	2014A
Selected Per-Share Data
Net asset value, beginning of period	$25.20		$25.18	$24.95	$25.26	$24.99

Income from Investment Operations
Net investment income (loss)B	0.35		0.25	0.35	0.72	0.67
Net realized and unrealized gain (loss)	1.61	C	4.06	2.67	1.42	1.85	C

Total from investment operations	1.96		4.31	3.02	2.14	2.52

Distributions from net investment income	(0.31)		(0.20)	(0.31)	(0.42)	(0.63)

Total distributions	(0.31)		(0.20)	(0.31)	(0.42)	(0.63)

Net asset value, end of period	$26.85		$29.29	$27.66	$26.98	$26.88

Total ReturnD	7.75%		17.14%	12.15%	8.57%	10.13%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%		.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%		.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%		.12%	.12%	.12%	.12%
Net investment income (loss)	1.65%		1.14%	1.64%	3.51%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$100,706		$181,611	$94,042	$67,447	$120,949
Portfolio turnover rateG,H,I	4%		4%	5%	21%	6%

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

73	Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

1. Organization.

Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date a fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned.

Annual Report	74

2. Significant Accounting Policies – continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount and redemptions in kind, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Consumer Discretionary Index ETF	$74,942,521	$3,136,873	$(2,362,696)	$774,177
Fidelity MSCI Consumer Staples Index ETF	76,546,891	113,250	(3,434,601)	(3,321,351)
Fidelity MSCI Energy Index ETF	142,875,714	4,897,553	(2,447,164)	2,450,389
Fidelity MSCI Financials Index ETF	125,499,848	2,741,072	(1,838,363)	902,709
Fidelity MSCI Health Care Index ETF	179,252,819	10,511,253	(2,595,062)	7,916,191
Fidelity MSCI Industrials Index ETF	105,189,672	881,922	(5,441,981)	(4,560,059)
Fidelity MSCI Information Technology Index ETF	172,000,285	11,988,422	(2,392,501)	9,595,921
Fidelity MSCI Materials Index ETF	93,014,137	3,139,141	(2,014,514)	1,124,627
Fidelity MSCI Telecommunication Services Index ETF	66,011,748	2,749,884	(1,310,329)	1,439,555
Fidelity MSCI Utilities Index ETF	124,656,292	170,490	(4,034,754)	(3,864,264)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity MSCI Consumer Discretionary Index ETF	$25,993	$—	$774,177
Fidelity MSCI Consumer Staples Index ETF	194,075	—	(3,321,351)
Fidelity MSCI Energy Index ETF	102,023	—	2,450,389
Fidelity MSCI Financials Index ETF	68,243	—	902,709
Fidelity MSCI Health Care Index ETF	214,168	(6)	7,916,191
Fidelity MSCI Industrials Index ETF	19,618	—	(4,560,059)
Fidelity MSCI Information Technology Index ETF	69,961	(861)	9,595,921
Fidelity MSCI Materials Index ETF	55,744	—	1,124,627
Fidelity MSCI Telecommunication Services Index ETF	315,702	—	1,439,555
Fidelity MSCI Utilities Index ETF	185,062	—	(3,864,264)

75	Annual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration Short-term	Total capital loss carryforward
Fidelity MSCI Health Care Index ETF	$(6)	$(6)
Fidelity MSCI Information Technology Index ETF	(861)	(861)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to July 31, 2014. Loss deferrals were as follows:

Capital losses
Fidelity MSCI Consumer Discretionary Index ETF	$(109,040)
Fidelity MSCI Consumer Staples Index ETF	(30,713)
Fidelity MSCI Energy Index ETF	(44,967)
Fidelity MSCI Financials Index ETF	(100,070)
Fidelity MSCI Health Care Index ETF	(20,722)
Fidelity MSCI Industrials Index ETF	(75,447)
Fidelity MSCI Information Technology Index ETF	(83,032)
Fidelity MSCI Materials Index ETF	(51,419)
Fidelity MSCI Telecommunication Services Index ETF	(92,436)
Fidelity MSCI Utilities Index ETF	(11,692)

The tax character of distributions paid was as follows:

July 31, 2014
	Ordinary income	Total
Fidelity MSCI Consumer Discretionary Index ETF	$376,200	$376,200
Fidelity MSCI Consumer Staples Index ETF	562,750	562,750
Fidelity MSCI Energy Index ETF	720,550	720,550
Fidelity MSCI Financials Index ETF	916,500	916,500
Fidelity MSCI Health Care Index ETF	773,350	773,350
Fidelity MSCI Industrials Index ETF	784,350	784,350
Fidelity MSCI Information Technology Index ETF	719,950	719,950
Fidelity MSCI Materials Index ETF	518,850	518,850
Fidelity MSCI Telecommunication Services Index ETF	525,750	525,750
Fidelity MSCI Utilities Index ETF	853,000	853,000

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity MSCI Consumer Discretionary Index ETF	$2,254,585	$2,111,104
Fidelity MSCI Consumer Staples Index ETF	1,605,424	1,013,253
Fidelity MSCI Energy Index ETF	3,053,187	2,738,971
Fidelity MSCI Financials Index ETF	4,887,603	3,825,987
Fidelity MSCI Health Care Index ETF	4,646,982	3,796,947
Fidelity MSCI Industrials Index ETF	2,735,909	2,492,046
Fidelity MSCI Information Technology Index ETF	4,134,252	3,625,082
Fidelity MSCI Materials Index ETF	2,583,916	3,250,326
Fidelity MSCI Telecommunication Services Index ETF	7,727,351	7,034,563
Fidelity MSCI Utilities Index ETF	3,085,291	2,833,520

Annual Report	76

3. Purchases and Sales of Investments – continued

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Consumer Discretionary Index ETF	$80,987,245	$6,277,588
Fidelity MSCI Consumer Staples Index ETF	110,992,238	37,148,013
Fidelity MSCI Energy Index ETF	157,866,938	18,628,788
Fidelity MSCI Financials Index ETF	147,559,752	24,576,042
Fidelity MSCI Health Care Index ETF	191,005,319	13,797,101
Fidelity MSCI Industrials Index ETF	142,921,895	41,620,013
Fidelity MSCI Information Technology Index ETF	190,023,252	21,195,808
Fidelity MSCI Materials Index ETF	111,268,299	19,932,885
Fidelity MSCI Telecommunication Services Index ETF	73,113,785	7,253,974
Fidelity MSCI Utilities Index ETF	134,190,649	10,857,552

4. Fees and Other Transactions with Affiliates.

Management Fee. SelectCo provides each Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .12% of each Fund’s average net assets. Under the management contract, SelectCo pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to SelectCo is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by SelectCo for providing these services.

5. Share Transactions.

The Funds issue and redeem shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

6. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

77	Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Covington Trust and Shareholders of Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF:

We have audited the accompanying statements of assets and liabilities of Fidelity MSCI Consumer Discretionary Index, ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds), each a fund of the Fidelity Covington Trust, including the schedules of investments, as of July 31, 2014, and the related statements of operations, the statements of changes in net assets and financial highlights for the period October 21, 2013 (commencement of operations) to July 31, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity MSCI Consumer Discretionary Index, ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF as of July 31, 2014, and the results of their operations, the changes in their net assets and the financial highlights for the period October 21, 2013 (commencement of operations) to July 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 22, 2014

Annual Report	78

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity MSCI Consumer Discretionary Index ETF

Period Ended July 31, 2014

From commencement of operations* to July 31, 2014	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	57	29.08%	139	70.92%
25 – <50	0	—	0	—
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	57	29.08%	139	70.92%

*	October 21, 2013.

Fidelity MSCI Consumer Staples Index ETF

Period Ended July 31, 2014

From commencement of operations* to July 31, 2014	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	49	25.00%	146	74.49%
25 – <50	1	0.51%	0	—
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	50	25.51%	146	74.49%

*	October 21, 2013.

Fidelity MSCI Energy Index ETF

Period Ended July 31, 2014

From commencement of operations* to July 31, 2014	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	36	18.37%	156	79.59%
25 – <50	0	—	2	1.02%
50 – <75	0	—	1	0.51%
75 – <100	0	—	1	0.51%
100 or above	0	—	0	—
Total	36	18.37%	160	81.63%

*	October 21, 2013.

79	Annual Report

Premium/Discount Analysis (Unaudited) – continued

Fidelity MSCI Financials Index ETF

Period Ended July 31, 2014

From commencement of operations* to July 31, 2014	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	40	20.41%	154	78.57%
25 – <50	1	0.51%	1	0.51%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	41	20.92%	155	79.08%

*	October 21, 2013.

Fidelity MSCI Health Care Index ETF

Period Ended July 31, 2014

From commencement of operations* to July 31, 2014	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	37	18.88%	155	79.08%
25 – <50	0	—	4	2.04%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	37	18.88%	159	81.12%

*	October 21, 2013.

Fidelity MSCI Industrials Index ETF

Period Ended July 31, 2014

From commencement of operations* to July 31, 2014	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	56	28.57%	140	71.43%
25 – <50	0	—	0	—
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	56	28.57%	140	71.43%

*	October 21, 2013.

Fidelity MSCI Information Technology Index ETF

Period Ended July 31, 2014

From commencement of operations* to July 31, 2014	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	40	20.41%	155	79.08%
25 – <50	0	—	1	0.51%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	40	20.41%	156	79.59%

*	October 21, 2013.

Annual Report	80

Fidelity MSCI Materials Index ETF

Period Ended July 31, 2014

From commencement of operations* to July 31, 2014	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	54	27.55%	137	69.90%
25 – <50	3	1.53%	2	1.02%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	57	29.08%	139	70.92%

*	October 21, 2013.

Fidelity MSCI Telecommunication Services Index ETF

Period Ended July 31, 2014

From commencement of operations* to July 31, 2014	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	76	38.78%	112	57.14%
25 – <50	3	1.53%	2	1.02%
50 – <75	2	1.02%	1	0.51%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	81	41.33%	115	58.67%

*	October 21, 2013.

Fidelity MSCI Utilities Index ETF

Period Ended July 31, 2014

From commencement of operations* to July 31, 2014	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	46	23.47%	147	75.00%
25 – <50	1	0.51%	1	0.51%
50 – <75	0	—	1	0.51%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	47	23.98%	149	76.02%

*	October 21, 2013.

81	Annual Report

Trustees and Officers (Unaudited)

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Each of the Trustees oversee 74 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds’ Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s sector portfolios. Other Boards oversee Fidelity’s equity and high income funds, and Fidelity’s investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through SelectCo, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), SelectCo’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Funds’ Trustees.”

Annual Report	82

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1- 800- FIDELITY.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Brian B. Hogan (1964)
Year of Election or Appointment: 2014
Trustee
Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR’s Equity
Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006–2009)
and as a portfolio manager.

*	Trustee has been determined to be an “Interested Trustee” by virtue of, among other things, his affiliation with the trust or various entities under common control with SelectCo.

+	The information above includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
David A. Rosow (1942)
Year of Election or Appointment: 2013 Trustee

Mr. Rosow also serves as Trustee of other Fidelity funds. Mr. Rosow is Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008–present) and President (2009-present) of the Town Council of Palm Beach, Florida. Mr. Rosow served as a Member of the Advisory Board of other Fidelity funds (2012-2013).

Garnett A. Smith (1947)
Year of Election or Appointment: 2013 Trustee

Mr. Smith also serves as Trustee of other Fidelity funds. Prior to Mr. Smith’s retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of other Fidelity funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity funds. Mr. Wiley serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity funds (2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+	The information above includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee’s qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

83	Annual Report

Trustees and Officers (Unaudited) – continued

Officers:

Except for Anthony R. Rochte, correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to SelectCo, 1225 17th Street, Denver, Colorado 80202-5541. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Christopher S. Bartel (1971)
Year of Election or Appointment: 2013
Vice President

Mr. Bartel also serves as Vice President of other funds. Mr. Bartel serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Inc. (2012-present), a Director of Fidelity Management & Research (Hong Kong) (2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2013
Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013
Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2013
Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2013
President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013
Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014
Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Annual Report	84

Name, Year of Birth; Principal Occupation
James D. Gryglewicz (1972)
Year of Election or Appointment: 2014
Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Vice President of Asset Management Compliance (2009-present) and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)
Year of Election or Appointment: 2013
Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR’s Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR’s Program Management Group (2010–2013), and Vice President of Valuation Oversight (2008–2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2013
Deputy Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Anthony R. Rochte (1968)
Year of Election or Appointment: 2013
Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors’ North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013
Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2013
Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR’s Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

85	Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:

	December 2013	March 2014	June 2014
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	84%	84%
Fidelity MSCI Energy Index ETF	96%	98%	98%
Fidelity MSCI Financials Index ETF	54%	61%	61%
Fidelity MSCI Health Care Index ETF	100%	100%	100%
Fidelity MSCI Industrials Index ETF	99%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%
Fidelity MSCI Materials Index ETF	95%	100%	100%
Fidelity MSCI Telecommunication Services Index ETF	100%	100%	100%
Fidelity MSCI Utilities Index ETF	100%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	December 2013	March 2014	June 2014
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	81%	81%
Fidelity MSCI Energy Index ETF	100%	100%	100%
Fidelity MSCI Financials Index ETF	57%	65%	65%
Fidelity MSCI Health Care Index ETF	90%	100%	100%
Fidelity MSCI Industrials Index ETF	100%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%
Fidelity MSCI Materials Index ETF	100%	100%	100%
Fidelity MSCI Telecommunication Services Index ETF	100%	100%	100%
Fidelity MSCI Utilities Index ETF	100%	100%	100%

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report	86

[THIS PAGE INTENTIONALLY LEFT BLANK]

87	Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Adviser

BlackRock Fund Advisors

San Francisco, CA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

State Street Bank and Trust Company

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

1-800-FIDELITY

EXT-ANN-0914 696394.1.0 1.9584796.100	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

As of the end of the period, July 31, 2014, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A. Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2014 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Consumer Discretionary Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Consumer Staples Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Energy Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Financials Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Health Care Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Industrials Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Information Technology Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Materials Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Telecommunication Services Index ETF	$12,000	$—	$2,500	$500
Fidelity MSCI Utilities Index ETF	$12,000	$—	$2,500	$500

July 31, 2013 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Consumer Discretionary Index ETF	$—	$—	$—	$—
Fidelity MSCI Consumer Staples Index ETF	$—	$—	$—	$—
Fidelity MSCI Energy Index ETF	$—	$—	$—	$—
Fidelity MSCI Financials Index ETF	$—	$—	$—	$—
Fidelity MSCI Health Care Index ETF	$—	$—	$—	$—
Fidelity MSCI Industrials Index ETF	$—	$—	$—	$—
Fidelity MSCI Information Technology Index ETF	$—	$—	$—	$—
Fidelity MSCI Materials Index ETF	$—	$—	$—	$—
Fidelity MSCI Telecommunication Services Index ETF	$—	$—	$—	$—
Fidelity MSCI Utilities Index ETF	$—	$—	$—	$—

A	Amounts may reflect rounding.
B	Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF commenced operations on October 21, 2013.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2014A,B	July 31, 2013A,B
Audit-Related Fees	$355,000	$915,000
Tax Fees	$—	$—
All Other Fees	$745,000	$765,000

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF’s commencement operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*    *    *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2014 A,B	July 31, 2013 A,B
Deloitte Entities	$1,965,000	$1,775,000

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF’s commencement operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.	Audit Committee of Listed Registrants

The Board of Trustees of Fidelity Covington Trust has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of July 31, 2014, the members of the audit committee were David A. Rosow, Garnett A. Smith and Michael E. Wiley.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	September 25, 2014

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2014